As filed with the Securities and Exchange Commission on  October 8, 2008

Registration Statement Nos. 333-71500

811-10533

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.       ☐

Post-Effective Amendment No. 15 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 16

(Check appropriate box or boxes.)

RESERVE MUNICIPAL MONEY-MARKET TRUST

(Exact Name of Registrant as Specified in Charter)

1250 BROADWAY, NEW YORK, NY
10001-3701
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 401-5500

Christina M. Massaro
The Reserve
1250 Broadway
New York, NY 10001-3701
(Name and Address of Agent for Service)

Approximate date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☒	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective data for a previously filed post-effective amendment.

INTERSTATE TAX-EXEMPT FUND

CALIFORNIA MUNICIPAL MONEY-MARKET FUND

CONNECTICUT MUNICIPAL MONEY-MARKET FUND

FLORIDA MUNICIPAL MONEY-MARKET FUND

MASSACHUSETTS MUNICIPAL MONEY-MARKET FUND

MICHIGAN MUNICIPAL MONEY-MARKET FUND

NEW JERSEY MUNICIPAL MONEY-MARKET FUND

OHIO MUNICIPAL MONEY-MARKET FUND

PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND

VIRGINIA MUNICIPAL MONEY-MARKET FUND
of Reserve Municipal Money-Market Trust II

NEW YORK MUNICIPAL MONEY-MARKET FUND
of Reserve New York Municipal Money-Market Trust

ARIZONA MUNICIPAL MONEY-MARKET FUND

LOUISIANA MUNICIPAL MONEY-MARKET FUND

MINNESOTA MUNICIPAL MONEY-MARKET FUND
of Reserve Municipal Money-Market Trust

Each Fund listed above has opted to participate in the Department of Treasury's Temporary Guarantee Program for Money Market Funds.

Until further notice, each Fund listed above does not offer any class of shares for purchase, except through dividend reinvestment.

Due to the size of redemption requests and/or the illiquidity of certain securities in which each Fund listed above invested, each Fund has at times between September 15, 2008 and the date of this Prospectus failed to pay redemption proceeds within seven calendar days as required by the Investment Company Act of 1940.

The Funds' Independent Registered Public Accounting Firm has raised substantial doubt about each Fund's ability to continue as a going concern.

PROSPECTUS

OCTOBER 8, 2008

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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Shareholders should direct their inquiries to the firm from which they received this Prospectus or to The Reserve.

The Reserve
1250 Broadway
New York, NY 10001-3701
800-637-1700 (telephone)
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It Pays to Keep Money in Reserve®

about the funds

Investment Objectives

The investment objective of the Interstate Tax-Exempt Fund is to seek as high a level of short-term interest income exempt from federal income taxes, including the federal alternative minimum tax, as is consistent with preservation of capital and liquidity.

The investment objective of the California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund and Virginia Municipal Money-Market Fund, each a series of Reserve Municipal Money Market Trust II and collectively referred to as the Municipal Money Market Trust II Funds, and New York Municipal Money-Market Fund, a series of New York Municipal Money-Market Trust, is to seek as high a level of short-term interest income exempt from federal income taxes (excluding the federal alternative minimum tax), and from respective state and local income, intangible and/or property taxes, if any, as is consistent with preservation of capital and liquidity.

The investment objective of the Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund, each a series of the Municipal Money-Market Trust and collectively referred to as the Municipal Money-Market Trust Funds, is to seek as high a level of short-term interest income exempt from federal income tax (excluding the federal alternative minimum tax) and the respective state and local income and/or property taxes, if any, as is consistent with preservation of capital and liquidity. The Municipal Money Market Trust Funds, the Municipal Money-Market Trust II Funds and Reserve New York Municipal Money-Market Fund are each referred to as a "State Fund" and together with Interstate Tax-Exempt Fund are referred to as the "Funds."

Principal Investment Strategies

The Funds are money market mutual funds designed as a convenient alternative to the direct investment of temporary cash balances in short-term instruments. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and to reduce or eliminate the mechanical problems of direct investment, such as scheduling maturities and reinvestment, as well as evaluating the credit of issuers, investing in round lots, and safeguarding the receipt and delivery of securities. Each Fund invests only in short-term securities and seeks to maintain a stable $1.00 share price.

•  Short-term securities – securities with maturities of not more than 762 days (25 months) for securities issued or guaranteed by the U.S. government, as to principal and interest, and 397 days (13 months) for other securities.

The investment adviser to the Funds monitors a range of economic and financial factors. Based on this analysis, the assets of the Funds are invested in a mix of U.S. dollar-denominated money market securities that are intended to provide as high

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a yield as possible without violating each Fund's credit quality and maturity policies or jeopardizing the stability of its share price. The average maturity of each Fund's securities portfolio will not be more than 90 days.

•  Money market securities – short-term securities that conform to the duration and credit quality standards of Rule 2a-7 under the Investment Company Act of 1940, as amended.

Each Fund may invest in U.S. government securities backed by the full faith and credit of the U.S. government.

•  U.S. government securities – securities issued by the government of the United States, its agencies and instrumentalities.

•  Full faith and credit – The strongest credit backing offered by the U.S. government and the highest degree of safety with respect to the payment of principal and interest.

Each Fund may invest in repurchase agreements but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to guidelines adopted by the Trustees. Securities subject to repurchase agreements will be segregated and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

•  Repurchase agreements – Under a repurchase agreement, the seller agrees to repurchase a security from the buyer at a mutually agreed upon time and price. This results in a fixed rate of return insulated from market fluctuations during such period.

Interstate Tax-Exempt Fund. Interstate Tax-Exempt Fund seeks to attain its objective by investing at least 80% of the Fund's net assets, plus amounts of any borrowings for investment purposes, in high-quality municipal obligations issued by states, counties, or other governmental entities that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for federal income tax purposes (and does not subject investors to the federal alternative minimum tax). Interest received on certain otherwise tax-exempt securities issued by or on behalf of public authorities to finance various facilities operated for private profit, known as private activity bonds, may be classified as "tax-preference items," which could subject certain shareholders to the federal alternative minimum tax.

•  Municipal obligations – Debt obligations issued to obtain funds for various governmental and public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining of funds for general operating expenses and loans to other public institutions and facilities.

•  Private activity bonds – Private activity bonds and notes, which are considered a category of municipal obligations, are a specific type of revenue bond or note backed by the credit of a private issuer.

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about the funds

Municipal Money-Market Trust Funds, Municipal Money-Market Trust II Funds (other than the Interstate Tax-Exempt Fund) and the New York Municipal Money-Market Fund. Each Municipal Money-Market Fund, each Municipal Money-Market Trust II Fund (other than the Interstate Tax-Exempt Fund) and the New York Municipal Money-Market Fund seeks to attain its objective by investing at least 80% of the value of the net assets, plus amounts of any borrowings for investment purposes, in municipal obligations that pay interest that is, in the opinion of bond counsel to the issuer, is generally excludable from gross income for federal income tax purposes (excluding the federal alternative minimum tax) and from state and, if applicable, city income, intangible and/or personal property taxes, for the specified State. Each Municipal Money-Market Fund's, Municipal Money-Market Trust II Fund's (other than the Interstate Tax-Exempt Fund) and New York Municipal Money-Market Fund's principal investment strategies also include investing, without limitation, in tax-exempt municipal securities which could subject certain shareholders to the federal alternative minimum tax.

Municipal Obligations. Municipal obligations include general obligation bonds, revenue bonds, private activity bonds (or industrial development bonds under pre-1986 law) and moral obligation bonds. Certain types of private activity bonds that are issued by or on behalf of public authorities to finance various facilities operated for private profit municipal obligations and may bear fixed, variable or floating rates of interest.

•  General obligation bonds – Obligations backed by the taxing power of the issuer.

•  Revenue bonds – Obligations backed by revenue from a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power.

•  Industrial development bonds – An industrial development bond or note is a specific type of revenue bond or note backed by the credit of a private issuer.

•  Moral obligation bonds – Obligations issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of a state or municipality.

General obligation bonds, revenue bonds, private activity bonds, industrial development bonds and moral obligation bonds must all meet the same credit quality standards, as described below.

Credit Quality. The Funds may purchase tax-exempt securities, which are rated MIG1 or MIG2 by Moody's Investor Services, Inc. ("Moody's"), SP-1 or SP-2 by the Standard & Poor's, a Division of The McGraw-Hill Companies, Inc. ("S&P") or the equivalent. Obligations that are not rated may also be purchased, provided that the adviser determines them to be of comparable quality pursuant to guidelines established by the Trustees.

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about the funds

Maturity. The Funds may purchase floating and variable rate demand obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days' notice. The Funds will not invest more than 10% of the value of its net assets in illiquid securities, including floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days' notice.

In addition to the investments noted above, each of Interstate Tax-Exempt Fund, California Municipal Money-Market Fund and New York Municipal Money-Market Fund may invest in the following:

Tax-Exempt Commercial Paper. Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less. It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing. Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject. The Funds will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody's, A-1 by S&P or F-1 by Fitch's Investor Service.

Tender Option Bonds. A tender option is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. Subject to applicable regulatory requirements, the Funds may buy tender option bonds if the agreement gives the Funds the right to tender the bond to its sponsor no less frequently than once every 397 days. The adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying obligation, any custodian, and the third party provider of the tender option. For certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons. There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

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about the funds

In addition to the other instruments described above, each Fund may keep up to 20% of its assets in cash on deposit at its custodian bank when it is considered in the best interests of the funds' shareholders. The bank will reduce its custody fee by a rate payable on the cash balance and the adviser will waive its comprehensive management fee in the same amount. This strategy will be used when, in the adviser's view, it will result in a higher yield than if the Fund had invested the cash in municipal securities.

Disclosure of Portfolio Holdings. A description of the Funds' policies and procedures with respect to the disclosure of portfolio holdings is available in the Statement of Additional Information.

Principal Risks

The Funds are money market mutual funds that seek to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, FDIC or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. The Funds cannot guarantee that their respective NAV will remain at $1.00 per share.

The value of each Fund's net assets may change based on changes in market, economic, political and financial developments. The following factors could reduce the income or capital gains received on a Fund's portfolio and therefore the Fund's yield:

•  Interest Rate Risk. Most of the Funds' performance depends on interest rates, and when interest rates fall, the Funds' yields will typically fall as well. When interest rates go up, the value of an investment in debt securities generally goes down. When interest rates are rising, the value of long-term debt securities generally goes down more than the value of the short-term securities in which the Funds invest. In addition, as investments mature, the proceeds may be reinvested at rates that are lower than levels previously earned.

•  Credit Quality Risk. Overall, a decline in the credit quality of an issuer, or of the provider of a credit support or maturity-shortening structure for a security, can cause the value of a money market security to decrease.

•  Returns. Because money market funds may only invest in securities with a lower level of risk, over time they may produce lower returns than investments in stocks or bonds, which entail higher levels of risk.

•  Guaranteed Securities Risks. The investments secured by letters of credit or bank guarantees are also subject to the risks associated with the banking industry, including interest rate risk, credit risk and regulatory developments risk.

•  Suitability. Different investors have different investment goals. Investments in money market funds provide greater security and liquidity than other types of investments but do not usually offer as high a rate of return. The Funds are not intended to be a balanced investment program. Each Fund is intended to provide professional management for your cash and a convenient way to gain

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tax-exempt interest income as a part of a diversified portfolio. A state specific fund is generally not suitable for residents of another state.

•  Taxability Risk. The Funds intend to minimize the payment of taxable income to shareholders by investing in municipal obligations and other tax-exempt securities in reliance on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for federal income tax purposes. Such securities, however, may be determined to pay, or to have paid, taxable income subsequent to a Fund's acquisition of the securities. In that event, the Internal Revenue Service may demand that the Fund pay taxes on the affected interest income, and, if the Fund agrees to do so, the Fund's yield could be adversely affected. If a security acquired based on reliance on such an opinion of counsel is subsequently determined to pay interest that is includable in gross income for federal income tax purposes, the Fund will dispose of that security as soon as reasonably practicable. The dividends paid to shareholders with respect to such security may be taxable, however.

•  Illiquidity Risk. Depending on the market environment for specific types of securities, it may become difficult or impossible to sell certain securities at the time and price a Fund's investment adviser thinks are reasonable, including those securities that have not had their the credit quality impaired. Certain sectors of the market can experience sudden downturns in trading activity, which can create periods of illiquidity for certain types of securities. During periods of reduced trading, the spread can widen between the price at which a security can be bought and the price at which it can be sold. Less liquid securities can become more difficult to value and be subject to erratic price movements. If a liquid market does not exist for a security, a Fund may have to lower the sale price of the security, sell other securities instead or forgo an investment opportunity. Any of these could have a negative effect on Fund management or performance. During periods with unusual market conditions or an unusually high volume of redemption requests, a Fund may defer the payment of redemption proceeds for up to seven days.

•  Stable Net Asset Value. Another fund in the Reserve fund complex has failed to maintain a net asset value of $1.00 per share. The Funds have continued to maintain a net asset value of $1.00 per share. Although each Fund seeks to maintain a stable $1.00 share price, there is no guarantee that it will be able to do so.

•  Legal Proceedings. RMCI is the subject of various legal claims and intends to vigorously defend against them. The potential impact of these actions is uncertain. There can be no assurance that these suits and/or ongoing adverse publicity will not result in adverse consequences for RMCI and the Funds.

The Funds are also subject to the risks associated with the types of securities held:

•  Repurchase Agreements. In the event of a default of a repurchase agreement counterparty, a Fund may experience delays, losses or restrictions upon its ability to dispose of the underlying securities.

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about the funds

•  Municipal Securities. Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes or the rights of municipal security holders.

•  State-Specific Risks. Each State Fund concentrates investments in municipal obligations of issuers located in the state for which it is named. The municipal obligation market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a single state. For example, unfavorable political or economic conditions and/or changes in municipal market related legislation or litigation within the state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state. Below are some of the risks particular to each State Fund offered in this Prospectus:

•  California Municipal Money-Market Fund: There are special risks inherent in the Fund's investments in California municipal obligations that result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the state. Although California's economy is generally diversified, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and it could be affected by an economic downturn in one of those industries, which could affect revenues underlying municipal obligations.

•  Connecticut Municipal Money-Market Fund: The credit quality of Connecticut's debt is generally dependent on property taxes, personal income tax and corporate income tax. Connecticut's economy is relatively diversified across service industries, retail and wholesale trade and manufacturing. Any downturn in these economic sectors could adversely affect the state's economy and revenues underlying municipal obligations.

•  Florida Municipal Money-Market Fund: Florida revenues are closely related to the tourism business. Disruptions to this business due to, for example, adverse weather conditions could adversely affect the state's economy and revenues underlying municipal obligations.

•  Massachusetts Municipal Money-Market Fund: Massachusetts's economy is relatively diversified across manufacturing, technology research and development, finance, trade, and tourism. Any downturn in these economic sectors could adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  Michigan Municipal Money-Market Fund: Michigan's financial condition continues to rely heavily on the cyclical auto industry. This affects revenue streams of the state and local governments because of its impact on tax sources, particularly sales taxes, income taxes and Michigan single business taxes. A negative impact on the U.S. auto industry could adversely affect the financial condition of the state and revenues underlying municipal obligations.

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•  New Jersey Municipal Money-Market Fund: New Jersey's tax revenues rely heavily on the service and housing industry. In addition, the state has had difficulty balancing its budget. A downturn in the service and housing sectors as well as the state's inability to address budgetary issues in a satisfactory manner could adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  New York Municipal Money-Market Fund: There are the special risks inherent in investing in New York municipal obligations that result from New York City being the nation's financial capital. The New York economy tends to be more sensitive to monetary policy actions and movements in the national and world economies than economies of other states. The financial health of New York City affects that of the state in general. Adverse economic conditions affecting New York City may also adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  Ohio Municipal Money-Market Fund: Ohio's economy is closely tied to the nation's cyclical manufacturing sector. A downturn in the state's manufacturing sector could adversely affect the financial condition of the state and the revenues underlying municipal obligations.

•  Pennsylvania Municipal Money-Market Fund: Diverse social, environmental and economic factors affect the financial condition of Pennsylvania and its political subdivisions. The Pittsburgh and Philadelphia metropolitan areas, situated at opposite ends of the state, dominate the commercial and industrial life of their regions. Manufacturing and agricultural businesses are central to the state's revenues. A downturn in the state's manufacturing and agricultural sectors could adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  Virginia Municipal Money-Market Fund: Virginia's economy relies on federal government jobs (including defense), tourism, agriculture and technology. Any loss in federal government jobs (including those associated with military base closings) and a downturn in the tourism, agricultural and technology sectors could adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  Arizona Municipal Money-Market Fund: Arizona's economy relies principally on tourism, trade, manufacturing and construction. In addition, the state's economic growth depends, in part, on its ability to manage its water resources. Any downturn in these economic sectors could adversely affect the financial condition of the state and could adversely affect the value of municipal obligations. In addition, population growth in the state has increased expenditures. Arizona's economic outlook depends on its ability to match long term revenues with expenditures.

•  Louisiana Municipal Money-Market Fund: Investors should consider the special risks inherent in investing in Louisiana municipal obligations, which result from the complex nature of the state's economy and adverse weather conditions. Hurricane Katrina and Hurricane Rita have had a significant impact

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on the economy of Louisiana and more directly on the economy of New Orleans and its surrounding areas. In addition, Louisiana's economy is heavily dependent on the energy industry and tourism and any economic downturn, including those that are weather related, could adversely affect the financial condition of the state and revenues underlying municipal obligations.

•  Minnesota Municipal Money-Market Fund: Although Minnesota's economy is relatively diverse, its economy continues to rely significantly on agriculture and manufacturing. A downturn in these economic sectors could adversely affect the financial condition of the state and revenues underlying municipal obligations.

Performance

The bar charts and tables below provide an indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year. The bar charts show annual total returns on each Fund's Class R shares for each of the last ten calendar years or for each completed calendar year since inception, as applicable. The returns of other classes may vary. The tables show performance for each class of the Funds' shares. Past performance is not necessarily an indication of how a Fund will perform in the future.

During the periods shown above, the highest quarterly return was 0.83% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2008, to September 30, 2008, was 1.20%.

Average Annual Total Returns as of December 31, 2007	One Year	Five Years	Ten Years or Since Inception
Interstate Tax-Exempt Fund -
Class R	2.62%	2.06%	1.73%
Investor Class II	2.82%	N/A	2.28	%^
Investor Class I	2.93%	N/A	2.28	%^^
Class Treasurer's Trust	3.05%	2.36%	1.66	%**
Liquidity Class V	3.20%	N/A	2.06	%†
Liquidity Class III	3.41%	2.44%	2.02	%*
Liquidity Class I	3.51%	N/A	2.22	%††
Class Institutional	3.54%	N/A	3.12	%#

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*  Class inception date is May 29, 2001.

**  Class inception date is April 17, 2001.

†  Class inception date is August 7, 2003.

††  Class inception date is January 13, 2003.

^  Class inception date is September 23, 2004.

^^  Class inception date is August 16, 2004.

#  Class inception date is February 1, 2005.

During the periods shown above, the highest quarterly return was 0.71% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2008, to September 30, 2008, was 0.97%.

During the periods shown above, the highest quarterly return was 0.79% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2008, to September 30, 2008, was 0.92%.

During the periods shown above, the highest quarterly return was 0.84% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2008, to September 30, 2008, was 1.06%.

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During the periods shown above, the highest quarterly return was 0.81% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2008, to September 30, 2008, was 1.02%.

During the periods shown above, the highest quarterly return was 0.86% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2008, to September 30, 2008, was 0.94%.

During the periods shown above, the highest quarterly return was 0.80% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2008, to September 30, 2008, was 0.99%.

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During the periods shown above, the highest quarterly return was 0.81% for the quarter ended December 31, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2008, to September 30, 2008, was 0.94%.

During the periods shown above, the highest quarterly return was 0.85% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2008, to September 30, 2008, was 1.02%.

During the periods shown above, the highest quarterly return was 0.87% for the quarter ended June 30, 2000, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2008, to September 30, 2008, was 0.97%.

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During the periods shown above, the highest quarterly return was 0.65% for the quarter ended December 31, 2006, and the lowest quarterly return was 0.01% for the quarter ended March 31, 2004. The return for the period from January 1, 2008, to September 30, 2008, was 0.91%.

Average Annual Total Returns as of December 31, 2007	One Year	Five Years	Ten Years or Since Inception
California Municipal Money-Market Fund*—Class R	2.55%	1.33%	1.84%
Connecticut Municipal Money- Market Fund—Class R	2.55%	1.36%	1.58%
Florida Municipal Money-Market Fund—Class R	2.64%	1.37%	1.73%
Massachusetts Municipal Money- Market Fund—Class R	2.63%	1.34%	1.66%
Michigan Municipal Money-Market Fund**—Class R	2.65%	1.36%	1.60%
New Jersey Municipal Money- Market Fund—Class R	2.60%	1.34%	1.64%
New York Municipal Money-Market Fund—Class R	2.59%	1.39%	1.68%
New York Municipal Money-Market Fund††—Class Treasurer's Trust	3.04%	N/A	3.06%
Ohio Municipal Money-Market Fund#—Class R	2.63%	1.36%	1.65%
Pennsylvania Municipal Money- Market Fund##—Class R	2.64%	1.37%	1.72%
Virginia Municipal Money-Market Fund†—Class R	2.62%	1.34%	1.39%

*  Class R inception date is July 2, 1999.

**  Class R inception date is December 14, 1998.

#  Class R inception date is April 1, 1998.

##  Class R inception date is September 12, 1997.

†  Class R inception date is March 3, 2000.

††  Class Treasurer's Trust inception date is December 7, 2006.

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During the periods shown above, the highest quarterly return was 0.72% for the quarter ended December 31, 2005, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2008, to September 30, 2008, was 1.03%.

During the periods shown above, the highest quarterly return was 0.45% for the quarter ended December 31, 2005, and the lowest quarterly return was 0.01% for the quarter ended June 30, 2004. The return for the period from January 1, 2008, to September 30, 2008, was 0.99%.

During the periods shown above, the highest quarterly return was 0.66% for both quarters ended September 30, 2006, and December 31, 2006, and the lowest quarterly return was 0.59% for the quarter ended June 30, 2006. The return for the period from January 1, 2008, to September 30, 2008, was 1.09%.

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Average Annual Total Returns as of December 31, 2007	One Year	Five Years	Since Inception
Arizona Municipal Money-Market Fund*	2.64%	N/A	2.60%
Louisiana Municipal Money- Market Fund**	2.64%	1.42%	1.29%
Minnesota Municipal Money- Market Fund**	2.64%	1.36%	1.27%

*  Class R inception date is April 3, 2006.

**  Class R inception date is April 17, 2002.

For a Fund's current yield, call toll-free 800-637-1700
or visit our website at www.TheR.com.

Fees & Expenses

Certain Funds offer different classes of shares with different minimum investment requirements and different services. Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV and Liquidity Class V, which are designed for institutional investors, have higher minimum investments and fewer services than Class Treasurer's Trust, Investor Class I, Investor Class II, Investor Class III and Class R, which are designed for individual investors. Some classes are available only through certain financial intermediaries. You may pay the fees and expenses, described in the table below, if you buy and hold shares of a Fund, as indicated. The Funds are no-load funds, meaning that there are no sales charges (loads) or exchange fees associated with an investment in any Fund.

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about the funds

Arizona Municipal Money-Market Fund

Shareholder Fees
(Fees paid directly from your investment)	Class R	Class Treasurer's Trust	Investor Class II
Shareholder Transaction Fees(1)	None	None	None
Redemption Fees(2)	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(3)	0.81%	0.61%	0.56%
Distribution and Services (12b-1) Fee	0.25%	None	0.25%
Other Expenses(4)	0.03%	0.01%	0.01%
Total Annual Fund Operating Expenses(5)	1.09%	0.62%	0.82%

Ohio Municipal Money-Market Fund and
Pennsylvania Municipal Money-Market Fund

Shareholder Fees
(Fees paid directly from your investment)	Class R	Class Treasurer's Trust
Shareholder Transaction Fees(1)	None	None
Redemption Fees(2)	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(3)	0.81%	0.61%
Distribution and Services (12b-1) Fee	0.25%	None
Other Expenses(4)	0.03%	0.01%
Total Annual Fund Operating Expenses(5)	1.09%	0.62%

Louisiana Municipal Money-Market Fund

Shareholder Fees
(Fees paid directly from your investment)	Class R	Class Treasurer's Trust
Shareholder Transaction Fees(1)	None	None
Redemption Fees(2)	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(3)	0.81%	0.61%
Distribution and Services (12b-1) Fee	0.25%	None
Other Expenses(4)	0.04%	0.01%
Total Annual Fund Operating Expenses(5)	1.10%	0.62%

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California Municipal Money-Market Fund

New York Municipal Money-Market Fund

Shareholder Fees
(Fees paid directly from your investment)	Class R	Class Treasurer's Trust
Shareholder Transaction Fees(1)	None	None
Redemption Fees(2)	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(3)	0.81%	0.61%
Distribution and Services (12b-1) Fee	0.25%	None
Other Expenses(4)	0.01%	0.01%
Total Annual Fund Operating Expenses(5)	1.07%	0.62%

Interstate Tax-Exempt Fund

Shareholder Fees
(Fees paid directly from your investment)	Class R	Investor Class III	Investor Class II	Investor Class I	Class Treasurer's Trust
Shareholder Transaction Fees(1)	None	None	None	None	None
Redemption Fees(2)	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(3)	0.81%	0.76%	0.56%	0.51%	0.61%
Distribution and Services (12b-1) Fee	0.25%	0.25%	0.25%	0.25%	None
Other Expenses(4)	0.02%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(5)	1.08%	1.02%	0.82%	0.77%	0.62%
Shareholder Fees
(Fees paid directly from your investment)	Liquidity Class V	Liquidity Class IV	Liquidity Class III	Liquidity Class II	Liquidity Class I
Shareholder Transaction Fees(1)	None	None	None	None	None
Redemption Fees(2)	None	None	None	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(3)	0.46%	0.36%	0.26%	0.21%	0.16%
Distribution and Services (12b-1) Fee	None	None	None	None	None
Other Expenses(4)	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(5)	0.47%	0.37%	0.27%	0.22%	0.17%

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Shareholder Fees
(Fees paid directly from your investment)	Class Institutional
Shareholder Transaction Fees(1)	None
Redemption Fees(2)	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(3)	0.13%
Distribution and Services (12b-1) Fee	None
Other Expenses(4)	0.01%
Total Annual Fund Operating Expenses(5)	0.14%

Connecticut Municipal Money-Market Fund
Massachusetts Municipal Money-Market Fund
Michigan Municipal Money-Market Fund
Minnesota Municipal Money-Market Fund
New Jersey Municipal Money-Market Fund
Virginia Municipal Money-Market Fund

Shareholder Fees
(Fees paid directly from your investment)	Class R	Class Treasurer's Trust
Shareholder Transaction Fees(1)	None	None
Redemption Fees(2)	None	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(3)	0.81%	0.61%
Distribution and Services (12b-1) Fee	0.25%	None
Other Expenses(4)	0.02%	0.01%
Total Annual Fund Operating Expenses(5)	1.08%	0.62%

Florida Municipal Money-Market Fund

Shareholder Fees(1)
(Fees paid directly from your investment)	Class R
Shareholder Transaction Fees(2)	None
Redemption Fees(3)	None
Annual Fund Operating Expenses
(Expenses that are deducted from Fund assets)
Management Fee(4)	0.81%
Distribution and Services (12b-1) Fee	0.25%
Other Expenses(5)	0.02%
Total Annual Fund Operating Expenses(6)	1.08%

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about the funds

Example: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses, which may be more or less than those shown. This example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. The expenses would be the same whether you redeemed your shares at the end of each period or not.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Connecticut Municipal
Money-Market Fund,
Massachusetts Municipal
Money-Market Fund, Michigan
Municipal Money-Market Fund,
Minnesota Municipal
Money-Market Fund, New Jersey
Municipal Money-Market Fund,
Virginia Municipal
Money-Market Fund:	One Year	Three Years	Five Years	Ten Years
Class R	$110.70	$345.20	$598.31	$1,322.50
Class Treasurer's Trust	$63.55	$199.09	$346.72	$776.01
Louisiana Municipal Money-Market Fund	One Year	Three Years	Five Years	Ten Years
Class R	$112.75	$351.52	$609.14	$1,345.71
Class Treasurer's Trust	$63.55	$199.09	$346.72	$776.01
Florida Municipal Money-Market Fund	One Year	Three Years	Five Years	Ten Years
Class R	$110.70	$345.20	$598.31	$1,322.50
Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund:	One Year	Three Years	Five Years	Ten Years
Class R	$111.73	$348.36	$603.72	$1,334.11
Class Treasurer's Trust	$63.55	$199.09	$346.72	$776.01

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about the funds

Interstate Tax-Exempt Fund	One Year	Three Years	Five Years	Ten Years
Class R	$110.70	$345.20	$598.31	$1,322.50
Investor Class III	$104.55	$326.22	$565.76	$1,252.59
Investor Class II	$84.05	$262.78	$456.70	$1,016.61
Investor Class I	$78.93	$246.88	$429.29	$956.89
Class Treasurer's Trust	$63.55	$199.09	$346.72	$776.01
Liquidity Class V	$48.18	$151.15	$263.65	$592.49
Liquidity Class IV	$37.93	$119.11	$207.98	$468.66
Liquidity Class III	$27.68	$87.01	$152.08	$343.63
Liquidity Class II	$22.55	$70.93	$124.04	$280.66
Liquidity Class I	$17.43	$54.84	$95.95	$217.40
Class Institutional	$14.35	$45.17	$79.07	$179.29
Arizona Municipal Money-Market Fund	One Year	Three Years	Five Years	Ten Years
Class R	$111.73	$348.36	$603.72	$1,334.11
Investor Class II	$78.93	$246.88	$429.29	$956.89
Class Treasurer's Trust	$63.55	$199.09	$346.72	$776.01
California Municipal Money-Market Fund, New York Municipal Money-Market Fund:	One Year	Three Years	Five Years	Ten Years
Class R	$109.68	$342.03	$592.89	$1,310.88
Class Treasurer's Trust	$63.55	$199.09	$346.72	$776.01

(1)  The Funds may charge the following fees to a limited number of shareholders depending on their particular circumstance and services requested: A monthly "Low Balance Fee" (currently $15) may be imposed on Class R, Class Treasurer's Trust accounts with a monthly average account balance of less than $1,000, Investor Class III accounts with less than $10,000 and Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Investor Class I and Investor Class II accounts with less than $100,000 in which no shareholder activity has occurred for the past 12 consecutive months. A fee of $2 may be charged on redemption checks for less than $100 for Class R and Investor Class II shares and a fee of $100 may be charged on redemption checks for less than $100,000 for Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Investor Class I, Investor Class III and Class Treasurer's Trust shares. Wire redemption fees, "stop payment" fees, returned check fees, overdraft fees or other fees for specific extra services may also be charged. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

(2)  Certain shareholders may also be subject to a fee for certain below-minimum redemptions by wire or check. See "How to Sell Shares."

(3)  Each Fund pays a "Comprehensive Management Fee" that includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses. The Comprehensive Management Fee does not include Other Expenses. For the fiscal year ended May 31, 2008, the investment adviser reimbursed the Fund, with respect to Class R shares, for the following percentages of the respective Fund's average daily net assets: 0.19% for the Connecticut Municipal Money-Market Fund, 0.07% for the Florida Municipal Money-Market Fund, 0.10% for the Michigan Municipal Money-Market Fund, 0.06% for the

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about the funds

Pennsylvania Municipal Money-Market Fund, 0.12% for the Virginia Municipal Money-Market Fund, 0.40% for the Arizona Municipal Money-Market Fund, 0.25% for the Louisiana Municipal Money-Market Fund and 0.20% for the Minnesota Municipal Money-Market Fund. After the waiver, the management fees were the following percentages of the respective Fund's average daily net assets: 0.86% for the Connecticut Municipal Money-Market Fund, 0.98% for the Florida Municipal Money-Market Fund, 0.95% for the Michigan Municipal Money-Market Fund, 0.99% for the Pennsylvania Municipal Money-Market Fund, 0.95% for the Virginia Municipal Money-Market Fund, 0.64% for the Arizona Municipal Money-Market Fund, 0.79% for the Louisiana Municipal Money-Market Fund and 0.86% for the Minnesota Municipal Money-Market Fund. The advisory fee of 0.08% of the "Comprehensive Management Fee" for a Fund is the same with respect to all the classes of that Fund.

(4)  Other Expenses for the Funds include interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of Reserve Municipal Money-Market Trust II, Reserve New York Municipal Money-Market Trust and Reserve Municipal Money-Market Trust (each, a "Trust" and collectively, the "Trusts") to indemnify its trustees, officers, employees, shareholders, distributors and other agents of each Trust, payments made pursuant to a Trust's Distribution Plan, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees, including the fees of the independent counsel of the Independent Trustees. It is the reasonable estimate of a Fund that, at this time, these fees and expenses will be approximately 0.01% for the class.

(5)  Before waivers, the Total Annual Fund Operating Expenses, with respect to Class R shares, were the following percentages of the respective Fund's average daily net assets: 1.05% for the Connecticut Municipal Money-Market Fund, 1.05% for the Florida Municipal Money-Market Fund, 1.05% for the Michigan Municipal Money-Market Fund, 1.05% for the Pennsylvania Municipal Money-Market Fund, 1.05% for the Virginia Municipal Money-Market Fund, 1.04% for the Arizona Municipal Money-Market Fund, 1.04% for the Louisiana Municipal Money-Market Fund and 1.06% for the Minnesota Municipal Money-Market Fund.

Fund Management

The Investment Adviser. The investment adviser for each of the Funds is Reserve Management Company, Inc. ("RMCI"), 1250 Broadway, New York, NY 10001-3701. RMCI has provided investment advice to investment companies within the Reserve family of funds since November 15, 1971. As of September 30, 2008, RMCI had over $10 billion in assets under management. RMCI manages each Fund, subject to policies adopted by the Trustees of the respective Trust, under the terms of an Investment Management Agreement with each Trust, on behalf of each of the Funds. The Investment Management Agreement provides that RMCI will furnish continuous investment advisory and other management and administrative services to each Fund. For its services each Fund pays RMCI a comprehensive management fee at an annual rate based on the average daily net assets of each outstanding class of a Fund's shares, according to the following schedule:

Class R	Investor Class III	Investor Class II	Investor Class I	Class Treasurer's Trust	Liquidity Class V	Liquidity Class IV	Liquidity Class III	Liquidity Class II	Liquidity Class I	Class Institutional
0.81%	0.76%	0.56%	0.51%	0.61%	0.46%	0.36%	0.26%	0.21%	0.16%	0.13%

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about the funds

A discussion regarding the basis for the approval by the Board of Trustees of the Investment Management Agreement will be available in each Fund's Semi-Annual Report to Shareholders for the period ending November 30, 2008.

The Distributor. The Funds' distributor, Resrv Partners, Inc. ("Resrv"), 1250 Broadway, New York, NY 10001-3701, is an affiliate of RMCI. Each Trust, on behalf of its respective Funds, has adopted a Distribution Plan under Rule 12b-1, which allows the Investor Class I, Investor Class II, Investor Class III and Class R of Interstate Tax-Exempt Fund, Class R and Investor Class II of the Arizona Municipal Money-Market Fund and the Class R shares of the remaining State Funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders. The amount payable under each distribution plan is 0.25% per year of the average net assets of the respective share class. Since this fee is paid out of the assets of the respective share class on an on-going basis, over time these fees will increase the cost of your investment in those classes and may cost you more than paying other types of sales charges. Until further notice, no fees for the sale and distribution of shares are being charged.

Legal Proceedings. The Reserve Fund, the Primary Fund, the U.S. Government Fund, RMCI, Resrv and certain of their trustees and officers have been named as defendants in numerous actions that have been filed since September 17, 2008. None of these actions is directed against any other series of the Reserve Fund or any other U.S. registered investment company advised by RMCI. Defendants have not been served in many of these actions but have become aware of them through public sources. Plaintiffs are investors (or broker-dealers for investors) who own shares of the Primary Fund and the U.S. Government Fund. The actions are captioned as follows:

•  Ameriprise Financial Services, Inc. and Securities America, Inc. v. The Reserve Fund, Reserve Management Company, Inc., and Bruce R. Bent. Filed in the District of Minnesota, September 19, 2008 (No. 08-CV-5219).

•  Clark Enterprises, Inc. and The Clark Money Fund Limited Partnership v. The Reserve, The Reserve Fund, and The Primary Fund. Filed in Supreme Court of the State of New York, New York County, October 1, 2008.

•  George C. Dyer, individually and on behalf of all others similarly situated v. The Reserve Fund, The Primary Fund, Reserve Management Company, Inc., The Reserve, Bruce R. Bent, William E. Viklund, Edwin Ehlert, Jr., Joseph D. Donnelly, William J. Montgoris, Frank J. Stalzer, Ronald J. Artinian, Santa Albicocco, Stephen P. Zieniewicz, Bruce R. Bent II, and Arthur T. Bent. Filed in the Southern District of New York, September 19, 2008 (No. 08-CV-8139).

•  Sandra Lifschitz, On Behalf of Herself and All Others Similarly Situated v. Reserve Management Company, Resrv Partners, Inc., Bruce R. Bent, William E. Viklund, Edwin Ehlert, Jr., Joseph D. Donnelly, William J. Montgoris, Frank J. Stalzer, Ronald J. Artinian, Santa Albicocco and Stephen P. Zieniewicz. Filed in the Southern District of New York, September 19, 2008 (No. 08-CV-8137).

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about the funds

•  M.D.C. Holdings, Inc., v. Reserve Primary Fund, Reserve U.S. Government Fund, The Reserve, Reserve Management Company, Inc., Reserve Management Corporation, and Resrv Partners, Inc. Filed in the Southern District of New York, September 19, 2008 (No. 08-CV-8141).

•  Ralph F. Miller, on Behalf of Himself and All Others Similarly Situated v. The Reserve, The Primary Fund, Resrv Partners, Inc., Bruce R. Bent, Bruce R. Bent II, Arthur T. Bent III, William Viklund, Joseph D. Donnelly, Edwin Ehlert, Jr., William J. Montgoris, Frank J. Stalzer, Santa Albicocco, Stephen P. Zieniewicz, Ronald J. Artinian, and Patrick J. Farrell. Filed in the Southern District of New York, September 18, 2008 (No. 08-CV-8098).

•  Jay Pomeranz, on Behalf of Himself and All Others Similarly Situated v. The Primary Fund, Reserve Fund, Reserve Fund Management Company, and Resrv Partners, Inc. Filed in the Southern District of New York, September 17, 2008 (No. 08-CV-8060).

•  Third Avenue Institutional International Value Fund, L.P., On Behalf of Itself and All Others Similarly Situated v. The Reserve Fund, Reserve Management Company, Inc., The Primary Fund, Santa Albicocco, Ronald J. Artinian, Bruce R. Bent, William E. Viklund, Joseph D. Donnelly, Edwin Ehlert, Jr., William J. Montgoris, Frank J. Stalzer, and Stephen P. Zieniewicz. Filed in the Southern District of New York, September 19, 2008 (No. 08-CV-8103).

•  Stuart M. Kurtzer, PA Profit Sharing Plan and Leah Degnan 1988 Trust v. The Reserve Fund, Reserve Management Company, Inc., The Primary Fund, Santa Albicocco, Ronald J. Artinian, Bruce R. Bent, William E. Viklund, Joseph D. Donnelly, Edwin Ehlert, Jr., William J. Montgoris, Frank J. Stalzer, and Stephen P. Zieniewicz. Filed in the Southern District of New York, September 26, 2008 (No. 08-CV-8292).

•  Univision Communications Inc. v. The Reserve Fund, Reserve Management Company, Inc., Bruce R. Bent, William E. Viklund, Edwin Ehlert, Jr., Joseph D. Donnelly, William J. Montgoris, Frank J. Stalzer, Ronald J. Artinian, Santa Albicocco, Stephen P. Zieniewicz. Filed in Supreme Court of the State of New York, New York County, September 30, 2008 (No. 08/602826).

•  Caxton International Limited, Caxton Equity Growth Holdings, LP, individually and derivatively on behalf of the Reserve International Liquidity Fund, Ltd. v. Reserve International Liquidity Fund, Ltd., Reserve Management Company, Inc., Resrv Partners, Inc., The Reserve Fund, Bruce R. Bent, Bruce R. Bent II, and Arthur Bent III. Filed in Supreme Court of the State of New York, New York County, October 6, 2008.

Although the allegations in the actions differ in some respects, the actions arise from the same underlying set of facts relating to the Primary Fund's holding of debt securities (with a face value of $785 million) issued by Lehman Brothers Holdings, Inc. ("Lehman"), which filed a petition for bankruptcy protection on September 15, 2008. The bankruptcy filing by Lehman prompted the Board of Trustees of the

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about the funds

Primary Fund to make a fair value determination of all debt securities issued by Lehman and held by the Primary Fund. The fair valuation of the assets coupled with a marked decline in the Primary Fund's assets due to redemptions after September 15, 2008 resulted in the fund's net asset value falling from $1.00 to $0.97 per share. As a result, significant redemption demands occurred not only in the Primary Fund, but also the U.S. Government Fund. At the same time, the extreme illiquidity of the financial markets and the limited bids for securities held by the Primary Fund and the U.S. Government Fund made raising cash to meet those redemption requests very difficult without selling its assets at substantially diminished prices. Faced with this, the Primary Fund and the U.S. Government Fund obtained relief from the Securities and Exchange Commission ("SEC") permitting each fund to suspend the right of redemption and postpone the date of payment or satisfaction upon redemption of shares for more than seven days after the tender of shares for redemption. As a result, the Primary Fund has not paid redemption proceeds to all investors that redeemed on September 15 or to any fund investor that redeemed subsequently and the U.S. Government Fund has not paid redemption proceeds to all investors that redeemed on September 17 or to any fund investor that redeemed subsequently, in each case with limited exceptions. The Board of Trustees of the Reserve Fund ("Board") has voted to liquidate the assets of the Primary Fund and the U.S. Government Fund. Under relief provided by the SEC, any distributions to shareholders of each of the Primary Fund and the U.S. Government Fund are subject to the supervision of the SEC. Concerning the Primary Fund, the Board has approved an initial distribution of cash to all investors in that fund on a pro rata basis as of the close of business on September 15, 2008. The distribution will aggregate $20 billion, which represents approximately 32% of the Primary Fund's total assets as of the close of business on September 12, 2008. The Board and RMCI are currently working in conjunction with the SEC to develop a plan for further distributions, but cannot currently estimate when additional distributions will be made. Concerning the U.S. Government Fund, the Board and RMCI are currently working with the SEC to develop a plan to distribute the assets of the fund in a fair and equitable manner, but cannot currently estimate when distributions will be made to investors.

The actions variously allege certain claims, including claims under the Securities Act of 1933, Securities Exchange Act of 1934, Investment Company Act of 1940 and common law for breach of contract, breach of fiduciary duty, fraud, and conversion arising from the conduct of one or more defendants prior to and during the week of September 15, 2008. Plaintiffs in these actions seek various forms of relief, including monetary compensation for losses sustained by a decrease in share value, an order directing the Primary Fund or the U.S. Government Fund, as the case may be, to recalculate redemption amounts, disgorgement of fund management fees, rescission of shares purchased and an order to liquidate the fund. Additional actions based upon similar allegations may be filed in the future.

RMCI, the Reserve Fund and other defendants are reviewing the allegations made in these actions and intend to vigorously defend against them. The potential impact of these actions, all of which seek unquantified damages, attorneys' fees, and expenses, and future potential similar suits is uncertain. There can be no assurance that these suits and/or ongoing adverse publicity will not result in adverse consequences for RMCI, The Reserve Fund, the Primary Fund, the U.S. Government Fund and the Funds.

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How to Buy Shares

Until further notice, the Funds do not offer any class of shares for purchase, except through dividend reinvestment. Any contrary disclosure in this Prospectus should be ignored.

Share Classes. Class R, Class Treasurer's Trust, Investor Class III, Investor Class II and Investor Class I shares are designed to offer a variety of pricing options and services to meet the needs of both individual investors and institutions that make Fund shares available to their customers. Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV and Liquidity Class V shares are designed for institutional investors. You will need to decide on a share class to purchase before making your initial investment. You should consider the size of your investment and the impact of potential costs over the life of your investment. Each share class is available to all investors who meet the investment minimum for the class, as described below. Each share class may not be available for purchase in all states. Please call The Reserve at 800-637-1700 to find out if a Fund is eligible for sale in your state or jurisdiction.

Account Ownership. You will also need to specify whether you wish to open a corporate account, a joint account or an individual account. When an account is registered in the names of two people, either person is entitled to redeem any or all of the shares in the account. The Account Application provides that each party to a joint account will indemnify the Fund for actions taken on the instructions of the other party. The Funds will not be responsible for actions taken by either party with respect to this type of account.

How Fund Shares Are Priced. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is the Fund's net asset value (NAV) per share for that class of shares, reduced by any applicable redemption fee. The NAV is calculated by taking the total value of the assets of each share class, subtracting its liabilities, and then dividing by the number of shares of that class that are issued and outstanding. Each Fund uses the amortized cost method of valuing its securities, which is a standard calculation that does not take into account unrealized gains or losses.

Calculation of Net Asset Value. Each Fund's NAV is calculated as of its cut-off times for accepting purchase orders and redemption requests (the "cut-off time"). Until further notice, each Fund prices its shares once a day at 12:00 p.m. Eastern Time. Generally, the NAV is not calculated and purchase and redemption orders are not accepted on days that the New York Stock Exchange ("NYSE") is closed, except for Good Friday. The NYSE is not open for trading on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In addition, the NAV is not calculated and orders are not accepted on Columbus Day and Veterans Day, when banks are closed. The NAV may be calculated and purchase and redemption orders accepted on any such day that the SEC determines it is permissible to do so. No purchase of shares will be modified or cancelled after the cut-off time set for calculating the Funds' NAV. The NAV for each class of a Fund's shares is computed by dividing the value of the

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net assets of the class by the number of outstanding shares of such class. The valuation of a Fund's portfolio securities is based upon their amortized cost and does not take into account unrealized gains or losses. This method values a security at its cost and thereafter assuming a constant amortization or accretion to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, there may be some periods during which the value of a security determined by the amortized cost method would be higher or lower than the price the Fund would receive if it sold the security.

The Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1.00. RMCI will report to the Trustees any deviations of more than 0.25% from the Funds' NAV calculated using available market quotations. In the event the Trustees determine that a deviation exists that may result in material dilution or other unfair results to new investors or existing shareholders, the Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a NAV per share solely by using available market quotations. The Funds cannot guarantee that their respective NAVs will remain at $1.00 per share.

Minimum Investments. Different share classes of the Funds are subject to a different minimum initial and subsequent investment requirements, as indicated below. The reinvestment minimums may be reduced or waived in certain circumstances and may be changed by a Fund at any time.

Minimum Initial and Subsequent Investment:

Share Class	Initial Minimum	Subsequent Minimum
Class Institutional	$35 million	$2.5 million
Liquidity Class I	$20 million	$1 million
Liquidity Class II	$15 million	$500,000
Liquidity Class III	$10 million	None
Liquidity Class IV	$7 million	None
Liquidity Class V	$5 million	None
Class Treasurer's Trust	None*	None**
Investor Class I	$2 million	None
Investor Class II	$1 million	None
Investor Class III	$50,000	None
Class R	None*	None**

  *  $1,000 for an IRA

  **  $250 for an IRA

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Payment for Shares. All share purchases must be paid for in U.S. dollars. Foreign or travelers checks, cash, money orders, credit card convenience checks, "starter" checks or post-dated checks will not be accepted. In addition, in order to protect the Funds from check fraud, checks payable to third parties will not be accepted. An initial direct purchase must be accompanied by an Account Application. We are required by law to verify your identity. If the required information is not provided on your Account Application or cannot be verified, we may not be able to open an account or may close an account at any time. All payments for share purchases must be made by one of the two methods noted below:

•  By check – You may purchase shares with a check drawn on a U.S. bank, payable to The Reserve or payable to and endorsed by the account holder. You must include your account number (or Taxpayer Identification Number) on your check. A fee (currently $15) will be imposed if any check does not clear and the investor will be liable for any portfolio loss and costs the Fund incurs due to the returned check. Checks may be mailed or delivered to The Reserve, 1250 Broadway, New York, NY 10001-3701.

•  By federal wire – Call The Reserve at 800-637-1700, between 8:30 a.m. and 6:00 p.m. Eastern time on any business day, visit www.TheR.com, or contact the firm from which you received this Prospectus, for specific instructions for purchasing shares by wire transfer.

Your order will be priced at the respective Fund's NAV calculated on the day of receipt if a Fund, or an authorized financial intermediary who has a sales agreement with the Fund's distributor, receives your properly completed order before the relevant cut-off time. You will begin earning dividends on the day your payment is received by federal wire. If a Fund does not receive your purchase wire by the close of the Federal Reserve wire transfer system on the day you placed your order, your purchase may be cancelled and you could be liable for any losses or fees incurred by the Fund or its transfer agent. If you pay for shares by check, your order will be priced at the NAV calculated on the day a Fund, or an authorized financial intermediary who has a sales agreement with the Fund's distributor, receive your properly completed order and your payment by check before the relevant cut-off time. Shares purchased by check begin earning dividends when the check is converted into federal funds (normally the business day after the check is received). Checks and wires which do not correctly identify the account to be credited may be returned or may delay the purchase of shares.

Purchasing Shares with Securities. Subject to the approval of the respective Trust, shares of a Fund may be purchased with liquid securities that are eligible for purchase by the Fund (consistent with the Fund's investment policies and restrictions) and that have a value that is readily ascertainable in accordance with the Trust's valuation policies. These transactions will be effected only if the Fund intends to retain the security in the Fund as an investment. Assets purchased by a Fund in such a transaction will be valued in the same manner as they would be valued for purposes of pricing the Fund's shares if such assets were included in the Fund's assets at the time of purchase. Each Trust reserves the right to amend or terminate this practice at any time.

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your account

Share Certificates. Share certificates are not issued by the Funds.

Joint Ownership. When an account is registered in the name of two people, either person is entitled to redeem shares in the account. The Trust assumes no responsibility to either owner for actions taken by the other with respect to an account so registered. The Account Application provides that persons who register their account jointly indemnify and hold the Trust harmless for actions taken by either party.

Investments Through Third Parties. Investments made through a third party such as a broker-dealer, financial institution or other financial intermediary, rather than directly with a Fund, may be subject to different policies and fees than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Under certain circumstances, the Fund may assist a third party in the collection of any such fees. You should consult a representative of the financial intermediary for more information.

Investments Through the Exchange Privilege. A shareholder may exchange Fund shares for shares of the same class of other Reserve funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by each Fund's cut-off time in order be effected at the two funds' respective NAVs on that day. Exchange requests received after the cut-off time of either Fund will be effected on the next day on which the Funds' NAV is calculated.

Exchanges are available by telephone, if you completed the "Redemption Instructions" or "Redemptions and Exchanges by Telephone" information on your Account Application to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. In addition, each Fund will provide written confirmation of exchange transactions. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

An exchange of shares of one fund for shares of another fund is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some intermediaries, and some intermediaries may impose additional or different conditions on exchanges by their clients. The exchange privilege may be modified or terminated at any time.

You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve family of funds. The Funds may change or discontinue the exchange privilege at any time.

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your account

Reserve Automatic Asset-Builder Plan.SM You may make automatic purchases of Class R, Class Treasurer's Trust, Investor Class III, Investor Class II and Investor Class I shares of the Interstate Tax-Exempt Fund, or of Class Treasurer's Trust or Class R shares of the State Funds, by having a fixed dollar amount ($25 minimum) transferred into your Reserve account on a regular basis from a checking, NOW, or bank money market deposit account or from a U.S. government distribution such as social security, a federal salary, certain veterans' benefits, or other regular payments from the federal government. You may also purchase shares automatically by arranging for all or a specified amount of your salary to be deposited directly into your Reserve account. Please call The Reserve at 800-637-1700 or visit our website, www.TheR.com, for an application.

Right to Refuse Purchases and Exchanges. The Funds reserve the right to refuse any purchase or exchange request for any reason. The Fund or an authorized financial intermediary will provide notification of such rejection or cancellation generally within one business day of the placement of the order. Any limitation on a shareholder's ability to exchange will not affect such shareholder's ability to redeem his or her shares.

Anti-Money Laundering Requirements. Each Fund is subject to the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism (USA PATRIOT ACT) Act of 2001 (the "Patriot Act"). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request such information from shareholders as will enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Fund reserves the right to reject purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

How to Sell Shares

Until further notice, proceeds from a redemption request will be transmitted to a shareholder no later than the seventh calendar day after the receipt of the redemption request in good order. Shares do not earn dividends on the day the redemption is processed, regardless of the time the order is received. Any contrary disclosure in this Prospectus should be ignored.

The seven-day redemption period will not apply to debit card transactions, Automated Clearinghouse transactions or check transactions written against your account in connection with a Fund provided that any such shareholder transaction or multiple transactions by the same account holder does not exceed $10,000.

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your account

You may redeem your shares on any day that the Funds' NAV is calculated. Shares will be redeemed at the next NAV determined after a redemption request, by telephone or in writing, is received by a Fund or by an authorized financial intermediary. Redemption requests received after the cut-off time for the calculation of a Fund's final NAV on any day will be redeemed at the NAV calculated on the next business day. Proceeds from a redemption request will be transmitted to a shareholder no later than the next business day after the receipt of the redemption request in good order. Shares do not earn dividends on the day a redemption is processed regardless of the time the order is received.

Redemption proceeds can be paid by check, ACH or by wire transfer. When redeeming recently purchased shares, please be aware that if a Fund had not yet collected payment for the shares you are selling, it will delay sending the proceeds until it has collected payment (usually not more than ten business days). The Funds may suspend the redemption of shares for if trading is restricted on the NYSE, if an emergency is declared by the SEC or if otherwise permitted by SEC order.

A service fee of $100 may be charged for redemption checks of less than $100,000 by Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Class Treasurer's Trust, Investor Class I and Investor Class III shareholders and a fee of $2 may be charged for redemption checks of less than $100 by Investor Class II and R shareholders. There will be a fee of $10 on all wire redemptions of less than $10,000 for Class R and Investor Class II shares of the State Funds. Additionally, a wire redemption fee may be charged according to the table below. Service fees may be reduced or waived under certain conditions.

Class	Fee	On Amounts Less Than
Class Institutional	$10	$750,000
Liquidity Class I	$100	$500,000
Liquidity Class II	$100	$100,000
Liquidity Class III	$100	$100,000
Liquidity Class IV	$100	$100,000
Liquidity Class V	$100	$100,000
Class Treasurer's Trust	$100	$100,000
Investor Class I	$100	$100,000
Investor Class II	$10	$10,000
Investor Class III	$100	$100,000
Class R	$10	$10,000

The Funds assume no responsibility for delays in the receipt of wired or mailed payments. Each Fund's NAV is not calculated and redemption requests are not accepted on days the Federal Reserve is closed.

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your account

Telephone Requests. If you completed the "Redemptions and Exchanges by Telephone" or "Redemption Instructions" information on your Account Application, you may redeem your shares by calling 800-637-1700. Telephone redemptions will be sent to the bank or brokerage account designated on your Account Application, if any. To change your designated brokerage or bank account, contact the firm through which you purchased your Fund shares, or, if you purchased your shares directly from the Funds, send a written request with a medallion signature guarantee to the Funds. Telephone redemptions may also be sent to your home address provided that the Fund's records do not indicate that it has been changed within thirty (30) days of such redemption request. Each Fund reserves the right to record telephone calls and to refuse a telephone redemption if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. Unless you did not sign up for telephone privileges or a Fund fails to take reasonable measures to verify the request, the Fund will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon telephone instructions.

Written Requests. When making a redemption request in writing, please include your account number, the Fund name, either the dollar amount or the number of shares you want to redeem, where the proceeds are to be sent or deposited, whether the redemption is to be made by check or by wire transfer and the name(s) and signature(s) of required account holders. A medallion signature guarantee will also be required for the types of redemptions listed below. If you are redeeming shares held in your IRA, please call the Funds for information regarding the applicable withholding requirements.

Medallion Signature Guarantees. The following types of redemptions require written instructions and a medallion signature guarantee:

•  the redemption is for more than $10,000 and the redemption proceeds are not being sent to the designated bank or brokerage account;

•  the account address has been changed within the past 30 days; or

•  the redemption proceeds are to be sent to someone other than the account owner at the address of record.

Medallion signature guarantees are designed to protect both you and the Funds from fraud and reduce the risk of loss. A medallion signature guarantee can be obtained from most banks, credit unions or savings associations, or from broker-dealers, national securities exchanges or clearing agencies deemed eligible by the SEC. Notaries cannot provide medallion signature guarantees. Joint account owners need only provide a medallion signature guarantee for one of the account's registered owners.

Redemptions Through Third Parties. If you purchased or hold Fund shares through a financial intermediary, you should contact a representative of the financial intermediary for information about selling your shares. Redemptions through a financial intermediary may involve that firm's own redemption minimums, services fees or other requirements, which may be different from those described here. Under certain circumstances, a Fund may assist a third party in the collection of any such fees.

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your account

Redemptions Through the Exchange Privilege. You may exchange Fund shares for shares of the same class of other Reserve funds, on any day when the Fund's NAV is calculated, by calling 800-637-1700. Any new account established through an exchange will have the same privileges as the original account (provided such privileges are available). Exchange requests must be received by each Fund's cut-off time in order be effected at the two funds' respective NAVs on that day. Exchange requests received after the cut-off time of either fund will be effected on the next day on which the Funds' NAV is calculated.

Exchanges are available by telephone if you completed the "Redemption Instructions" or "Redemptions and Exchanges by Telephone" information on your Account Application to authorize telephone exchanges. Unless such authorization is withheld, a Fund will honor any telephone requests that the Fund deems to be valid. To reduce the risk of unauthorized or fraudulent instructions, all telephone exchange requests will be recorded. The Funds may also require the use of a password or other form of personal identification. A Fund may refuse a telephone exchange if it reasonably believes that the instructions are not genuine or if there appear to be other irregularities regarding the request. During periods of volatile economic and market conditions, a shareholder may have difficulty making an exchange request by telephone, in which case an exchange request would have to be made in writing.

An exchange of the shares of one fund for the shares of another fund is a taxable event and may result in a gain or loss for federal income tax purposes. The exchange privilege may not be available to clients of some financial intermediaries, and some financial intermediaries may impose additional or different conditions on exchanges by their clients.

You should carefully read the current Prospectus of the fund into which you would like to exchange. There is currently no fee for exchanges among funds in the Reserve family of funds. The Funds may change or discontinue the exchange privilege at any time.

Redemptions In Kind. If the amount of a redemption request is large enough to affect a Fund's operations (for example, if the request is greater than the lesser of $250,000 or 1% of the Fund's net asset value), the Fund reserves the right to make payment in liquid portfolio securities rather than in cash ("redemption in kind"), without notice. In the event that a shareholder received an in kind redemption of liquid portfolio securities of the Fund, it would be the responsibility of the shareholder to dispose of the securities and he or she may incur transaction expenses in converting the securities received into cash, as well as incur taxes on any capital gains from the sale as with any redemption. In addition, a shareholder would bear any market risk that the value of the securities would decline prior to their sale by a shareholder.

Minimum Balance Requirement. Because of the expenses of maintaining shareholder accounts, if your account, other than an IRA, has an average monthly account balance of less than $1,000 for Class R or Class Treasurer's Trust and there has been no shareholder activity in the account for the past 12 months, the Funds may, after 30 days' notice, charge a monthly Low Balance Fee (currently $15) or may redeem your shares and close the account. No account will be charged a fee or closed if the decline in balance is due to a decrease in share price. The applicable minimum balance for Investor Class III shares is $10,000 and for Class Institutional, Liquidity

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your account

Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Investor Class I and Investor Class II shares, the minimum balance is $100,000. Some financial intermediaries may establish different minimum balances and fee amounts.

Frequent Purchases and Redemptions

Each Fund is designed as an investment vehicle for short-term cash management and is intended to provide liquidity to shareholders. Some investors may seek to take advantage of a short-term disparity between the fund's yield and current market yields, which may have the effect of reducing the Fund's yield. Furthermore, frequent purchases and sales of Fund shares by investors may increase fund expenses and necessitate changes in portfolio management strategies that could affect performance. However, money market funds, such as the Funds, are not typically the target of abusive trading practices because money market funds seek to maintain a stable $1.00 share price and do not typically fluctuate in value based an market prices. RMCI does not monitor or limit short-term trading activity in the Fund regardless of frequency. Accordingly, the Board has not approved any policies and procedures designed to limit this activity. However, purchases or sales of shares of the Fund, and exchanges between funds in the Reserve family of funds, should not be used to exploit short-term swings in the market, and the Fund reserves the right to and may reject or cancel a purchase or exchange order for any reason, including if, in RMCI's opinion, there appears to be a pattern of excessive trading by an investor in other funds in the Reserve family of funds. The Fund or an authorized financial intermediary will provide notification of such a rejection or cancellation generally within one business day of the placement of the order. The Funds may not be able to determine that a specific purchase, sale or exchange is short-term or excessive, particularly with respect to orders made through omnibus accounts or retirement plans, and may not be able to reject all such orders, although it is the Funds' intention to do so. Any limitation on a shareholder's ability to exchange shares will not affect such shareholder's ability to redeem his or her shares.

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shareholder services

Shareholder Services

The Funds offer a variety of account services to make it more convenient to manage your account and to provide options to expand your investment opportunities. For more information on any of the following services, please call us at 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our website at www.TheR.com. The following account services are available to investors who hold their shares directly through The Reserve. These services may not be available through financial intermediaries, who may offer different services. If you are purchasing or if you hold your Fund shares through a financial intermediary, please consult a representative of the intermediary regarding what account services are available.

Reserve Easy Access.SM Easy Access is The Reserve's 24-hour toll-free telephone service that lets shareholders use a touch-tone phone for a variety of options, which include obtaining yields, account balances and check reorders. To use it, call 800-637-1700 and follow the instructions.

Reserve Online Access.SM You may access your account activity for the previous six months, current price information and other information through Online Access at www.TheR.com. You must call The Reserve at 800-637-1700 to activate Online Access.

The Reserve Online Trader.SM The Reserve Online Trader,SM The Reserve's proprietary institutional cash trading system is designed to simplify client's liquidity and cash management needs by affording them the ability to purchase or redeem shares of The Reserve's money market and "Cash Plus" products online. In doing so, clients can enter trades with real-time trade execution and catalog trading activity with auto email trade confirmation. More information, including an online demo can be found at https://online. TheR.com/institution.

Shareholder Communications. An account statement is sent to each shareholder at least quarterly. Shareholders are advised to retain all account statements. Shareholders have a duty to examine their account statements and report any discrepancies to the Funds immediately. Failure to do so could result in the shareholder suffering a loss.

Additionally, shareholders receive an Annual Report, containing audited financial statements, and an unaudited Semi-Annual Report. Duplicate copies of shareholder communications, such as the Prospectus, Annual Report, and Semi-Annual Report, will not be sent to related accounts at a common address, unless we receive instructions to the contrary from you. Shareholders who are clients of some financial intermediaries will receive an account statement combining transactions in Fund shares with account statements covering other brokerage or mutual fund accounts. If you would like to receive additional copies of these materials, please contact the Funds or the financial intermediary through which you purchased your Fund shares.

Special Services. The Funds may charge shareholder accounts for specific costs incurred in processing certain shareholder requests including, but not limited to, providing copies of shareholder checks and account statements from past periods, stop payment orders, and special research services.

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shareholder services

Stop Payments. Each Fund will honor stop payment requests on unpaid shareholder checks provided that it is advised of the correct check number, payee, check amount and date. Stop payment requests received by a Fund by the cut-off time will be effective the next business day. Oral stop payment requests are effective for fourteen (14) calendar days, at which time they will be cancelled unless confirmed in writing. Written stop payment requests will remain in effect for one year. A fee will be charged for this service.

The following services are available only to investors in the Funds' retail share classes: Class R, Class Treasurer's Trust, Investor Class III, Investor Class II and Investor Class I of the Funds:

Reserve Automatic Transfer Plan.SM With the Automatic Transfer Plan, you may make free automatic transfers from your Fund account to the eligible checking, NOW or bank money market deposit account that you designate. You may choose to have dividends or distributions transferred to your designated account on a monthly basis or to have a specific dollar amount transferred to your designated account on a monthly, quarterly or annual basis. There is a $25 minimum amount for these transfers. You may also have amounts transferred to your designated account from telephone redemptions of $100 and over. To be eligible for these services, you must have an account with a balance of at least $5,000, and submit an Automatic Transfer Plan application to the Fund.

Individual Retirement Accounts. You may use a Fund as an investment for an Individual Retirement Account (IRA). For more information call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day or visit our website at www.TheR.com for an IRA Account Application.

Reserve Cash Performance Account.® The Reserve Cash Performance Account (Reserve CPA®) offers a comprehensive package of services, including unlimited, no-minimum checking, and detailed monthly statements. A Visa Gold Check Card (with ATM access) and the Reserve Airline Rewards Program are available for an annual fee. There is no monthly fee, but a $1,000 minimum is required to open a Reserve CPA account.

Reserve Cash Performance Plus. The Reserve CPA "Plus"® (CPA+) offers all of the services included with the Reserve CPA account, plus a year-end summary statement and a free Visa Platinum Check Card (with ATM access). The Reserve Airline Rewards Program is available for an annual fee. There is a monthly fee of $5 and a $5,000 minimum is required to open a CPA+ account.

Reserve eChecking.® Reserve eChecking is another way you can make redemptions from your account through check-writing privileges. Reserve eChecking is an online bill payment service, which provides the ability to pay bills and more with point-and-click convenience. You will be charged a fee, currently $4.95 per month, for unlimited transactions.

Reserve eDelivery.SM The Funds may provide electronic delivery of this Prospectus and other shareholder communications by eDelivery. In order to receive this service, you

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shareholder services

must register your account and provide us with a verifiable e-mail address. Please call 800-637-1700 between 8:30 a.m. and 6:00 p.m. Eastern Time on any business day for more information or enroll online at www.TheR.com/ReserveOnline/onlineconsent. Reserve eDelivery may not be available if you hold your Fund shares through a broker-dealer or other financial intermediary. Contact a representative of the financial intermediary for more information.

Account Service Policies. The Funds' policies concerning the account services are subject to change from time to time. The Funds reserve the right to increase the minimum initial investment amount and to change the minimum account size subject to a Low Balance Fee or involuntary redemption. The Funds further reserve the right to impose service charges for other special services provided to individual shareholders including, but not limited to, fees for returned checks, stop payment orders on checks, and special research services. These fees may be changed or discontinued at any time and may be reduced or waived under certain circumstances.

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dividends & taxes

Dividends & Taxes

The following discussion is intended as general information only; it is not a complete analysis of the federal tax implications of an investment in a fund. Because each person's tax situation is unique, you should consult your own tax adviser(s) with regard to the federal, state and local tax consequences of the purchase, ownership, exchange and redemption of Fund shares. If you invest through a tax-deferred account, such as a retirement plan, you generally will not pay tax on dividends and distributions paid by a Fund until they are distributed from the account. These accounts are subject to complex tax rules, and you should consult your tax adviser. The applicable tax laws affecting a Fund and its shareholders are subject to change, including retroactive change.

The Funds declare dividend distributions daily and pay them monthly. The dividend distribution will include the net investment income and could at times include amounts of realized short-term capital gains, if any, on securities holdings and other Fund assets. The Funds anticipate that most of their dividends will consist of interest income, and that capital gains, if any, will be primarily short-term capital gains. Over the course of the year, substantially all of a Fund's net investment income and net short-term capital gains will be declared as dividends. Net realized long-term capital gains, if any, will be distributed by each Fund at least annually.

Each Fund intends to maintain its status as a regulated investment company for federal income tax purposes, so that a Fund will not be liable for federal income taxes on the amounts distributed to shareholders. However, it is possible that events could occur which could cause a Fund to incur some U.S. taxes.

The tax rate on certain dividend income and long-term capital gains is reduced under current law through 2010. However, to the extent each Fund's distributions are derived from taxable income on short-term debt securities and short-term capital gains, a Fund's distributions will not be eligible for this reduced tax rate. Distributions of any long-term capital gains earned by the Fund would be taxable to you as a long-term capital gains, regardless of how long you have held your Fund shares.

All distributions are paid in the form of additional shares, unless you have requested that they be distributed to you in cash. This request may be made on your initial Account Application or by writing to the Funds. Distributions are taxable to you in the same manner whether you receive them in cash or reinvest them in additional Fund shares.

If you redeem Fund shares or exchange them for shares of another fund, you generally will be treated as having sold your shares and may recognize gain or loss on the transaction. Such gain or loss will generally be capital gain or loss, if any, which will be subject to the rules on long-term capital gains and losses to the extent you have held your shares for more than one year.

After the end of each year, each Fund will provide you with information about the dividends and distributions you received. If you do not provide a Fund with your correct taxpayer identification number and any required certifications, you may be subject to back-up withholding on your dividends, distributions and redemption proceeds.

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dividends & taxes

MUNICIPAL MONEY-MARKET TRUST II FUNDS, MUNICIPAL MONEY-MARKET TRUST FUNDS AND THE NEW YORK MUNICIPAL MONEY-MARKET FUNDS: State Funds will only purchase a municipal obligation or other security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for relevant income tax purposes (i.e., "tax-exempt") (excluding the federal alternative minimum tax). To the extent that the dividends distributed by a State Fund are from bond interest income that is excludable from gross income for federal income tax purposes and are properly designated as "exempt-interest dividends" by the State Fund, they are generally exempt from federal income tax, except that income on investment by the Funds in certain private activity bonds may be subject to the federal alternative minimum tax. To the extent dividends distributed by a State Fund are from bond interest income that is also excludable from gross income for the specific state's income tax purposes, they are exempt from personal income tax of the specific state (and in certain circumstances, local income tax). To the extent applicable, the value of shares in a State Fund should be exempt from state and/or local intangible personal property taxes in the specific state. Investors in the Florida Municipal Money-Market Fund should note that the Florida intangible personal property tax was repealed effective January 1, 2007. If you hold shares of Interstate Tax-Exempt Fund or a State Fund investing in a state other than your state of residence, dividends received generally will be subject to state and, where applicable, local personal income tax. Capital gain distributions may be subject to the income tax of the specific state.

There is the possibility that events occurring after the date of issuance of a security, or after a State Fund's or Interstate Tax-Exempt Fund's acquisition of a security, may result in a determination that the interest on that security is, in fact, includible in gross income for federal income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

Individual and corporate investors in the Funds may be subject to the federal alternative minimum tax (AMT) with respect to distributions that are attributable to income from investments by the Funds in private activity bonds. Distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income.

A State Fund may at times buy tax-exempt investments at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of this market discount will be included in the State Fund's ordinary income and will be ordinary income when it is paid to you. A State Fund's investments in these and certain other debt obligations may cause the State Fund to recognize taxable income in excess of the cash received from such obligations. If this happens, such State Fund may be required to sell other investments in order to satisfy its distribution requirements.

It is each Fund's intention to distribute substantially all of its net investment income. At times a portion of a Fund's daily dividend distribution may come from net realized short-term capital gains or other Fund assets. If, for any distribution, a Fund's net

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dividends & taxes

investment income and net realized short-term capital gain are less than the amount of the distribution, the differences could result in a return of capital to investors for tax purposes. Net realized long-term capital gains, if any, will be distributed by each Fund at least annually.

The above discussion is applicable to shareholders who are U.S. persons. If you are a non-U.S. person, please consult your own tax adviser with respect to the tax consequences to you of an investment in a Fund.

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financial highlights

Financial Highlights

The Financial Highlights tables below are intended to help you understand each Fund's financial performance for the periods indicated. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the respective Fund (assuming reinvestment of all dividends). The information for 2006, 2007 and 2008 has been audited by KPMG LLP, whose report, along with each Fund's financial statements, are included in the Funds' Statement of Additional Information, which is available upon request by calling 800-637-1700. For all periods ending on or before May 31, 2005, the information provided was audited by another auditor.

Interstate Tax-Exempt Fund

	Class R
	Year Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0224	0.0259	0.0182	0.0070	0.0010
Dividends from net investment income	(0.0224)	(0.0259)	(0.0182)	(0.0070)	(0.0010)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.26%	2.62%	1.84%	0.70%	0.10%
Ratios/Supplemental Data
Net assets end of year (millions)	$313.1	$319.6	$285.5	$261.4	$283.5
Ratio of expenses to average net assets, before fee waivers	1.07%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.03%	1.00%	1.00%	1.00%	0.90%
Ratio of net investment income to average net assets	2.26%	2.59%	1.85%	0.69%	0.10%

	Investor Class II (2)
	Year Ended May 31,			September 23, 2004* to May 31,
	2008	2007	2006	2005
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0249	0.0284	0.0207	0.0083
Dividends from net investment income	(0.0249)	(0.0284)	(0.0207)	(0.0083)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.52%	2.88%	2.09%	0.83%
Ratios/Supplemental Data
Net assets end of year (millions)	$3.4	$5.1	$6.4	$—	^
Ratio of expenses to average net assets, before fee waivers	0.81%	0.76%	0.75%	0.75	%(a)
Ratio of expenses to average net assets net of fee waivers	0.79%	0.75%	0.75%	(b)
Ratio of net investment income to average net assets	2.53%	2.83%	2.67%	1.60	%(a)

41

Interstate Tax-Exempt Fund (continued)

	Investor Class I (2)
	Year Ended May 31,			August 16, 2004* to May 31,
	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0254	0.0289	0.0212	0.0093
Dividends from net investment income	(0.0254)	(0.0289)	(0.0212)	(0.0093)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.57%	2.93%	2.15%	0.93%
Ratios/Supplemental Data
Net assets end of period (millions)	$9.9	$9.0	$2.6	$0.9
Ratio of expenses to average net assets, before fee waivers	0.77%	0.71%	0.70%	0.71	%(a)
Ratio of expenses to average net assets net of fee waivers	0.74%	0.70%	0.70%	(b)
Ratio of net investment income to average net assets	2.51%	2.92%	2.12%	1.10	%(a)

	Treasurer's Trust
	Year Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0267	0.0299	0.0222	0.0109	0.0040
Dividends from net investment income	(0.0267)	(0.0299)	(0.0222)	(0.0109)	(0.0040)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.71%	3.04%	2.25%	1.10%	0.40%
Ratios/Supplemental Data
Net assets end of period (millions)	$192.3	$96.7	$40.7	$48.7	$22.5
Ratio of expenses to average net assets, before fee waivers	0.63%	0.61%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets net of fee waivers	0.60%	0.60%	0.60%	(b)	(b)
Ratio of net investment income to average net assets	2.59%	3.01%	2.25%	1.24%	0.37%

42

Interstate Tax-Exempt Fund (continued)

	Liquidity Class V (2)
	Year Ended May 31,				August 7, 2004* to May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0282	0.0314	0.0237	0.0123	0.0044
Dividends from net investment income	(0.0282)	(0.0314)	(0.0237)	(0.0123)	(0.0044)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.86%	3.19%	2.40%	1.25%	0.45%
Ratios/Supplemental Data
Net assets end of period (millions)	$28.6	$0.50	$0.30	$0.10	$—	^
Ratio of expenses to average net assets, before fee waivers	0.49%	0.46%	0.45%	0.46%	0.44	%(a)
Ratio of expenses to average net assets net of fee waivers	0.45%	0.45%	0.45%	(b)	(b)
Ratio of net investment income to average net assets	2.33%	3.14%	2.46%	1.37%	0.55	%(a)
	Liquidity Class III (2)
	Year Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0302	0.0334	0.0257	0.0144	0.0075
Dividends from net investment income	(0.0302)	(0.0334)	(0.0257)	(0.0144)	(0.0075)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.07%	3.40%	2.61%	1.46%	0.75%
Ratios/Supplemental Data
Net assets end of period (millions)	$130.9	$42.4	$63.0	$77.7	$15.9
Ratio of expenses to average net assets, before fee waivers	0.28%	0.26%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets net of fee waivers	0.25%	0.25%	0.25%	(b)	(b)
Ratio of net investment income to average net assets	2.91%	3.33%	2.50%	1.76%	0.74%

43

Interstate Tax-Exempt Fund (continued)

	Liquidity Class II
	February 8, 2008* to May 31, 2008
Net asset value at beginning of period	$1.0000
Net investment income	0.0079
Dividends from net investment income	(0.0079)
Net asset value at end of period	$1.0000
Total Return	0.79%
Ratios/Supplemental Data
Net assets end of period (millions)	$—	^
Ratio of expenses to average net assets, before fee waivers	0.22	%(a)
Ratio of expenses to average net assets net of fee waivers	0.12%
Ratio of net investment income to average net assets	2.56	%(a)

	Liquidity Class I (2)
	Year Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0312	0.0344	0.0267	0.0154	0.0085
Dividends from net investment income	(0.0312)	(0.0344)	(0.0267)	(0.0154)	(0.0085)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.17%	3.50%	2.71%	1.56%	0.86%
Ratios/Supplemental Data
Net assets end of period (millions)	$175.8	$0.1	$0.1	$0.1	$0.1
Ratio of expenses to average net assets, before fee waivers	0.19%	0.16%	0.15%	0.16%	0.15%
Ratio of expenses to average net assets net of fee waivers	0.15%	0.15%	0.15%	(b)	(b)
Ratio of net investment income to average net assets	2.76%	3.44%	2.55%	1.54%	0.85%

44

Interstate Tax-Exempt Fund (continued)

	Class Institutional (1)
	Year Ended May 31,			February 1, 2005* to May 31,
	2008	2007	2006	2005
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0315	0.0348	0.0271	0.0069
Dividends from net investment income	(0.0315)	(0.0348)	(0.0271)	(0.0069)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.20%	3.55%	2.75%	0.70%
Ratios/Supplemental Data
Net assets end of period (millions)	$529.2	$350.4	$— ^	$—	^
Ratio of expenses to average net assets, before fee waivers	0.15%	0.13%	0.12%	0.12	%(a)
Ratio of expenses to average net assets net of fee waivers	0.12%	0.11%	0.12%	(b)
Ratio of net investment income to average net assets	3.17%	3.51%	2.73%	2.12	%(a)

California Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0207	0.0250	0.0177	0.0068	0.0006
Dividends from net investment income	(0.0207)	(0.0250)	(0.0177)	(0.0068)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.09%	2.53%	1.79%	0.69%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$84.7	$133.5	$124.1	$105.2	$101.2
Ratio of expenses to average net assets, before fee waivers	1.04%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.96%	1.00%	1.00%	1.00%	0.89%
Ratio of net investment income to average net assets	2.15%	2.50%	1.80%	0.69%	0.06%

45

Connecticut Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0206	0.0259	0.0179	0.0068	0.0006
Dividends from net investment income	(0.0206)	(0.0259)	(0.0179)	(0.0068)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.08%	2.63%	1.81%	0.68%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$39.7	$46.6	$27.3	$23.4	$21.5
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.86%	0.96%	0.99%	1.00%	0.86%
Ratio of net investment income to average net assets	2.06%	2.60%	1.79%	0.68%	0.06%

Florida Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0214	0.0261	0.0185	0.0072	0.0006
Dividends from net investment income	(0.0214)	(0.0261)	(0.0185)	(0.0072)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.16%	2.64%	1.86%	0.73%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$55.0	$73.6	$55.1	$43.1	$39.5
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.01%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.98%	0.99%	1.00%	1.00%	0.91%
Ratio of net investment income to average net assets	2.16%	2.62%	1.88%	0.74%	0.06%

46

Massachusetts Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0214	0.0259	0.0181	0.0068	0.0006
Dividends from net investment income	(0.0214)	(0.0259)	(0.0181)	(0.0068)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.16%	2.63%	1.82%	0.68%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$27.8	$24.4	$28.5	$22.2	$17.8
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.01%	1.01%
Ratio of expenses to average net assets net of fee waivers	0.93%	1.00%	(b)	1.00%	0.88%
Ratio of net investment income to average net assets	2.10%	2.59%	1.84%	0.69%	0.06%

	Class Treasurer's Trust
	Period from June 14, 2007* to May 31, 2008
Net asset value at beginning of year	$1.0000
Net investment income	0.0247
Dividends from net investment income	(0.0247)
Net asset value at end of year	$1.0000
Total Return	2.50%
Ratios/Supplemental Data
Net assets end of year (millions)	$2.7
Ratio of expenses to average net assets, before fee waivers	0.61	%(a)
Ratio of expenses to average net assets net of fee waivers	0.50	%(a)
Ratio of net investment income to average net assets	1.41	%(a)

*  Class Treasurer's Trust commenced operations on June 14, 2007

47

Michigan Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0208	0.0263	0.0182	0.0069	0.0006
Dividends from net investment income	(0.0208)	(0.0263)	(0.0182)	(0.0069)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.10%	2.66%	1.84%	0.70%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$29.4	$16.5	$16.3	$16.6	$12.1
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.95%	0.99%	0.99%	1.00%	0.91%
Ratio of net investment income to average net assets	1.99%	2.63%	1.78%	0.77%	0.06%

New Jersey Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0208	0.0257	0.0178	0.0068	0.0006
Dividends from net investment income	(0.0208)	(0.0257)	(0.0178)	(0.0068)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.10%	2.60%	1.80%	0.68%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$74.5	$90.6	$54.0	$45.0	$50.2
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.92%	0.99%	1.00%	0.99%	0.87%
Ratio of net investment income to average net assets	2.09%	2.62%	1.81%	0.66%	0.06%

48

Ohio Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0211	0.0261	0.0184	0.0071	0.0006
Dividends from net investment income	(0.0211)	(0.0261)	(0.0184)	(0.0071)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.13%	2.65%	1.86%	0.71%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$28.3	$17.4	$18.7	$19.0	$10.9
Ratio of expenses to average net assets, before fee waivers	1.05%	1.02%	1.00%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	0.95%	1.00%	1.00%	1.00%	0.92%
Ratio of net investment income to average net assets	2.04%	2.61%	1.83%	0.79%	0.06%

Pennsylvania Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0212	0.0263	0.0186	0.0070	0.0007
Dividends from net investment income	(0.0212)	(0.0263)	(0.0186)	(0.0070)	(0.0007)
Net asset value at end of year	$1.00	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.14%	2.67%	1.88%	0.70%	0.07%
Ratios/Supplemental Data
Net assets end of year (millions)	$92.1	$52.4	$48.9	$44.7	$46.1
Ratio of expenses to average net assets, before fee waivers	1.05%	1.02%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.99%	1.00%	0.99%	1.00%	0.93%
Ratio of net investment income to average net assets	2.04%	2.63%	1.87%	0.70%	0.07%

49

Virginia Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0203	0.0260	0.0181	0.0067	0.0006
Dividends from net investment income	(0.0203)	(0.0260)	(0.0181)	(0.0067)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.05%	2.64%	1.82%	0.67%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$32.8	$25.8	$20.7	$13.7	$11.0
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.93%	0.97%	0.91%	1.00%	0.90%
Ratio of net investment income to average net assets	1.97%	2.61%	1.88%	0.70%	0.06%

New York Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0204	0.0258	0.0176	0.0067	0.0006
Dividends from net investment income	(0.0204)	(0.0258)	(0.0176)	(0.0067)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.06%	2.62%	1.77%	0.67%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$183.4	$278.0	$185.9	$164.4	$172.6
Ratio of expenses to average net assets, before fee waivers	1.05%	1.00%	1.00%	1.02%	1.02%
Ratio of expenses to average net assets net of fee waivers	1.01%	1.00%	1.00%	1.01%	0.89%
Ratio of net investment income to average net assets	2.08%	2.59%	1.77%	0.66%	0.06%

50

New York Municipal Money-Market Fund (continued)

	Treasurer's Trust
	Year Ended May 31, 2008	Period from December 7, 2006* to May 31, 2007
Net asset value at beginning of period	$1.0000	$1.0000
Net investment income	0.0248	0.0147
Dividends from net investment income	(0.0248)	(0.0147)
Net asset value at end of period	$1.0000	$1.0000
Total Return	2.51%	1.48%
Ratios/Supplemental Data
Net assets end of period (millions)	$— ^	$—	^
Ratio of expenses to average net assets, before fee waivers	0.61%	0.62	%(a)
Ratio of expenses to average net assets net of fee waivers	0.57%	0.62	%(a)
Ratio of net investment income to average net assets	2.39%	3.06	%(a)

Arizona Municipal Money-Market Fund

	Class R
	Years Ended May 31,		April 3, 2006* to May 31,
	2008	2007	2006
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000
Net investment income.	0.0217	0.0262	0.0039
Dividends from net investment income	(0.0217)	(0.0262)	(0.0039)
Net asset value at end of year	$1.0000	$1.0000	$1.0000
Total Return	2.19%	2.65%	0.39%
Ratios/Supplemental Data
Net assets end of year (millions)	$0.7	$0.5	$0.1
Ratio of expenses to average net assets, before fee waivers	1.04%	1.02%	1.00	%(a)
Ratio of expenses to average net assets net of fee waivers .	0.64%	0.96%	0.92	%(a)
Ratio of net investment income to average net assets	2.28%	2.59%	2.42	%(a)

51

Louisiana Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0215	0.0261	0.0213	0.0065	0.0007
Dividends from net investment income	(0.0215)	(0.0261)	(0.0213)	(0.0065)	(0.0007)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.18%	2.65%	2.16%	0.66%	0.07%
Ratios/Supplemental Data
Net assets end of period (millions)	$3.6	$4.6	$0.7	$0.3	$0.2
Ratio of expenses to average net assets, before fee waivers	1.04%	1.03%	0.99%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.79%	1.00%	0.52%	1.00%	0.64%
Ratio of net investment income to average net assets	2.19%	2.62%	2.33%	0.74%	0.06%

Minnesota Municipal Money-Market Fund

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0212	0.0265	0.0179	0.0066	0.0006
Dividends from net investment income	(0.0212)	(0.0265)	(0.0179)	(0.0066)	(0.0006)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.14%	2.68%	1.80%	0.66%	0.06%
Ratios/Supplemental Data
Net assets end of period (millions)	$10.1	$4.9	$3.1	$1.4	$0.6
Ratio of expenses to average net assets, before fee waivers	1.06%	1.01%	1.01%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	0.86%	0.75%	0.94%	0.99%	0.78%
Ratio of net investment income to average net assets	2.06%	2.66%	1.88%	0.78%	0.06%

*  Inception of Class operations.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

(1)  Effective September 1, 2006 Class 12 was renamed Class Institutional.

(2)  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV, and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II, III respectively.

^  Amount is less than $50,000.

52

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privacy policy

PROTECTING YOUR PRIVACY AT THE RESERVE*

Protecting Customer Information: Keeping your personal information secure is important to us at The Reserve. This Privacy Policy explains how we protect your privacy, when we collect and use information about you in order to administer your account, and the measures we take to safeguard that information.

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•  If you visit our website, we use software to collect anonymous data including browser types, pages visited, date of visit and time spent on our site. With or without cookies, our website keeps track of usage data, such as the source address of a page request, your IP address or domain name, the date and time

(i)

of the page request, the referring website (if any) and other parameters in the URL. We use this data to better understand website usage and to improve our website. The information is stored in log files and is used for aggregated and statistical reporting. This log information is not linked to personally identifiable information gathered elsewhere on the site. Please refer to our Internet Security Statement found on our website at www.TheR.com for more information.

•  If you utilize The Reserve's online services, we retain your user ID and password and information about your use of our website so that we can recognize you as a registered user of a Reserve online service and personalize your online session.

Use of Information: When we collect personal information from you, we will reference this policy or otherwise explain to you how we intend to use the information. We use personal information in ways compatible with the purposes for which we originally requested it. We limit the collection and use of personal information to what is necessary to administer our business. The Reserve shares personal information about you to give you superior customer service, provide convenient access to our services and make a wider range of products available to you. We share this information in the following ways:
•  Legal and Routine Business Reasons. The Reserve may disclose personal information as required by law. We do reserve the right to disclose personal information in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to process and service your account(s), to protect against fraud, to protect the security of our records, to protect our rights or property, or upon your written request. Personal information may be shared with third party service providers for the sole purpose of performing services for The Reserve. Companies we hire to provide support services must conform to our privacy standards. They are required to keep this information confidential and not use it for any other purpose than to carry out the services they are performing for The Reserve, such as printing statements, checks, etc.

•  Marketing Purposes. We may also share information we have about you, as described above, with third parties hired by The Reserve to market The Reserve products and services exclusively, except for information about customers in our Cash Sweep program.

•  Sharing Information within The Reserve. The Reserve and its affiliated companies offer a selection of financial products and services. We may share information we have about you, as described above, among these entities. Some of the benefits to you include improved customer service and responsiveness and detection of unusual behavior to help prevent unauthorized transactions or fraud.

(ii)

Questions: If you have any questions, please call our Institutional Sales Department between the hours of 8:00 a.m. and 6:00 p.m. Eastern Time or send a letter to The Reserve, Attn: Administrative Department, 1250 Broadway, New York, NY 10001-3701.

We constantly evaluate our procedures to protect personal information and make every effort to keep your personal information accurate and current. If you identify any error in your personal information or need to change that information, please contact us and we will update our records. If you have any questions, please contact us by e-mail at customerservice@TheR.com or call us at 800-637-1700 and press "0."

Options relating to disclosure of personal information: We will not contact you regarding additional Reserve products or services, and we will not provide personal information to any third parties for this purpose, if you instruct us not to do so. To give us such instructions, please e-mail us at customerservice@TheR.com or call us at 800-637-1700 and press "0." If you choose this option, we will continue to contact you from time to time to notify you of changes or updates to your account, to our services or to our website.

Ways you can protect your privacy:

Here are some measures to take to help prevent theft of your identity:

•  Do not share your account information, including personal or secret codes or passwords, with others.

•  Never provide confidential information to unknown callers.

•  Protect your account records including all statements and receipts.

•  Use a secure browser when doing business on the Internet, and exit online applications when finished.

If you believe you may be a victim of identity theft, you should:

•  Contact The Reserve customer service immediately.

•  Report the theft to each of these credit reporting agencies: Experian - 888-397-3742; Equifax - 800-525-6285 and TransUnion - 800-680-7289.

•  File a police report in your local jurisdiction; retain the report number and name of the officer with whom you filed the report.

•  Contact the Federal Trade Commission's Identity Theft Hotline at 877-IDTHEFT to file a complaint or go to www.consumer.gov/idtheft.

*  All references in this notice to "The Reserve" or "Reserve" include the Reserve family of funds, Reserve Management Corp., Reserve Management Co., Inc., or Resrv Partners, Inc., member FINRA.

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(This page has been left blank intentionally.)

This Prospectus contains the information about each Fund which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is incorporated by reference into this Prospectus. Additional information about the Fund's investments will also be available in the Fund's Annual and Semi-Annual Reports. Each Fund's Annual and Semi-Annual Reports list the Fund's holdings, describe Fund performance, and include other information about the Fund's investments. You may obtain these documents without charge, make inquiries or request other information about the Funds by calling The Reserve toll free at 800-637-1700. You may also obtain these documents and the SAI from the Funds' website at www.TheR.com or by writing to The Reserve, 1250 Broadway, New York NY 10001-3701.

Information about each Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the public reference room, call 1-202-551-8090. Reports and other information about the Funds are also available on the SEC's website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investors are advised to read and retain this prospectus for future reference.

1250 Broadway, New York, NY 10001-3701
212-401-5500

General Information and 24-Hour Yield and Balance Information
800-637-1700 • www.TheR.com

Distributor — Resrv Partners, Inc.
RF/MMM 10/08

Investment Company Act File Numbers:
Reserve Municipal Money-Market Trust II
811-3696
Reserve New York Municipal Money-Market Trust
811-3814
Reserve Municipal Money-Market Trust
811-10533

STATEMENT OF ADDITIONAL INFORMATION

INTERSTATE TAX-EXEMPT FUND

CALIFORNIA MUNICIPAL MONEY-MARKET FUND

CONNECTICUT MUNICIPAL MONEY-MARKET FUND

FLORIDA MUNICIPAL MONEY-MARKET FUND

MASSACHUSETTS MUNICIPAL MONEY-MARKET FUND

MICHIGAN MUNICIPAL MONEY-MARKET FUND

NEW JERSEY MUNICIPAL MONEY-MARKET FUND

OHIO MUNICIPAL MONEY-MARKET FUND

PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND

VIRGINIA MUNICIPAL MONEY-MARKET FUND

OF RESERVE MUNICIPAL MONEY-MARKET TRUST II

NEW YORK MUNICIPAL MONEY-MARKET FUND OF
RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST

ARIZONA MUNICIPAL MONEY-MARKET FUND
LOUISIANA MUNICIPAL MONEY-MARKET FUND
MINNESOTA MUNICIPAL MONEY-MARKET FUND
OF RESERVE MUNICIPAL MONEY-MARKET TRUST

1250 BROADWAY, NEW YORK, N.Y. 10001-3701
212-401-5500 - 800-637-1700

The Reserve Municipal Money-Market Trust II, the Reserve New York Municipal Money-Market Trust and the Reserve Municipal Money-Market Trust were organized as Massachusetts business trusts on January 25, 1983, July 12, 1983 and October 1, 2002, respectively.  The Reserve Municipal Money-Market Trust II, the Reserve New York Municipal Money-Market Trust and the Reserve Municipal Money-Market Trust (each, a “Trust” and collectively the “Trusts”) are open-end management investment companies registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “Investment Company Act”).  This Statement of Additional Information (“SAI”) pertains to the California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund and Virginia Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust II, and the New York Municipal Money-Market Fund of Reserve New York Municipal Money-Market Trust, the Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust (each a “State Fund” and together, the “State Funds”) and the Interstate Tax-Exempt Fund of the Reserve Municipal Money-Market Trust II (the “Interstate Fund” and together with the State Funds, the “Funds”).  This SAI pertains to the Class R, Class Treasurer’s Trust, Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Investor Class I, Investor Class II, and Investor Class III shares of the Interstate Tax-Exempt Fund, the Class Treasurer’s Trust, Investor Class II and Class R shares of the Arizona Municipal Money-Market Fund, the Class R shares of the Florida Municipal Money-Market Fund and the Class R and Class

Treasurer’s Trust shares of each State Fund (except for Arizona Municipal Money-Market Fund and Florida Municipal Money-Market Fund).  Additional series and classes may be added by the Board of Trustees (the “Board”) of each Trust without a shareholder vote.

Reserve Management Company., Inc. (“RMCI” or the “Adviser”) serves as the investment adviser to the Trust.  Resrv Partners, Inc. (“Resrv” or the “distributor”), an affiliate of RMCI, is the distributor of shares of the Fund pursuant to a distribution agreement between Resrv and the Trust.  RMCI and Resrv are located at 1250 Broadway, New York, NY 10001-3701.

This SAI is not a prospectus, and should be read in conjunction with the combined prospectus of the Funds dated October 8, 2008 (the “Prospectus”).  The Prospectus is incorporated by reference into this SAI, and this SAI is incorporated by reference into the Prospectus. Each Fund’s audited financial statements are included in this SAI.

A copy of the Prospectus and the Annual Report to shareholders for the fiscal year ended May 31, 2008 (“Annual Report”) may be obtained without charge by writing to the Trusts at the address shown above or by calling RMCI, toll free at 800-637-1700.  The SEC maintains a website (http://www.sec.gov) where you can download the SAI, the Prospectus, the Annual Report, material incorporated by reference and other information regarding the Funds.

THIS SAI IS DATED OCTOBER 8, 2008.

Shares of the Funds are neither guaranteed nor insured by the

U.S. government, and there can be no assurance that a Fund

will be able to maintain a stable net asset value of $1.00 per share.

INVESTMENT OBJECTIVE AND POLICIES

The Interstate Fund’s investment objective is to seek as high a level of short-term interest income exempt from federal income taxes, including the alternative minimum tax, as is consistent with preservation of capital and liquidity.

The investment objective of each State Fund is to seek as high a level of short-term interest income exempt from federal income taxes (excluding the federal alternative minimum tax), and from state and local income, intangible and/or property taxes, if any, as is consistent with preservation of capital and liquidity.  At meetings of Municipal Money-Market Trust II and New York Municipal Money-Market Fund’s shareholders in April, May and June 2007, shareholders of each State Fund approved a change in the fundamental policy for each State Fund to permit investments the interest income on which is subject to the federal alternative minimum tax.

These investment objectives are a fundamental policy for each respective Fund and may not be changed without the vote of a majority of the outstanding shares of the Fund as defined in the Investment Company Act.  There can be no assurance that a Fund will achieve its investment objective.

The Interstate Fund invests principally in short-term obligations issued by the states, territories and possessions of the United States and their political subdivisions, duly constituted authorities and corporations.

Each State Fund seeks to attain its objective by investing principally in tax-exempt obligations issued by the state and its political subdivisions for which the Fund is named.  Interest on these investments may, however, be subject to the federal alternative minimum tax.

An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.  Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund.

FUNDAMENTAL POLICIES.  Each Fund’s investment objective and the following fundamental investment policies may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund.  A majority of the outstanding shares of a Fund means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the outstanding shares of the Fund (a “Majority Vote”).  Under each Fund’s fundamental investment policies, the Fund may not:

(1) borrow money except as a temporary or emergency measure (but not for the purpose of purchasing investment securities) and not in an amount to exceed 5% of the market value of its total assets;

(2) issue senior securities except in compliance with the Investment Company Act;

(3) act as an underwriter with respect to the securities of others except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws;

(4) invest more than 25% of its total assets in any particular industry, except to the extent that its investments may be concentrated exclusively in U.S. government securities and bank obligations or repurchase agreements secured by such obligations; with respect to not concentrating a Fund’s investment in any particular industry, a Fund may not invest more than 25% of its total assets in securities paying interest from revenues of similar type projects or industrial development bonds;

(5) purchase, sell or otherwise invest in real estate or commodities or commodity contracts; however, a Fund may purchase municipal obligations secured by interests in real estate;

(6) lend more than 33 1/3% of the value of its total assets, except to the extent its investments may be considered loans;

(7) sell any security short or write, sell or purchase any futures contract or put or call option; provided, however, a Fund shall have the authority to purchase municipal obligations subject to a stand-by commitment, at the Fund’s option; and

(8) make investments on a margin basis.

Although each Fund has determined to be a non-diversified investment company, in fact, like all money market funds, each operates as a diversified investment company, and will continue to do so.  Under Section 5(b) of the Investment Company Act, a diversified company must have 75% of the value of its total assets in cash and cash items (including receivables), U.S. government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than 5% of the value of its total assets and to not more than 10% of the outstanding voting securities of such issuer.  Any management company other than a diversified company is defined as a “non-diversified” company pursuant to Section 5(b)(2).

In order to maintain a $1.00 share price, the Funds will utilize the following practices:  maintain a dollar-weighted average portfolio maturity of 90 days or less; purchase only instruments having remaining maturities of 397 days or less; and invest only in securities determined by the Trustees to be of high quality with minimal credit risk.  To assess whether repurchase agreement transactions present more than minimal credit risk, the Trustees have established guidelines to ensure that these transactions are fully collateralized and to monitor the creditworthiness of all entities, including banks and broker-dealers, with whom a Fund proposes to enter into repurchase agreements.  Such procedures are reasonably designed, taking into account current market conditions and the investment objective of each Fund, to attempt to maintain the Fund’s net asset value per share (“NAV”) as computed for the purpose of sales and redemptions at $1.00 per share.

Each of the Funds intends to comply with the diversification requirements of Rule 2a-7 under the Investment Company Act, which generally limit a money market fund to investing no more than 5% of its total assets in securities of any one issuer, except U.S. government securities, and, if such securities are not First Tier Securities (as defined in the Rule), to not more than 1% of its total assets.  A “single state” municipal fund is also subject to this 5% limitation, but only as to 75% of its total assets.  With respect to the remaining 25% of the Fund’s assets, more than 5% may be invested in securities of a single issuer as long as the securities are “first-tier” securities (i.e., securities rated in the highest short-term category for debt by at least two nationally recognized statistical rating organizations, shares of another money-market fund, or U.S. government securities).

Money market funds are also subject to the credit quality and maturity requirements of Rule 2a-7.  Accordingly, each Fund may invest only in short term money market obligations, rated in one of the two highest short term ratings from a nationally recognized statistical rating organization or in the securities of other open-end investment companies with substantially the same investment objective as the Funds. The average maturity of a Fund’s securities portfolio will not be more than 90 days. In addition, a Fund will not purchase securities with maturities of more than 762 days (25 months) for securities issued or guaranteed by the U.S. government, as to principal and interest, or 397 days (13 months) for other securities.

Each State Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal obligations, that are, in the opinion of bond counsel to the issuer, exempt from state and local personal income, and/or property and intangible taxes of the named state, including, with respect to the New York Municipal Money-Market Fund, local personal income taxes and with respect to the Pennsylvania Municipal Money-Market Fund, the Pennsylvania county personal property tax.  None of the Funds intend to borrow for investment purposes.

The Interstate Fund will normally invest at least 80% of its net assets, plus amounts of any borrowings for investment purposes, in municipal obligations that are, in the opinion of bond counsel to the issuer, exempt from federal income taxes, including the alternative minimum tax, as is consistent with preservation of capital and liquidity.

The 80% investment policies will not be applicable during periods when the Funds pursue a temporary defensive strategy, as discussed below.  The Funds’ 80% investment policies are fundamental and may not be changed without a Majority Vote.  Notwithstanding the foregoing investment restrictions, each Fund may invest substantially all of its assets in another open-end investment company with substantially the same investment objective as the Fund.

The Investment Company Act prohibits open-end funds from issuing “senior securities” other than bank borrowings that have at least 300% asset coverage.  The Fund will not be considered to have issued a “senior security” by entering into reverse repurchase agreements because it will maintain liquid assets in a segregated account having a value equal to the repurchase price, including interest.

Although not currently using a “master/feeder” structure, the Trust has obtained shareholder approval to use a “master/feeder” structure.  In that case, the Fund may become a “feeder fund” that would invest in a corresponding “master fund” rather than investing directly in securities.  The master fund, in turn, would invest in securities according to the strategies and policies described in this SAI.  A potential benefit of this structure is that the expenses of the master fund could be shared with any other feeder funds.

As a matter of operating policy, the Funds may not invest in companies for the purposes of exercising management or control.

MONEY MARKET INSTRUMENTS AND INVESTMENT STRATEGIES

The following section contains more detailed information about the types of instruments in which each Fund may invest, the strategies each Fund may employ, and a summary of the related risks.  A particular type of instrument or strategy will be utilized only when, in the Adviser’s opinion, the utilization will help a Fund achieve its investment objective.

Money Market Instruments

Money market securities are high-quality, short-term securities that pay a fixed, variable or floating interest rate.  Securities are often specifically structured so that they are eligible investments for a money market fund having demand or put features, which have the effect of shortening the security’s maturity.  Municipal money market securities include variable rate demand bonds, commercial paper, municipal notes and shares of municipal money market funds.

Debt securities are used by issuers to borrow money.  The issuer usually pays a fixed, variable or floating rate of interest and must repay the amount borrowed at the maturity of the security.  Some debt securities, such as zero coupon bonds, do not pay current interest, but are sold at a discount from their face values.

Municipal debt securities include general obligation bonds of municipalities, local or state governments, project or revenue-specific bonds, or pre-refunded or escrowed bonds.

The State Funds may purchase floating rate and variable rate demand bonds, which are municipal obligations normally having stated maturities in excess of one year, but which permit the holder to demand payment of principal and accrued interest at any time, or at specified intervals not exceeding one year, usually upon not more than seven (7) days’ notice.  A Fund will not invest more than 10% of the value of its assets in floating or variable rate demand bonds for which there is no secondary market if the demand feature on such municipal obligations requires more than seven (7) days’ notice.

The State Funds may purchase participation interests in municipal obligations from financial institutions.  A participation interest gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund’s participation interest bears to the total principal amount of the municipal obligation.  These instruments may have fixed, floating or variable rates of interest.  Frequently, such instruments are secured by letters of credit or other credit support arrangements provided by banks.  These securities may be subject to greater risks than other money-market securities because of their structure.

Interest received on certain otherwise tax-exempt securities (“private activity bonds”) is subject to the federal alternative minimum tax (the “AMT”).  The State Funds may invest without limitation in tax-exempt municipal securities that are subject to the AMT.  The Interstate Fund may also purchase such securities subject to their respective investment objectives and policies.  Income received on such securities is classified as a “tax preference item,” which could subject certain shareholders of each Fund to the AMT.

U.S. TREASURY OBLIGATIONS.  Each Fund may invest in obligations of, or obligations guaranteed by the U.S. Treasury and backed by the full faith and credit of the U.S. government.  A Fund’s assets may be invested in direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes, and Treasury bonds).  In addition, U.S. Treasury STRIPS permit the separate ownership and trading of the interest and principal components of obligations of the U.S. Treasury.  These obligations may take the form of (i) obligations from which interest coupons have been stripped; (ii) the interest coupons that are stripped; or (iii) book-entries at a Federal Reserve member bank representing ownership of obligation components.

U.S. GOVERNMENT SECURITIES.  The Funds may also invest in other U.S. government securities including instruments that are issued or guaranteed by agencies of the federal government and instrumentalities that have been established or sponsored by the U.S. government, and certain interests in the foregoing securities.  U.S. government securities include obligations such as securities issued by the Government National Mortgage Association (“GNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), the Federal National Mortgage Association (“FNMA”), the Student Loan Marketing Association (“SLMA”) and the Federal Home Loan Bank (“FHLB”).  Some obligations of agencies and instrumentalities of the U.S. government, such as GNMA, are supported by the full faith and credit of the U.S. government.  Other securities, such as obligations issued by FNMA and SLMA, are supported by the right of the issuer to borrow from the U.S. Treasury; and others, such as obligations issued by FHLB and FHLMC, are supported only by the credit of the agency or instrumentality issuing the obligation.  In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

BANK OBLIGATIONS.  The Funds may invest in bank obligations, including certificates of deposit, banker’s acceptances, time deposits and securities backed by a letter of credit of U.S. banks, foreign banks, foreign branches of U.S. banks and U.S. branches of foreign banks.  A certificate of deposit is a negotiable certificate representing a bank’s obligation to repay funds deposited with it, which earns a specified rate of interest over a given period.  A banker’s acceptance is a negotiable obligation of a bank to pay a draft which has been drawn on it by a customer.  A time deposit is a non-negotiable deposit in a bank earning a specified interest rate over a given period of time.  A letter of credit is a guarantee by the issuing bank to pay principal and interest on a note a corporation has issued.

Domestic banks are subject to extensive government regulations that may limit both the amount and types of loans which may be made and interest rates that may be charged.  General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.  Domestic commercial banks organized under federal law are supervised and examined by the Controller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC.  Domestic banks organized under state law are supervised and examined by state banking authorities and the FDIC, but are members of Federal Reserve System only if they elect to join.  As a result of federal and state laws and regulations, domestic banks are, among other things, generally required to maintain specified levels of reserves and are subject to other regulations designed to promote financial soundness.  Foreign branches or subsidiaries of U.S. banks may be subject to less stringent reserve requirements than are U.S. banks.  U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the states in which they are located.  There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or other issuer than about a U.S. bank or other issuer, and such entities may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. issuers.  The Funds will treat bank money instruments issued by U.S. branches or subsidiaries of foreign banks (“Yankee dollar” obligations) as obligations issued by domestic banks only if the branch or subsidiary is subject to the same bank regulation as U.S. banks.

FOREIGN BANK OBLIGATIONS.  The Funds may also invest in obligations of foreign banks located in industrialized nations in Western Europe, as well as Australia and Canada and foreign branches of U.S. banks (“Eurodollar” obligations), which banks have at the time of the investment more than $25 billion in total assets or the equivalent in other currencies.  Eurodollar obligations and obligations of branches or subsidiaries of foreign depository institutions may be general obligations of the parent bank or may be limited to the issuing branch or subsidiary by the terms of the specific obligations or by government regulation.  Investments in obligations of foreign depository institutions and their foreign branches and subsidiaries will only be made if determined to be of comparable quality to other investments permissible for the Fund.  Investment in these securities involve risks, which may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions, which might affect payment of principal or interest.  Furthermore, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. standards.  Evidence of ownership of Eurodollar and foreign obligations may be held outside the United States, and the Funds may be subject to the risks associated with the holding of such property overseas.  Eurodollar and foreign obligations of the Funds held overseas will be held by foreign branches of the Funds’ custodian or by other U.S. or foreign banks under sub-custodian arrangements complying with the requirements of the Investment Company Act.

MUNICIPAL OBLIGATIONS.  The Funds may also invest in municipal obligations.  Municipal obligations include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities.  In addition, certain types of private activity bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit.  Municipal securities may be fully or partially backed by the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets, or by domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

The two principal classifications of municipal obligations are “general obligation” bonds and “revenue” or “special obligation” bonds.  General obligation bonds are backed by the issuer’s faith, credit and taxing power.  Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed.  The Funds may also invest in private activity bonds, which are, in most cases, revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds.  The repayment of the principal and the payment of interest on such private activity bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligation and the pledge, if any, of real and personal property so financed as security for such payment.

The Funds’ portfolio may also include “moral obligation” bonds which are normally issued by special purpose public authorities.  If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment, but not a legal obligation, of a state or municipality.  Moral obligation bonds must meet the same credit quality standards as the other investments of a Fund.

The Funds will purchase securities which are rated MIG1 or MIG2 or Prime 1 or Prime 2 by Moody’s Investor Services, Inc. (“Moody’s”), SP-1 or SP-2 or A-1 or A-2 by the Standard & Poor’s, a Division of The McGraw-Hill Companies, Inc. (“S&P”).  Obligations which are not rated may also be purchased provided such securities are determined to be of comparable quality by RMCI to those rated securities in which the Funds may invest, pursuant to guidelines established by the Trustees.

Municipal obligations may bear fixed, variable or floating rates of interest.  Yields on municipal obligations are dependent on a variety of factors, including the general condition of the bond market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue or issuer.  Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation and legislative changes.  Because many municipal securities may be issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

Specific types of municipal obligations and the risks of each are described more fully below.

EDUCATION-RELATED BONDS.  There are two types of education-related bonds:

(i)                                     those issued to finance projects for public and private colleges and universities, and

(ii)                                  those representing pooled interests in student loans.

Bonds issued to supply educational institutions with funds are subject to the risk of unanticipated revenue decline, primarily the result of decreasing student enrollment or decreasing state and federal funding.  Student loan revenue bonds are generally offered by state authorities or commissions and are backed by pools of student loans.  Underlying student loans may be guaranteed by state guarantee agencies and may be subject to reimbursement by the U.S. Department of Education through its guaranteed student loan program.  Others may be private, uninsured loans made to parents or students, which are supported by reserves or other forms of credit enhancement.  Recoveries of principal due to loan defaults may be applied to redemption of bonds or may be used to re-lend, depending on program latitude and demand for loans.  Cash flows supporting student loan revenue bonds are impacted by numerous factors, including the rate of student loan defaults, seasoning of the loan portfolio, and student repayment deferral periods of forbearance.  Other risks associated with student loan revenue bonds include potential changes in federal legislation regarding student loan revenue bonds, state guarantee agency reimbursement and continued federal interest and other program subsidies currently in effect.

UTILITY BONDS.  The risks associated with municipal obligations issued by electric utilities include the availability and cost of fuel and capital, the effects of conservation on energy demand, the effects of rapidly changing environmental safety and licensing requirements, and other federal, state, and local regulations, timely and sufficient rate increases, increasing competition, opposition to nuclear power and legislative changes.

HEALTH CARE BONDS.  A major revenue source for the health care industry are payments from the Medicare and Medicaid programs and, consequently, the industry is sensitive to legislative changes and reductions in spending for such programs.  Many other factors may affect health care-related debt instruments, such as general and local economic conditions; demand for services; expenses (including malpractice insurance premiums); legislative and regulatory changes by private and governmental agencies, as well as competition among health care providers.

HOUSING BONDS.  Housing revenue bonds are generally issued by a state, county, city, or local housing authority, or other public agency.  Generally they are secured by the revenues derived from mortgages purchased with the proceeds of the bond issue.  It is extremely difficult to predict the supply of available mortgages to be purchased with the proceeds of an issue or the future cash flow from the underlying mortgages.  Therefore, there are risks that proceeds will exceed supply, resulting in early retirement of bonds, or that homeowner repayments will create an irregular cash flow.  Many factors may affect the financing of housing projects, including but not limited to:  acceptable completion of construction, proper management, occupancy and rent levels, economic conditions, and changes to current laws and regulations.

TRANSPORTATION BONDS.  Transportation-related municipal securities may be issued to finance the construction of toll roads, highways, airports, or other transit facilities.  Airport bonds are dependent on the stability of the airline industry and a specific carrier who uses the airport as a hub.  Air traffic generally follows broader economic trends as well as the price and availability of fuel.  The cost and availability of fuel affects toll road bonds as do toll levels, the presence of competing roads and the general economic health of an area.  Fuel costs and availability generally affect all transportation-related securities, as do the presence of alternate forms of transportation, such as public transportation.

WATER AND SEWER BONDS.  Water and sewer revenue bonds are often considered to have relatively secure credit due to their issuer’s importance, monopoly status, and generally unimpeded ability to raise rates.  Despite this, lack of water supply due to insufficient rain, run-off, or snow pack is a concern that has led to past defaults and could in the future.  Further, public resistance to rate increases, costly environmental litigation, and federal environmental mandates are challenges faced by issuers.

GUARANTEES AND LETTERS OF CREDIT.  In view of a Fund’s investment in industrial private activity bonds and notes secured by letters of credit or guarantees of banks, an investment in a Fund’s shares should be made with an understanding of the characteristics of the banking industry and the risks such an investment may entail.  Banks are subject to extensive government regulations which may limit both the amounts and types of loans and other financial commitments that may be made and interest rates and fees that may be charged.  The profitability of the banking industry is largely dependent upon the availability and cost of capital funds for the purpose of financing lending operations under prevailing money market conditions.  In addition, general economic conditions play an important part in the operations of the banking industry, and exposure to credit losses arising from possible financial difficulties of borrowers might affect a bank’s ability to meet its obligations under a letter of credit.

WHEN-ISSUED OBLIGATIONS.  Municipal obligations are sometimes offered on a “when-issued” or delayed delivery basis.  There is no limit on the Funds’ ability to purchase municipal securities on a when-issued basis.  The price of when-issued securities, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made but delivery and payment for the when-issued securities takes place at a later date.  Normally, the settlement date occurs within one month of the purchase of such municipal obligations.  During the period between the purchase and settlement dates, no payment is made to the issuer by a Fund and no interest accrues to a Fund on such securities.  To the extent that assets of a Fund purchasing such securities are not invested prior to the settlement of a purchase of when-issued or delayed delivery securities, a Fund will earn no income.  However, it is each Fund’s intent to be as fully invested as is practicable.  While a Fund may sell when-issued securities prior to the settlement date, the Funds intend to purchase such securities with the purpose of actually taking delivery of them, unless a sale appears desirable for investment reasons.  At the time a Fund makes the commitment to purchase a municipal obligation on a when-issued basis, it will record the transaction and reflect the value of the security in determining its NAV.  Each Fund will also maintain readily marketable assets at least equal in value to its commitments to purchase securities, specifically for the settlement of such commitments.  The Adviser does not believe that a Fund’s NAV or income will be adversely affected by the purchase of obligations on a when-issued or delayed delivery basis.

TAX-EXEMPT COMMERCIAL PAPER.  Tax-exempt commercial paper is a short-term obligation with a stated maturity of 365 days or less.  It is typically issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term financing.  Each instrument may be backed only by the credit of the issuer or may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank.  Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject.  The Funds will only invest in commercial paper rated at the time of purchase not less than Prime-1 by Moody’s, A-1 by S&P or F-1 by Fitch’s Investor Service.

TENDER OPTION BONDS.  A tender option is a municipal obligation (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.  As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal obligation’s fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination.  Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate.  Subject to applicable regulatory requirements, the Funds may buy tender option bonds if the agreement gives the Funds the right to tender the bond to its sponsor no less frequently than once every 397 days.  The Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying obligation, any custodian, and the third party provider of the tender option.  For certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal obligation and for other reasons.  There is a risk that a Fund will not be considered the owner of a tender option bond for federal income tax purposes and thus will not be entitled to treat such interest as exempt from federal income tax.

INVESTMENT STRATEGIES

Each Fund may also employ the following investment strategies:

REPURCHASE AGREEMENTS.  Each Fund may invest in securities pursuant to repurchase agreements (“REPOs”).  Under such agreements, the Fund purchases and simultaneously contracts to resell securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement.  This results in a fixed rate of return insulated from market fluctuations during such period.  Each Fund will limit REPOs to those financial institutions and securities dealers who are deemed credit worthy pursuant to guidelines established by the Trusts’ Trustees.  To reduce the risk of incurring a loss on a REPO, each Fund will follow procedures intended to provide that all REPOs are at least 100% collateralized as to principal and interest and marked-to-market daily.  The Fund will require the seller to provide additional collateral if the market value of the securities falls below the repurchase price at any time during the term of a repurchase agreement.  A Fund will make payment for such instruments only upon their physical delivery to, or evidence of their book-entry transfer to, the Fund’s account at its custodian.

A REPO may be construed to be a collateralized loan by the purchaser to the seller, secured by the securities transferred to the purchaser.  In general, for federal income tax purposes, repurchase agreements are treated as collateralized loans secured by the securities “sold.” Therefore, amounts earned under such agreements, even if the underlying securities are tax-exempt securities, will not be considered tax-exempt interest.

REPOs could involve risks in the event of a default of the counter-party to the REPO agreement, including possible delays, losses or restrictions upon the Fund’s ability to dispose of the underlying securities.  In the event of a default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities are not owned by the Fund but only constitute collateral for the seller’s obligation to pay the repurchase price.  Therefore, the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral.  In the event of a default, instead of the contractual fixed rate of return, the rate of return would be dependent upon intervening fluctuations of the market value of the security and the accrued interest on the security.  A Fund may have rights against the seller for breach of contract with respect to any losses arising from market fluctuations following the failure of the seller to perform.

REVERSE REPURCHASE AGREEMENTS.  It is the Fund’s policy that reverse repurchase transactions will be entered into for temporary purposes only and, when aggregated with other borrowings, will not exceed 5% of the value of the total assets of the Fund at the time of the transaction.  Reverse repurchase agreements (“reverse REPOs”) involve the sale of money market securities held by the Funds, with an agreement to repurchase the securities at an agreed upon price, date and interest payment.  In a typical reverse REPO transaction, the seller (Fund) retains the right to receive interest and principal payments on the security, but transfers title to and possession of the security to the REPO counter-party in return for receiving a percentage of the security’s value.  During the time a reverse repurchase agreement is outstanding, the Funds will maintain a segregated custodial account containing U.S. government or other appropriate liquid securities that have a value equal to the repurchase price.  A reverse REPO involves the risk that the counterparty will fail to return the securities involved in such transactions, in which event the Funds may suffer time delays and incur costs or possible losses in connection with such transactions.

INVESTMENTS IN ILLIQUID SECURITIES.  Illiquid securities generally are any securities that cannot be disposed of promptly, in the ordinary course of business, at approximately the amount at which the Fund has valued the instruments.  A Fund may invest in illiquid securities if such investments would not exceed 10% of the Fund’s net assets.  The liquidity of a Fund’s investments is monitored under the supervision and direction of the Fund’s Trustees.  Investments currently considered illiquid include REPOs not maturing within seven days and certain restricted securities.

BORROWING.  Each Fund has the authority to borrow money, including through reverse REPO transactions, for extraordinary or emergency purposes but not in an amount exceeding 5% of the market value of its total assets.  A Fund may borrow at times to meet redemption requests rather than sell portfolio securities to raise the necessary cash.  Borrowing subjects a Fund to interest costs.  Borrowing could also involve leverage if securities were purchased with the borrowed money.  To avoid this, each Fund will not purchase securities while borrowings are outstanding.

The Fund could suffer a loss in the event that there are losses on investments made with such collateral.  In the event the borrower defaults on its obligations, the Fund could suffer a loss where the market value of securities received as collateral falls below the market value of the borrowed securities.  The Fund could also experience delays and costs in gaining access to the collateral.

Each Fund may pledge, hypothecate, or in any manner, transfer any security owned by the Fund as security for indebtedness, but only in accordance with the limits discussed above.

CREDIT QUALITY.  The SEC has adopted regulations that dictate the credit quality requirements for money market funds.  These require the Funds to invest exclusively in high-quality securities.  Generally, high-quality securities are securities that are rated in one of the two highest rating categories by two nationally recognized statistical rating organizations (“NRSRO”), or by one if only one NRSRO has rated the securities, or, if unrated, securities determined to be of comparable quality by the Adviser pursuant to guidelines adopted by the Trustees.  High-quality securities may be “first tier” or “second tier” securities.  First tier securities may be rated within the highest category or determined to be of comparable quality.  Money market fund shares and U.S. government securities are also first tier securities.  Second tier securities generally are rated within the second-highest category.  Should a security’s high-quality rating change after purchase by a Fund, the Adviser would take such action, including no action, determined to be in the best interest of that Fund.

RISKS OF INVESTING IN THE FUNDS

The principal risk factors associated with an investment in each Fund are the risk of fluctuations in short-term interest rates and the risk of default among one or more issuers of securities that comprise a Fund’s assets.

CREDIT RISK.  This is the risk that the issuer will not make timely payments of principal and interest.  The degree of credit risk depends on the issuer’s financial condition and on the terms of the bonds.  This risk is reduced to the extent a Fund limits its debt investments to U.S. Treasury or U.S. government securities.

INTEREST RATE RISK.  Interest rate risk is the risk that prices of debt securities generally increase when interest rates decline and decrease when interest rates increase.  In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter-term securities.  A Fund may lose money if interest rates rise sharply in a manner not anticipated by Fund management.  However, when interest rates fall, the Funds’ yields will typically fall as well.

MUNICIPAL SECURITIES RISK.  Municipal securities can be significantly affected by economic and political changes, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders.  Because many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and various utilities, conditions in those sectors and the financial condition of an individual municipal issuer can affect the overall municipal market.

The value of municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders in the event of a bankruptcy.  Proposals to restrict or eliminate the federal income tax exemption for interest on municipal securities are introduced from time to time.  Proposals also may be introduced before the individual state legislatures that would affect the state tax treatment of a municipal fund’s distributions.  This could have a significant impact on the prices of some or all of the municipal securities held by a Fund, making it more difficult for a money market fund to maintain a stable NAV per share.

Debt and money market securities have varying levels of sensitivity to changes in interest rates.  In general, the price of a debt or money market security can fall when interest rates rise and can rise when interest rates fall.  Securities with longer maturities can be more sensitive to interest rate changes.  The longer the maturity of a security, the greater the impact a change in interest rates could have on the security’s price.  In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction.  Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.  A major increase in interest rates or a decrease in the credit quality of the issuer of one of a fund’s investments could cause that Fund’s share price to decrease.

Changes in the financial condition of an issuer, changes in specific economic or political conditions that affect a particular type of security or issuer, and changes in general economic or political conditions can affect the credit quality or value of an issuer’s securities.  Lower-quality debt securities (those of less than investment-grade quality) tend to be more sensitive to these changes than higher-quality debt securities.  Entities providing credit support or a maturity-shortening structure also can be affected by these types of changes.  Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the project or assets or the inability to collect revenues for the project or from the assets.  If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could become taxable and the security could decline significantly in value.  In addition, if the structure of a security fails to function as intended, interest from the security could become taxable or the security could decline in value.

Yields on municipal securities depend on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the tax-exempt securities market, size of a particular offering, maturity of the obligation and rating of the issue.  The ability of each Fund to achieve its investment objective is also dependent on the continuing ability of issuers of municipal securities to meet their obligations for the payment of interest and principal when due.

TEMPORARY DEFENSIVE POSITIONS.  The Funds will at all times as is practicable be invested in accordance with the investment objective and strategies outlined in the Prospectus and this SAI.  However, from time to time, a Fund may take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies to attempt to respond to adverse market, economic, political or other conditions.  Further, in an extreme emergency, the Funds would maintain a large percentage of uninvested cash.  If a Fund adopts a temporary defensive position, the Fund might not be able to attain its objective.

Although it is not the current intention, from time to time a Fund may invest in taxable short-term investments (“taxable investments”) consisting of obligations backed by the full faith and credit of the U.S. government, its agencies or instrumentalities, deposit-type obligations, acceptances, letters of credit of FDIC member banks and instruments fully collateralized by such obligations, including repurchase agreements.  Unless a Fund has adopted a temporary defensive position, no more than 20% of the net assets of a Fund will be invested in taxable investments at any time.

STATE-SPECIFIC RISK.  Each Fund’s investment in securities issued by a specific state and its political subdivisions provides a greater level of risk than a fund which is invested across numerous states and municipal entities because each Fund’s investment securities may be more susceptible to any single economic, political or regulatory occurrence.  The ability of a state or its municipalities to meet their obligations will depend on the availability of tax and other revenues; economic, political, and demographic conditions within the state; as well as the underlying condition of the state, and its municipalities, etc.  However, each Fund intends to qualify as a “regulated investment company” for purposes of the “Subchapter M” of the Internal Revenue Code.  This limits the aggregate value of all investments (except U.S. government securities, securities of other regulated investment companies, cash and cash items) so that, with respect to at least 50% of its total assets, not more than 5% of such assets are invested in the securities of a single issuer.

In addition, each Fund follows regulations set forth by the SEC that dictate the quality requirements for money market mutual funds.  These require a Fund to invest exclusively in high-quality securities.  Generally, high-quality securities are securities that present minimal credit risks and are rated in one of the two highest rating categories by two NRSROs, or by one if only one NRSRO has rated the securities, or, if unrated, determined to be of comparable quality by the investment adviser pursuant to guidelines adopted by the Trustees.  High-quality securities may be “first tier” or “second tier” securities.  First tier securities may be rated within the highest category or determined to be of comparable quality by the investment manager.  Money-market fund shares and U.S. government securities also are first tier securities.  Second tier securities generally are rated within the second-highest category.  Should a security’s high-quality rating change after purchase by a Fund, the investment adviser would take such action, including no action, as determined to be in the best interest of each Fund by the Trustees.  For more information about the ratings assigned by NRSROs, refer to the “Credit Ratings” section of the SAI.

RISK FACTORS OF STATE FUNDS.  There are additional risks particular to each state for which a respective State Fund is named.  State Funds invest primarily and generally predominately in municipal money-market securities issued by or on behalf of one state or its counties, municipalities, authorities or other subdivisions.  These Funds’ securities are subject to the same general risks associated with other municipal funds’ securities.  In addition, their values will be particularly affected by economic, political, geographic and demographic conditions and developments within the appropriate state.  A fund that invests primarily in securities issued by a single state and its political subdivisions provides a greater level of risk than a fund that is diversified across numerous states and municipal entities.  The ability of the state or its municipalities to meet their obligations will depend on the availability of tax and other revenue; economic, political and demographic conditions within the state; and the underlying fiscal condition of the state and its municipalities.  For a better understanding of these risks, please read below:

RISK FACTORS OF CONCENTRATING IN CALIFORNIA.  Investors should consider carefully the special risks inherent in the Fund’s investments in California municipal obligations, which result from statutes that limit the taxing and spending authority of California governmental agencies, as well as the general financial condition of the state.  California’s economy is the largest in the nation and is relatively diversified.  Although California’s economy is generally diversified with no one sector accounting for more than a quarter of its output, it does have major concentrations in high technology, aerospace and defense related manufacturing, trade, entertainment, real estate and financial services, and the state could suffer economically if one of those sectors was adversely affected.  For instance, the state experienced a recession in the early 1990’s when activity related to construction, manufacturing and financial services, among others, suffered a downturn.  More recently, the technology sector suffered a downturn in the early 2000s, which affected the state’s economy.  A downturn in the housing sector has contributed to slower growth in California, and local governments have experience financial difficulties.  Although several measures have been taken by the state to address it budget deficit, including Proposition 57, which authorizes the issuance of $15 billion of economic recovery bonds to fund previous budget deficits, and California’s economy and finances have improved in recent years, the state still faces a budget deficit.  The state’s population growth continues to exceed the national average.

RISK FACTORS OF CONCENTRATING IN CONNECTICUT.  The credit quality of the Connecticut Municipal Money-Market Fund will depend on the continued financial strength of the state of Connecticut and its political subdivisions.  Connecticut is a highly urbanized state that exhibits very high wealth and income levels.  Historically, Connecticut has had the highest per capita income of any state.  In addition, the state’s reliance on the manufacturing sector has declined in the last decade, with service-related industries making the largest gains.  The state’s economy is relatively diversified.  Although the state’s financial operations continue to show improvement, Connecticut is a frequent borrower and has a high debt ratio in comparison to other states.

RISK FACTORS OF CONCENTRATING IN FLORIDA.  The credit quality of the Florida Municipal Money-Market Fund will depend on the financial strength of the state of Florida and its political subdivisions.  The Florida Constitution and statutes mandate that the state budget as a whole, and each separate fund within the state’s budget, be kept in balance from currently available revenue each fiscal year.  All state tax revenue, other than trust funds dedicated by Florida’s Constitution for other purposes, would be available for such an appropriation.  Revenue bonds may be issued by the state or its agencies without a vote of Florida’s electors to finance or refinance the cost of fixed capital outlay projects which may be payable solely from the funds derived directly from sources other than state tax revenues.  Debt levels in the state are moderate to high, reflecting the tremendous capital demands associated with rapid population growth.  This growth is expected to continue, but at a reduced rate.  As Florida continues to grow faster than the nation as a whole, the demand for both public and private services will increase, which may strain the service sectors capacity and impede the state’s budget balancing efforts.  Service industries continue to dominate the economy, with tourism playing a vital role.  Sales taxes are the largest source of general revenues.  Construction, manufacturing and agricultural employment are also sources of revenue as are personal income taxes.  Much of Florida’s revenue stream is dependent on the temperate climate of the state.  The revenue stream of the state is vulnerable to adverse weather conditions, such as hurricanes and tropical storms.

RISK FACTORS OF CONCENTRATING IN MASSACHUSETTS.  The credit quality of the Massachusetts Municipal Money-Market Fund is dependent on the financial strength of the Commonwealth of Massachusetts and its political subdivisions.  Massachusetts is a densely populated state with high income levels.  In spite of its wealth levels and diverse economy, the state has been losing jobs, which have put strains on the budget.  In addition, the debt of the commonwealth remains above average and is expected to remain so to fund liabilities related to, among others, its pension funds.

RISK FACTORS OF CONCENTRATING IN MICHIGAN.  The state’s dependence on manufacturing, particularly the manufacturing of automobiles and automobile parts, in the context of reduced market share for Michigan-based companies, has led to large job losses.  This has had a significant adverse impact on Michigan’s economy and upon the revenue of the state and its political subdivisions.  The decline in the Michigan economy had the effect of requiring the state to make adjustments in expenditures and to seek additional revenue sources.  Among other means of supporting expenditures for state programs, a reserve fund designed for times of economic decline has been substantially expended.  With general fund revenues expected to be stable or decline slightly during the coming year, future reductions in spending are needed to keep the fund balance positive.

RISK FACTORS OF CONCENTRATING IN NEW JERSEY.  Investors in the New Jersey Municipal Money-Market Fund should consider the special risks inherent in investing in New Jersey municipal obligations.  New Jersey is the most densely populated state with a diverse economic base that has benefited from growth in financial and information technology services.  New Jersey is also one of the country’s wealthiest states. New Jersey, as with a number of states, has struggled in recent years with tax receipts failing to meet projections.  Although the state has lost jobs in the manufacturing and information technology sectors, employment has increased in service providing sectors.  Budget deficits have been addressed using reserve drawdowns, securitization of tobacco settlement proceeds, and various tax increases.  The state is now required to balance future budgets and resolve budgetary imbalances with current or new revenues or expenditure reductions, and not with bond proceeds as was previously the case.

RISK FACTORS OF CONCENTRATING IN NEW YORK.  Investors in the New York Municipal Money-Market Fund should consider the special risks inherent in investing in New York municipal obligations, which result from the financial condition of New York State, certain of its public bodies and municipalities, and New York City.  For New York, the downturn was exacerbated by events of September 11, 2001.  The state has for many years imposed a very high state and local tax burden on residents relative to other states.  The burden of state and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, New York.  The economic and financial condition of the state also may be affected by various financial, social, economic and political factors.  For example, the securities industry is more central to New York’s economy than to the national economy; therefore any decline in stock market performance could adversely affect the state’s income and employment levels.  Higher energy prices, a weakening housing market, rising interest rates and lower corporate earnings have the potential to reduce state revenues.  Although the state has taken steps to address fiscal imbalances, the state is predicted to face persistent structural imbalance through 2011.

RISK FACTORS OF CONCENTRATING IN OHIO.  The credit quality of the Ohio Municipal Money-Market Fund will depend on the financial strength of the state of Ohio and its political subdivisions.  While Ohio has diversified from a manufacturing to a more balanced economy, the state remains largely dependent on the former.  As a result, general economic activity in Ohio, as in many other industrial states, tends to be more cyclical than in some other states and in the nation as a whole.  Agriculture also is an important segment of the Ohio economy, and the state has instituted several programs to provide financial assistance to farmers.  Although revenue obligations of the state or its political subdivisions may be payable from a specific source or project, and general obligation debt may be payable primarily from a specific tax, there can be no assurance that future economic difficulties and the resulting impact on state and local government finances will not adversely affect the market value of such Ohio municipal obligations in the Fund or the ability of the respective obligors to make timely payment of interest and principal on such obligations.

RISK FACTORS OF CONCENTRATING IN PENNSYLVANIA.  The credit quality of the Pennsylvania Municipal Money-Market Fund will depend on the financial strength of the Commonwealth of Pennsylvania and its political subdivisions.  The Commonwealth of Pennsylvania is one of the most populous states, ranking sixth in population.  The commonwealth, once dependent on the coal and steel industry, is now well diversified.  Major sources of growth in Pennsylvania are in the service sector, including medical, health services, education, and financial services.  Historically, Pennsylvania’s unemployment rate has been at or below that of the United States on average.  The commonwealth has made strides to close any budget gaps in revenue and has been able to add funds to the Budget Stabilization Reserve.  Commonwealth debt is below average.  A number of local governments in the commonwealth, including the states two largest cities, Philadelphia and Pittsburgh, have at times faced fiscal stress and were unable to address serious economic and societal problems within revenue constrains.

RISK FACTORS OF CONCENTRATING IN VIRGINIA.  The credit quality of the Virginia Municipal Money-Market Fund will depend on the financial strength of the Commonwealth of Virginia and its political subdivisions.  Virginia’s economy is largely divided between the northern part, which is thriving, and the southern part, where there is more dependence on manufacturing, which continues to decline.  Parts of the commonwealth continue to be dependent on tobacco, coal mining and textile industries, that have suffered downturns.  In addition, Virginia’s constitution limits the ability of the commonwealth to create debt and requires a balanced budget.  The commonwealth has maintained a high level of fiscal stability for many years due in large part to conservative financial operations and diverse sources of revenue.

RISK FACTORS OF CONCENTRATING IN MINNESOTA.  The credit quality of the Minnesota Municipal Money-Market Fund will depend on the financial strength of the state of Minnesota and its political subdivisions.  Minnesota’s economy is relatively diversified, but continues to rely on manufacturing and agriculture.  The debt burden of the state remains moderate, and Minnesota’s debt as a percent of personal income fell a couple of percent in recent years, largely as a result of increased personal income levels.  The state relies on income tax and retail sales tax for revenue which creates a fiscal system that is sensitive to economic conditions.

RISK FACTORS OF CONCENTRATING IN LOUISIANA.  Hurricane Katrina and Hurricane Rita have had a significant impact upon the Louisiana state economy and more directly upon the City of New Orleans and its surrounding areas.  In spite of the damage suffered, Louisiana enjoys a stable outlook on its bond rating due in large part to Gulf Opportunity Zone or “GO Zone” legislation, which provided tax-credit bonds to help New Orleans and other related public entities meet their debt service requirements.  Another favorable factor is the state’s institutionalized budget discipline which enables it to minimize potential deficits.  While federal legislation has provided much needed relief for the state’s municipalities, a large portion of the dollars that were allocated for the recovery has been slow to reach residents.  New Orleans’s population is estimated to be about half of its previous level, and the ability of the city to service its debt in the future depends heavily on repopulation and increasing property tax revenues.  On a long-term basis, the state will be challenged to rebuild its economy, as most of its key industries – including tourism, seafood production, oil and gas, and chemicals, suffered damage.  The extent and pace of the industries’ recovery is critical to the state’s economic success.  The price of oil remains an important economic factor and sustained high levels of energy prices should allow gas and oil severance royalties flowing to the state treasury to meet or exceed budget expectations.  While the hurricanes exacerbated the state’s slow economic and population growth, Louisiana’s revenue performance since Katrina and Rita has exceeded expectations.  By working to match expenses to revenues, building a rainy day fund, and implementing other debt reduction measures the state has improved its ability to identify and manage fiscal deficits.  Overall, Louisiana’s satisfactory revenue and budget performance over the past year is expected to continue during the current period of rebuilding in the Gulf region.  The recent increases in sales tax collections may not be permanent, either in terms of a new and sustaining base or in terms of expected growth rates.  Future projections are largely based on estimates of the pace of recovery, the continuation of certain spending by consumers and businesses, the return of the state’s population, and other factors that are difficult to predict.

RISK FACTORS OF CONCENTRATING IN ARIZONA.  Arizona’s economy relies principally on tourism, trade, manufacturing and construction.  The state is constitutionally prohibited from issuing general obligation bonds.  As a result, Arizona municipal bonds are issued by local jurisdictions (such as cities and school districts) or are tied to specific projects.  Arizona’s constitution also imposes limitations on the debt of local governments and school districts, which may affect the ability of the issuers to generate revenues to satisfy their debt obligations.  Arizona has exhibited job creation in recent years as employment grows and unemployment declines.  Arizona’s per capita personal income has generally been below the national average due to such factors as chronic poverty on the state’s Indian reservations, the state’s relatively high number of retirees and children, and the state’s below-average wage scale.  Arizona’s aggregate personal income nevertheless increased approximately 186% between 1990 and 2005.  In addition, retail sales are expected to have modest growth in 2008 compared to previous years.

Following years of rapid appreciation of residential home values, Arizona has recently faced a downturn in the housing market, which results in a risk of job loss for workers in this economic sector.  The downturn in the housing market could adversely affect the state’s overall economy.

PORTFOLIO TRANSACTIONS

PORTFOLIO TRANSACTION FEES.  Investment transactions by the Funds are normally principal transactions at net prices.  Therefore the Funds do not normally incur brokerage commissions.  Purchases of securities from underwriters involve a commission or concession paid by the issuer to the underwriter, and after-market transactions with dealers involve a spread between the bid and asked prices.  The Funds have not paid any brokerage commissions during the past three fiscal years.

The Adviser places all orders for the purchase and sale of each Fund’s investment securities, subject to the overall supervision of the officers and the Trustees of the Fund.  In the purchase and sale of investment securities, the Adviser will seek to obtain prompt and reliable execution of orders at favorable prices and yields.  In determining the best net results, the Adviser may take into account a dealer’s operational and financial capabilities, the type of transaction involved, the dealer’s general relationship with the Adviser, and any statistical, research or other services provided by the dealer to the Adviser.  To the extent such non-price factors are taken into account the execution price paid may be increased, but only in reasonable relation to the benefit of such non-price factors to a Fund as determined by the Adviser.  Dealers who execute investment securities transactions may also sell shares of a Fund.  However, any such sales will be neither a qualifying or disqualifying factor in the selection of dealers.

DISCLOSURE OF PORTFOLIO HOLDINGS. A complete schedule of holdings as of the end of the previous business day, if available, will be provided to you at no charge by calling 800-637-1700.  This information is available to any person or entity on request. The Funds’ Chief Investment Officer is responsible for authorizing the daily release of the portfolio holdings. A Fund may provide nonpublic portfolio holdings information to RMCI and its affiliates. RMCI may distribute or authorize the distribution of a Fund’s portfolio holdings that are not yet publicly available to RMCI’s employees and affiliates that provide services to the Fund and require this information to fulfill their contractual duties relating to the Fund. To address possible conflicts between the interests of Fund shareholders and those of the RMCI and its affiliates, no consideration may be received by a Fund, RMCI or its affiliates or any of their employees in connection with the disclosure of portfolio holdings information. In addition, persons approved to receive nonpublic portfolio holdings information will receive it only as often as necessary for the purpose for which it is provided. Each Trust, RMCI and Resrv have also adopted a Code of Ethics that prohibits revealing information relating to a Fund’s portfolio or activities except to the Trust, RMCI, RMC and Resrv, establishes guidelines and procedures to identify and prevent persons who may have knowledge of the Trust’s investments and investment intentions from breaching their fiduciary duties and deals with other situations that may pose a conflict of interest or a potential conflict of interest. The Code of Ethics does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers’ acceptances, bank certificates of deposit, commercial paper, high-quality short-term debt instruments including repurchase agreements, stock indices, shares of registered open-end investment companies (mutual funds)(other than Reportable Funds, as defined by the Code of Ethics) or exchange-traded funds, other than those organized as unit investment trusts. An Access Person, as defined by the Code of Ethics, may only engage in personal securities transactions in accordance with the procedures and guidelines established under the Policies And Procedures Concerning the Misuse of Material Non-Public Information (the “Insider Trading Policy”). The employees, affiliates and subsidiaries of the Trust, RMCI and Resrv must annually certify to compliance with the Code of Ethics and the Insider Trading Policy.

Any nonpublic portfolio holdings information made to entities other than RMCI and its affiliates will be reviewed by the Chief Compliance Officer (“CCO”) prior to any release of the portfolio holdings information. The CCO will approve the furnishing of nonpublic portfolio holdings information to a third party only if she/he considers the furnishing of such information to be in the best interests of a Fund and its shareholders. There are no ongoing arrangements with third parties to make available information about a Fund’s portfolio holdings that is not publicly available.

Each Fund does not expect to disclose information about the Fund’s portfolio holdings that is not publicly available to individual and institutional investors, to intermediaries that distribute the Fund’s shares or to any other third party. A Fund may provide nonpublic portfolio holdings information to publications that rate, rank or otherwise categorize investment companies. The Board receives and reviews quarterly reports on the operation and effectiveness of the portfolio holdings policy.

SECURITY ALLOCATION.  When orders to purchase or sell the same security on identical terms are simultaneously placed for a Fund and other investment companies managed by the Adviser, the transactions are allocated as to amount in accordance with the amount of the order placed for each fund.  The Adviser may not always be able to purchase or sell a security on identical terms for all funds affected.

MANAGEMENT OF THE TRUSTS

The Board is responsible for the management and supervision of each Fund.  The Trustees approve all material agreements between the Funds and the Funds’ service providers.

The Board has an Audit Committee, a Nominating Committee and a Valuation Committee.  The Audit Committee consists of three (3) of the Trustees who are not “interested persons” of the Funds as defined in the Investment Company Act (the “Independent Trustees”).  The Audit Committee reviews each Fund’s compliance procedures and practices, oversees its accounting and financial reporting policies and practices, and oversees the quality and objectivity of its financial statements and the independent audit thereof.  The Audit Committee is comprised of Messrs. Montgoris and Artinian and Ms. Albicocco. Mr. Montgoris and Ms. Albicocco have been determined to meet the qualifications of an audit committee financial expert.  The Nominating Committee is comprised of Messrs. Montgoris and Ehlert and evaluates the qualifications of candidates and nominates individuals to serve as Independent Trustees when required.  While the Nominating Committee is solely responsible for the selection and nomination of the Independent Trustees, it may consider nominations for the office of Trustee made by Fund shareholders or by management in the same manner as it deems appropriate.  Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Funds, include all appropriate biographical information and set forth the qualifications of the proposed nominee.  The Secretary of the Funds will forward all nominations received to the Nominating Committee.  The Valuation Committee, which is comprised of at least two Trustees at all times, one of whom must be an Independent Trustee, oversees the Funds’ valuation procedures.  The Audit Committee met five (5) times, the Nominating Committee and the Valuation Committee did not meet during the fiscal year ended May 31, 2008.  The Valuation Committee is comprised of Messrs. Bent and Ehlert.

BIOGRAPHICAL INFORMATION.  Biographical information relating to the Independent Trustees, the Officers of the Fund and the Trustees who are “interested persons” of the Fund, as defined in the Investment Company Act (the “interested Trustee”), is set forth below.  The Trustees and the Officers of the Fund oversee five registered investment companies, with 23 portfolios, in The Reserve fund family.

Name, Address, Age	Positions With the Funds	Term of Office** and Length of Service	Principal Occupations during the Last Five Years and Other Directorships

Interested Trustee

Bruce R. Bent†*# Age: 71 The Reserve 1250 Broadway New York, NY 10001	Chairman, President, Treasurer and Trustee	Trustee since inception Chairman since 2000

President of Reserve Management Company, Inc. (“RMCI”), Chairman of Reserve Management Corporation (“RMC”) and Chairman of Resrv Partners, Inc. (“Resrv”) since 2000; Chairman and Director of Reserve International Liquidity Fund Ltd. since 1990. Co-founder of The Reserve Fund in 1970; officer thereof since 1970.

Independent Trustees

Edwin Ehlert, Jr. Age: 77 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Retired. President of Premier Resources, Inc. (meeting management firm) since 1987; Trustee of other Reserve funds.

William E. Viklund Age: 68 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee since April 17, 2007	Retired since 1996; Trustee of other Reserve funds.

William J. Montgoris Age: 61 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007

Retired since 1999; Director of Stage Stores, Inc. (retailing) since 2004; Director of OfficeMax Inc. (consumer goods/office supplies) since 2007; Director of Carters, Inc. (consumer goods/apparel) since 2007; Trustee of other Reserve funds.

Frank J. Stalzer Age: 51 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	President of Astrex Electronics since 2006; Vice President and GM of Arrow/Zeus from 2004 to 2005; Vice President of Marketing of Arrow/Zeus from 2002 to 2004; Trustee of other Reserve funds.

Ronald J. Artinian Age: 60 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Private investor since 1998; Director of First Real Estate Investment Trust of New Jersey since 1992; Director of NYMagic, Inc. (insurance) since 2008; Trustee of other Reserve funds.

Santa Albicocco Age: 58 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007	Board Member of the New York State Banking Board from 1998 to 2004; Department County Executive for Finance - County of Nassau, NY; Trustee of other Reserve funds.

Stephen P. Zieniewicz Age: 49 The Reserve 1250 Broadway New York, NY 10001	Trustee	Trustee Since April 17, 2007

Executive Director - University of Washington Medical Center since 2007; Chief Operating Officer - Saint Louis University Hospital from 2004 to 2007; Vice President Support Services - South Nassau Communities Hospital from 2001 to 2004; Trustee of other Reserve funds.

Officers Who Are Not Trustees

Bruce R. Bent II†# Age: 42 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer	Senior Vice President and Assistant Secretary since 2000, Co-Chief Executive Officer since 2005.

Senior Vice President, Secretary and Assistant Treasurer of RMCI, Senior Vice President, Secretary and Assistant Treasurer of RMC, and Secretary, Assistant Treasurer and Director of Resrv since 2000; Former Trustee of Trusts in The Reserve fund complex.

Arthur T. Bent III†# Age: 40 The Reserve 1250 Broadway New York, NY 10001	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary	Assistant Treasurer since 2000, Co-Chief Executive Officer and Senior Vice President since 2005.

Chief Operating Officer, Treasurer, Senior Vice President and Assistant Secretary of RMCI, President, Treasurer and Assistant Secretary of RMC, and Treasurer, Assistant Secretary and Director of Resrv since 2000.

Patrick J. Farrell Age: 49 The Reserve 1250 Broadway New York, NY 10001	Chief Financial Officer	Chief Financial Officer since 2006.

Chief Financial Officer of RMCI and its affiliates since 2006; Chief Financial Officer, Treasurer and Assistant Secretary of the MainStay Funds, Eclipse Funds, and MainStay VP Funds; Principal Financial Officer – McMorgan Funds; Managing Director New York Life Investment Management from 2001 to 2005.

Christina Massaro Age: 41 The Reserve 1250 Broadway New York, NY 10001	Chief Compliance Officer	Chief Compliance Officer since 2005

Chief Compliance Officer of the Fund, RMCI and Resrv since 2005; Anti-Money Laundering Compliance Officer of RMCI and Resrv since 2006; Chief Compliance Officer from 2001 to 2005 and Anti-Money Laundering Compliance Officer from 2002 to 2005 of Maxcor Financial Inc. and Maxcor Financial Asset Management.

Catherine Crowley Age : 54 The Reserve 1250 Broadway New York, NY 10001	Secretary	Secretary since 2007.	General Counsel, RMCI since 2007; Senior Vice President, Secretary-RMC since 2007; Senior Vice President, Associate General Counsel-J.P. Morgan Chase, October 1986-April 2004.

*  Mr. Bruce Bent is an “interested person” of the Fund as defined in Section 2(a) (19) of the Investment Company Act, due to his positions with RMC, RMCI and Resrv.

**  Each Trustee shall hold office until he/she resigns, is removed or until his successor is duly elected and qualified. A Trustee shall retire upon attaining the age of seventy-five (75) years, unless extended by a vote of the Independent Trustees. Trustees need not be shareholders. Officers hold their positions with the Trust until a successor has been duly elected and qualified.

†  Mr. Bruce R. Bent, Mr. Bruce R. Bent II and Mr. Arthur T. Bent III also serve as officers to an unregistered fund advised by the Adviser.

# Mr. Bruce R. Bent is the father of Mr. Bruce R. Bent II and Mr. Arthur T. Bent III.

TRUSTEE SHARE OWNERSHIP.  As of December 31, 2007, the Trustees’ beneficial ownership of the equity securities of the Funds in the Reserve and Hallmark fund complex overseen by each Trustee (the “Supervised Funds”) are indicated below:

Aggregate Dollar Range of Equity Securities in:

Name	Interstate Tax- Exempt Fund	California Municipal Money-Market Fund	Connecticut Municipal Money-Market Fund	Florida Municipal Money-Market Fund	Massachusetts Municipal Money-Market Fund	Michigan Municipal Money-Market Fund	New Jersey Municipal Money-Market Fund
Interested Trustees:
Bruce R. Bent	None	None	None	None	None	None	None
Independent Trustees:
William E. Viklund	None	None	None	None	None	None	None
Edwin Ehlert, Jr.	None	None	None	None	None	None	None
William J. Montgoris	None	None	None	None	None	None	None
Joseph D. Donnelly*	None	None	None	None	None	None	None
Ronald J. Artinian	None	None	None	None	None	None	None
Santa Albicocco	None	None	None	None	None	None	None
Stephen P. Zieniewicz	None	None	None	None	None	None	None

Aggregate Dollar Range of Equity Securities in:

Name	Ohio Municipal Money- Market Fund	Pennsylvania Municipal Money- Market Fund	Virginia Municipal Money- Market Fund	New York Municipal Money- Market Fund	Arizona Municipal Money- Market Fund	Louisiana Municipal Money- Market Fund	Minnesota Municipal Money- Market Fund	Aggregate Dollar Range of Equity Securities in All Supervised Funds
Interested Trustees:
Bruce R. Bent	None	None	None	None	None	None	None	Over $100,000
Independent Trustees:
William E. Viklund	None	None	None	$50,001-$100,000	None	None	None	$50,001-$100,000
Edwin Ehlert, Jr.	None	None	None	None	None	None	None	Over $100,000
William J. Montgoris	None	None	None	None	None	None	None	$50,001-$100,000
Joseph D. Donnelly*	None	None	None	None	None	None	None	$10,001-$50,000
Ronald J. Artinian	None	None	None	$10,001-$50,000	None	None	None	$10,001-$50,000
Santa Albicocco	None	None	None	None	None	None	None	$10,001-$50,000
Stephen P. Zieniewicz	None	None	None	None	None	None	None	$10,001-$50,000
Frank Stalzer	None	None	None	None	None	None	None	$50,001-$100,000

*Resigned as of June 12, 2008.

As of October 1, 2008, neither the Independent Trustees nor any of their immediate family members owned beneficially or of record any securities of the Adviser, Resrv or an entity controlling, controlled by or under common control with the Adviser or the Distributor.

TRUSTEE COMPENSATION.  The Independent Trustees are paid a fee of $3,500 for each Board meeting that they attend in person, a fee of $1,000 for each joint telephonic meeting that they participate in, an annual fee of $40,000 for service to all of the trusts in The Reserve fund complex, and reimbursement for any out-of-pocket expenses of attending meetings.  These fees and expenses are allocated among the funds in the Reserve fund complex on the basis of each fund’s relative net assets.  The Trustees do not receive any pension or retirement benefits.  The Audit Committee members receive an annual committee fee of $2,000 and a fee of $1,000 for each telephonic meeting of the Audit Committee that they participate in that is held separately from a Board meeting.  Mr. Montgoris and Ms. Albicocco receive an annual fee of $25,000 for their services as audit committee financial experts for the trusts for which they serve as such.

For the fiscal year ended May 31, 2008, the Trustees received the following compensation from the Funds and Supervised Funds.  Mr. Bruce Bent does not receive compensation from the Funds or the Fund Complex.

Name*	Interstate Tax- Exempt Fund	California Municipal Money-Market Fund	Connecticut Municipal Money-Market Fund	Florida Municipal Money-Market Fund	Massachusetts Municipal Money-Market Fund	Michigan Municipal Money-Market Fund	New Jersey Municipal Money-Market Fund
Interested Trustees:
Bruce R. Bent	$0	$0	$0	$0	$0	$0	$0

Independent Trustees:
William E. Viklund	$1,089	$104	$44	$73	$28	$25	$87
Edwin Ehlert, Jr.	$1,130	$107	$46	$75	$29	$26	$90
William J. Montgoris	$1,654	$157	$67	$111	$42	$39	$132
Joseph D. Donnelly**	$1,089	$104	$44	$73	$28	$25	$87
Frank Stalzer	$1,039	$99	$42	$69	$26	$24	$83
Ronald J. Artinian	$1,150	$109	$46	$77	$29	$26	$92
Santa Albicocco	$1,528	$145	$62	$102	$39	$35	$122
Stephen P. Zieniewicz	$1,106	$105	$45	$74	$28	$25	$89

Name*	Ohio Municipal Money- Market Fund	Pennsylvania Municipal Money- Market Fund	Virginia Municipal Money- Market Fund	New York Municipal Money- Market Fund	Arizona Municipal Money- Market Fund	Louisiana Municipal Money-Market Fund	Minnesota Municipal Money-Market Fund	Compensation from all Reserve Funds*
Interested Trustees:
Bruce R. Bent	$0	$0	$0	$0	$0	$0	$0	$0
Independent Trustees:
William E. Viklund	$19	$62	$31	$230	$1	$3	$5	$54,000
Edwin Ehlert, Jr.	$20	$64	$33	$239	$1	$3	$5	$56,000
William J. Montgoris	$29	$94	$48	$350	$1	$5	$8	$82,000
Joseph D. Donnelly**	$19	$62	$31	$230	$1	$3	$5	$54,000
Frank Stalzer	$18	$58	$30	$220	$1	$3	$5	$51,500
Ronald J. Artinian	$20	$65	$33	$243	$1	$3	$6	$57,000
Santa Albicocco	$27	$86	$44	$323	$1	$5	$7	$75,750
Stephen P. Zieniewicz	$19	$63	$32	$234	$1	$3	$5	$54,833

*                 Each Trustee serves on the Board of five registered investment companies, which encompass a total of 23 funds.

** Resigned as of June 12, 2008.

As of October 1, 2008, the Trustees and Officers, in the aggregate, owned less than 1% of any class of any Fund.

Under the Declaration of Trust, the Trustees and officers are entitled to be indemnified by a Trust to the fullest extent permitted by law against all liabilities and expenses reasonably incurred by them in connection with any claim, suit or judgment or other liability or obligation of any kind in which they become involved by virtue of their service as a Trustee or officer of the Trust.  Neither Mr. Bent nor the Officers (other than the CCO) of the Funds receive any compensation from the Trust or the Funds.

PRINCIPAL SHAREHOLDERS.  As of October 1, 2008, the following persons or entities owned of record, or were known to own beneficially, 5% or more of any class of the outstanding shares of a Fund:

Fund	Name and Address of Beneficial Owners	Class	Percentage
Arizona Municipal Money-Market Fund	ROBERT M JORGENSON TRUST	Class R	5.39
	SUN CITY WEST AZ 85375-4644
	RMCI	Class R	94.60
	1250 BROADWAY
	NEW YORK NY 10001
California Municipal Money-Market Fund	GLEN DERONDE	Class R	5.14
	VACAVILLE CA 95688-2059
	DANIEL HORWITZ	Class R	13.43
	DANIEL HORWITZ AND PHYLLIS
	LEE HORWITZ TTEE FBO THE D.
	HORWITZ FAMILY TRUST DTD *
	S. F. MAYESH FOUNDATION	Class R	7.56
	128 N ORANGE DR
	LOS ANGELES CA 90036-3015
	ALVIN S MORROW	Class R	6.61
	SAN JUAN CAPO CA 92675
	AMERITRADE INC	Class R	10.55
	TD AMERITRADE INC FOR THE
	PO BOX 2226
	OMAHA NE 68103-2226
	PERSHING LLC AS AGENT FOR ITS CUSTOMERS	Class R	32.30
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399
	AMERITRADE INC	Class R	57.42
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226
Florida Municipal Money-Market Fund	AMERITRADE INC	Class R	80.26
	TD AMERITRADE INC FOR THE
	EXCLUSIVE BENEFIT OF OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226
Interstate Tax-Exempt Fund	VITAL-SIGNS INC.	Class Institutional	99.52
	ATTN: MARK D MISHLER CFO
	20 CAMPUS ROAD
	TOTOWA NJ
	HEMPHILL CONSTRUCTION SAVINGS	Class R	23.26
	P O BOX 879
	FLORENCE MS 39073-0879
	PERSHING LLC AS AGENT FOR ITS CUSTOMERS	Class R	11.38
	ATTN: CASH MANAGEMENT SERVICES
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399
	AMERITRADE INC	Class Treasurer’s	89.55
	TD AMERITRADE INC FOR THE	Trust
	EXCLUSIVE BENEFIT OF OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226
	FIRST VICTORIA NATIONAL BANK	Investor Class I	99.58
	101 S. MAIN STREET
	VICTORIA TX 77901-1338
	TOWER BANK & TRUST COMPANY	Investor Class II	96.54
	116 EAST BERRY STREET
	FORT WAYNE IN 46802
	LASALLE BANK NATIONAL ASSOCIATION	Liquidity Class I	100.00
	AS CUSTODIAN FOR CASH OMNIBUS
	ATTN: ANTOINETTE NEAL
	181 W. MADISON ST. SUITE 4010
	CHICAGO IL 60602
	RESERVE MANAGEMENT CORPORATION	Liquidity Class II	100.00
	1250 BROADWAY
	NEW YORK NY 10001
	E E HOOD JR	Liquidity Class III	6.75
	BANNER ELK NC 28604
	BARBARA HURLBERT CANTWELL	Liquidity Class III	6.94
	GREENWICH CT 06831
	AMERITRADE INC	Liquidity Class III	44.07
	TD AMERITRADE INC FOR THE
	EXCLUSIVE BENEFIT OF OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226
	ENERGY HOLDINGS LLC	Liquidity Class III	41.48
	DC ENERGY HOLDINGS LLC
	8065 LEESBURG PIKE APT 5FL
	VIENNA VA 22182-2738
	COPPERMARK BANK	Liquidity Class V	5.89
	3333 NORTHWEST EXPRESSWAY
	OKLAHOMA CITY OK 73112
	PERSHING LLC AS AGENT FOR ITS CUSTOMERS	Liquidity Class V	87.92
	ATTN: CASH MANAGEMENT SERVICES
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399
Louisiana Municipal Money-Market Fund	RESERVE MANAGEMENT CORP.	Class R	8.46
	1250 BROADWAY
	NEW YORK NY 10001-3701
	AMERITRADE INC	Class R	91.52
	TD AMERITRADE INC FOR THE
	EXCLUSIVE BENEFIT OF OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226
Massachusetts Municipal Money-Market Fund	AMERITRADE INC	Class R	90.42
	TD AMERITRADE INC FOR THE
	EXCLUSIVE BENEFIT OF OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226
	AMERITRADE INC	Class Treasurer’s	99.60
	TD AMERITRADE INC FOR THE	Trust
	EXCLUSIVE BENEFIT OF OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226
Michigan Municipal Money-Market Fund	AMERITRADE INC	Class R	98.73
	TD AMERITRADE INC FOR THE
	EXCLUSIVE BENEFIT OF OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226
	AMERITRADE INC	Class R	97.84
	TD AMERITRADE INC FOR THE
	EXCLUSIVE BENEFIT OF OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226
New Jersey Municipal Money-Market Fund	AMERITRADE INC	Class R	62.20
	TD AMERITRADE INC FOR THE
	EXCLUSIVE BENEFIT OF OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226
New York Municipal Money-Market Fund	DAVID LERNER	Class R	34.03
	P.O. BOX 9006
	RICHARD FRANK	Class R	6.33
	NEW YORK NY 10022-1304
	RESERVE MANAGEMENT CORPORATION	Class Treasurer’s	99.96
	1250 BROADWAY 32ND FLR	Trust
	NEW YORK NY 10001
Ohio Municipal Money-Market Fund	MILTON F NATHAN	Class R	6.53
	DAYTON OH 45429-1329
	SUSAN L KATZ	Class R	9.57
	DAYTON OH 45429-2070
	AMERITRADE INC	Class R	68.45
	TD AMERITRADE INC FOR THE
	EXCLUSIVE BENEFIT OF OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226

Pennsylvania Municipal Money-Market Fund	AMERITRADE INC	Class R	82.65
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226
	S EUGENE COBEN UNIFIED CREDIT	Class R	9.25
	2401 PENNSYLVANIA AVE UN#11B33
Virginia Municipal Money-Market Fund	AMERITRADE INC	Class R	73.29
	TD AMERITRADE INC FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS
	PO BOX 2226
	OMAHA NE 68103-2226
	PERSHING LLC AS AGENT FOR ITS CUSTOMERS	Class R	19.88
	ATTN: CASH MANAGEMENT SERVICES
	1 PERSHING PLAZA
	JERSEY CITY NJ 07399

Any shareholder beneficially owning more than 25% of a Fund’s outstanding shares, either directly or indirectly may be considered a controlling person of the Fund.  That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting than votes from other shareholders.

CODE OF ETHICS.  The Trusts, the Adviser and Resrv have adopted a Code of Ethics, respectively, conforming to the requirements of the Investment Company Act.  The purpose of the Code of Ethics is to establish guidelines and procedures to identify and prevent persons who may have knowledge of the Trusts’ investments and investment intentions from breaching their fiduciary duties and to deal with other situations that may pose a conflict of interest or a potential conflict of interest.  Additionally, federal securities laws require advisers and others to adopt policies and procedures to identify and prevent the misuse of material, non-public information.  Therefore, the Trusts and the Adviser have developed and adopted an Insider Trading Policy that applies to all employees, affiliates and subsidiaries.  Under the Code of Ethics, an Access Person may only engage in personal securities transactions in accordance with the procedures and guidelines established.  The Code of Ethics does not cover transactions in debt securities issued by the U.S. government or its agencies or instrumentalities, bankers’ acceptances, bank certificates of deposit, commercial paper, high quality short-term debt instruments including repurchase agreements, stock indices, shares of registered open-end investment companies (mutual funds) (other than Reportable Funds, as defined by the Code of Ethics) or exchange traded funds, other than those organized as unit investment trusts.

PROXY VOTING.  The Trustees have delegated proxy voting authority in respect to the Funds’ portfolio securities to RMCI.  In accordance with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, RMCI has adopted and implemented the proxy voting policy and procedures set forth in Appendix B to this SAI with respect to the Trusts.  RMCI believes that the policy and procedures ensure that proxies are voted in the best interests of the Funds, in accordance with its fiduciary duties and applicable rules and regulations.

RMCI’s proxy voting policies and procedures are available upon request.  Please contact The Reserve, 1250 Broadway, New York, NY 10001-3701, Attn: Client Services or call 800-637-1700 to request a copy.  This information is also available at the SEC’s website at http://www.sec.gov.

INVESTMENT MANAGEMENT ARRANGEMENTS

RMCI, located at 1250 Broadway, New York, NY 10001-3701, serves as the investment adviser to the Trusts.  Bruce R. Bent, Bruce R. Bent II and Arthur T. Bent III are each considered a “controlling person” of RMCI based on their direct and indirect securities ownership.

INVESTMENT MANAGEMENT AGREEMENT.  The Trusts, on behalf of each of the Funds, have entered into Investment Management Agreements with the Adviser (each a “Management Agreement”) which provide for a comprehensive management fee structure.  Under each Management Agreement, RMCI manages the respective Fund’s investments in accordance with its investment objective and policies, subject to the overall supervision of the Trustees.

Under the terms of each Management Agreement, RMCI is paid a comprehensive management fee (the “Management Fee”), which includes the advisory fee (0.08% of each class’s average daily net assets), all administrative and customary operating expenses of the Funds, as well as shareholder liaison services (such as responding to inquiries and providing information on investments), record keeping charges, accounting expenses, transfer agent costs, and the expenses of preparing, printing and mailing shareholder reports and prospectuses.  Excluded from the definition of operating and other expenses are interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust’s distribution plans under Rule 12b-1 under the Investment Company Act, the compensation of the chief compliance officer and related expenses, and the fees and expenses of the Independent Trustees, including the fees of independent counsel of the Independent Trustees.

The Management Fee is paid a fee, calculated and paid daily based on the average daily net assets of the share classes, at the following annual rates:

Class R	Investor Class III	Investor Class II	Investor Class I	Class Treasurer’s Trust	Liquidity Class V	Liquidity Class IV	Liquidity Class III	Liquidity Class II	Liquidity Class I	Class Institutional
0.81%	0.76%	0.56%	0.51%	0.61%	0.46%	0.36%	0.26%	0.21%	0.16%	0.13%

The Management Agreements are in effect for an initial two-year period and thereafter renewed annually if approved by (i) either a majority of the Board of the Trust or the vote of a majority of the outstanding voting securities of the applicable Fund and (ii) by a separate vote of a majority of the Independent Trustees.  Each Management Agreement may be terminated without penalty upon sixty (60) days’ written notice by RMCI or by a vote of the Trustees or of a majority of the outstanding voting shares of a Fund.

From time to time, RMCI may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund that would have the effect of lowering the Fund’s expense ratio and increasing yield to investors at the time such amounts are assumed or waived, as the case may be.  RMCI may also make such advertising and promotional expenditures and other payments to financial intermediaries, using its own resources, as it from time to time deems appropriate.  RMCI received the following aggregate management fees, and waived fees in the amounts shown, for each Fund for the fiscal years indicated:

INTERSTATE TAX-EXEMPT FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$3,222,810	$21,610
2007	$3,810,063	$118,412
2008	$3,893,295	$315,797

CALIFORNIA MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$910,632	$2,309
2007	$1,119,500	$4,304
2008	$878,831	$90,298

CONNECTICUT MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$206,005	$2,554
2007	$253,871	$14,896
2008	$328,900	$77,191

FLORIDA MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$400,830	$849
2007	$450,701	$7,165
2008	$499,060	$45,162

MASSACHUSETTS MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$173,812	$0
2007	$208,813	$2,905
2008	$232,064	$32,358

MICHIGAN MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$120,029	$2,397
2007	$108,703	$3,259
2008	$211,490	$24,976

NEW JERSEY MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$411,808	$3,450
2007	$482,418	$12,355
2008	$644,484	$99,801

OHIO MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$153,980	$561
2007	$139,441	$2,757
2008	$171,645	$20,172

PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$350,550	$4,474
2007	$471,216	$8,573
2008	$506,046	$39,220

VIRGINIA MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$130,241	$15,641
2007	$180,265	$8,943
2008	$227,257	$32,662

NEW YORK MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$1,436,851	$1,959
2007	$1,580,416	$10,159
2008	$1,669,015	$82,382

ARIZONA MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$140	$13
2007	$13,562	$1,079
2008	$9,170	$4,477

LOUISIANA MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$6,552	$3,866
2007	$33,010	$1,312
2008	$22,708	$7,158

MINNESOTA MUNICIPAL MONEY-MARKET FUND

Year Ended May 31,	Management Fee	Fee Waiver
2006	$18,544	$1,614
2007	$41,952	$13,955
2008	$74,932	$18,147

DISTRIBUTION ARRANGEMENTS

DISTRIBUTION PLANS.  The Trusts have adopted distribution plans under Rule 12b-1 of the Investment Company Act (each a “Distribution Plan” and together, the “Distribution Plans”) with respect to Class R, Investor Class I, Investor Class II and Investor Class III shares of the Interstate Fund, Class R and Investor Class II of the Arizona Municipal Money-Market Fund and the Class R shares of the remaining State Funds.  Under its respective Distribution Plan, effective July 16, 2007, each Fund pays distribution (12b-1) fees on the average daily net assets of those classes at the rate of 0.25%, regardless of the amount of distribution expenses incurred.  Prior to July 16, 2007, distribution fees were paid on average daily net assets of those classes at the rate of 0.20%.

DISTRIBUTION AGREEMENT.  Each Trust, on behalf of the Funds, has entered into a distribution agreement with Resrv, an affiliate of RMCI (each a “Distribution Agreement” and together the “Distribution Agreements”) for the distribution of each Fund’s shares.  The Trusts have authorized the Distributor, in connection with their sale of Fund shares, to give only such information and to make only such statements and representations as are contained in the Prospectus.  Sales may be made only by Prospectus.  Resrv, located at 1250 Broadway, New York, NY 10001-3701, acts as the “principal underwriter” for the Funds and as such arranges for the continuous offering of shares of Class R, Investor Class III, Investor Class II and Investor Class I of the Interstate Fund, Class R and Investor Class II of the Arizona Municipal Money-Market Fund and Class R shares of each remaining State Fund.  The Distributor has the right to enter into selected dealer agreements with Intermediaries of its choice for the sale of Fund shares.  Resrv’s principal business is the distribution of mutual fund shares.

Resrv uses distribution (12b-1) fees to pay brokers, financial institutions and other financial intermediaries (“Intermediaries”) for services to the Funds’ shareholder accounts for Class R, Investor Class III, Investor Class II and Investor Class I shares of the Interstate Fund, Class R and Investor Class II of the Arizona Municipal Money-Market Fund and Class R Shares of each of the remaining State Funds, (“distributed accounts”) at an annual rate of 0.25% of the average daily net assets of the distributed accounts serviced by such Intermediary.  Such services may include, but are not limited to, the establishment of shareholder accounts, delivering prospectuses to prospective investors and processing automatic investments in Fund shares from the Intermediary’s client accounts.  Substantially all such payments are paid to Intermediaries for distribution and shareholder liaison services.

A Fund may use a portion of the distribution payments to pay for sales materials or other promotional activities directly.  The Trust’s Chief Financial Officer or Treasurer reports the amounts and uses of distribution payments to the Board quarterly and in connection with the Trustees’ annual consideration of the renewal of the Distribution Plans and related agreements.  The Trustees have determined that there is a reasonable likelihood that the Distribution Plans will benefit each Fund and its shareholders. Each Fund paid the following fees under its respective Distribution Plan for the periods indicated:

Year Ended May 31,	Interstate	California	Connecticut
2006	$566,773	$227,490	$51,592
2007	$643,018	$279,875	$63,468
2008	$696,863	$252,146	$96,052

Year Ended May 31,	Florida	Massachusetts	Michigan
2006	$99,989	$43,548	$30,013
2007	$112,675	$52,203	$27,175
2008	$145,564	$67,978	$62,635

Year Ended May 31,	New Jersey	Ohio	Pennsylvania
2006	$102,867	$38,565	$87,774
2007	$120,604	$34,859	$117,804
2008	$187,895	$50,382	$148,881

Year Ended May 31,	Virginia	New York	Arizona	Louisiana	Minnesota
2006	$32,553	$359,213	$35	$1,638	$4,639
2007	$45,067	$395,097	$3,390	$8,253	$10,488
2008	$66,701	$484,847	$2,583	$6,522	$22,281

Substantially all of such amounts were paid to Intermediaries for providing shareholder and distribution services in regard to the distributed accounts of the respective Fund.  As of May 31, 2008, for the period since the inception of each Distribution Plan, the distribution expenses have equaled or exceeded the distribution revenues paid under the distribution plan for each of the Funds.

In addition to the amounts paid under the Distribution Agreements and the Distribution Plans, RMCI may, at its discretion, pay an Intermediary amounts from its own resources, including amounts paid to it under Management Agreements.  The rate of any additional amounts that may be paid will be based on the analysis by RMCI of the contribution that the intermediary makes to a Fund by increasing assets under management and reducing expense ratios, the costs that the Fund might bear if such services were provided directly by the Fund or by another entity, and the possibility of assets being withdrawn from a Fund with a corresponding increase in the Fund’s expense ratio.  The amounts paid, which can vary by Intermediary, can be used by the intermediary to offset its costs associated with account maintenance support, statement preparation, and transaction processing and other shareholder support services.  Amounts paid by RMCI to intermediaries, which vary by class of shares, represent a substantial portion of the amount received by RMCI under the Management Agreements.  In addition to amounts paid under Distribution Plans or by RMCI, an intermediary may charge a fee for its services directly to its clients.  To the extent intermediaries sell more shares of a Fund or retain shares of a Fund in their clients’ accounts, RMCI and its affiliates benefit from the incremental management and other fees paid to RMCI and its affiliates by a Fund with respect to those assets.

APPROVAL OF DISTRIBUTION ARRANGEMENTS.  Each Distribution Plan and each Distribution Agreement may be renewed from year to year, if approved by the Trustees and by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such renewal.  All material amendments to the Distribution Plan or the Distribution Agreement must be approved by a vote of the Trustees and of the Independent Trustees, cast in person at a meeting called for the purpose of such vote.  The Distribution Plan or Distribution Agreement may not be amended to increase materially the amount to be spent for distribution without shareholder approval.  Each Distribution Plan and Distribution Agreement may be terminated at any time by a vote of the majority of the outstanding voting securities of the respective Fund or the relevant class if the termination related to a particular class of shares of the Fund, or by a vote of the Independent Trustees.  Each Distribution Agreement will terminate automatically in the event of its assignment.

OTHER SERVICE PROVIDERS

TRANSFER AGENT.  Each Trust acts as its own transfer and dividend-paying agent.

CUSTODIAN.  State Street Bank & Trust Company, 2 Avenue De Lafayette, Boston, MA 02111, is the custodian of the assets of each Fund (the “Custodian”) pursuant to an custodian agreement with each Trust on behalf of each Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.  The Audit Committee has selected KPMG LLP, 345 Park Avenue, New York, NY 10154, as each Trust’s independent registered public accounting firm.  The Funds’ financial statements for the fiscal year ended May 31, 2008, have been audited by KPMG LLP, and are included herein.

HOW TO BUY AND SELL SHARES

Information relating to the calculation of net asset value and to the purchase and redemption of shares of each Fund is located in the Prospectus.

SHAREHOLDER SERVICES

In addition to the account services described in the Prospectus, the following services are available to investors in Investor Class I, Investor Class II, Investor Class III and Class R of the Interstate Tax-Exempt Fund, the Class Treasurer’s Trust, Investor Class II and Class R of the Arizona Municipal Money-Market Fund, Class R of the Florida Municipal Money-Market Fund and in the Class Treasurer’s Trust and Class R shares of the remaining State Funds.

RESERVE CASH PERFORMANCE ACCOUNTS.  The Reserve Cash Performance Account (“CPA”) and the Reserve Cash Performance Account Plus (“CPA Plus”) provide a comprehensive package of additional services to investors.  You will need to complete the application or a signature card (for existing accounts) and certain other documentation, in order to use these services.  These packages provide a checking arrangement whereby you can write checks in any amount against your account.  Redemptions by check lengthen the time your money earns dividends, since redemptions are not made until the check is processed by the Funds.  Because of this, you cannot write a check to completely liquidate your account, nor may a check be presented for certification or immediate payment.  Your checks will be returned and a fee charged if they are postdated, contain an irregularity in the signature, amount or otherwise, or are written against accounts with insufficient or uncollected funds.  All transaction activity, including check redemptions, will be reported on your account statement.  Checking may not be available to clients of some Intermediaries.

A VISA Check Card is also available with these packages.  There is a $10.00 annual fee for the VISA Check Card to CPA investors.  There is no additional fee for CPA Plus investors.  The VISA Check Card functions exactly as a conventional VISA credit card does, except that the cardholder’s account is automatically charged for all purchases and cash advances, thus eliminating monthly billing and finance charges.  You may also use your VISA Check Card to get cash at ATMs.

Investors have a choice of receiving a cash rebate, currently 1%, on all VISA purchases, which is credited to their account, or, for an additional $35, participating in the Reserve Airline Rewards Program.  As with the checking facility, VISA charges are paid by liquidating shares in your account, but any charges that exceed the balance at the time they are presented will be rejected.  VISA Check Card issuance is subject to credit approval.  The Trust, VISA or the bank may reject any application for checks or debit cards and may terminate an account at any time.  Conditions for obtaining a VISA Check Card may be altered or waived by the Funds either generally or in specific instances.  The checks and VISA Check Card are intended to provide investors with easy access to their account balances.

Participants should refer to the VISA Account Shareholder Agreement for complete information regarding responsibilities and liabilities with respect to the VISA Check Card.  If a card is lost or stolen, the cardholder should report the loss immediately by telephoning the issuing bank, currently JPMorganChase at 800-VISA-911 or 800-847-2911, which can be reached 24 hours a day, seven (7) days a week or telephoning the Fund at 800-637-1700 or 212-401-5500 on Monday through Friday, 8:30 AM to 6:00 PM, Eastern Time.

For more information regarding features of the CPA and CPA Plus packages, as well as the Terms & Conditions of the Reserve Airline Rewards Program, please call the Funds at 800-637-1700.  The Funds will charge nonrefundable annual CPA Plus service fee, currently $60, which may be charged to the account at the rate of $5 monthly.  CPA and CPA Plus participants will be charged for specific costs incurred in placing stop payment orders, obtaining check copies and processing returned checks.  These fees may be changed at any time upon 30 days’ notice to participants.  In addition, Intermediaries in this program may charge their own additional service fees and may establish their own minimum check amount.

The use of checks and VISA Check Cards by participants will be subject to the terms of the Reserve CPA Application and the VISA Account Shareholder Agreement.

DIVIDENDS, DISTRIBUTIONS AND TAXES

THE FOLLOWING IS A SUMMARY OF CERTAIN MATERIAL U.S. FEDERAL AND LOCAL INCOME TAX CONSIDERATIONS REGARDING THE PURCHASE, OWNERSHIP AND DISPOSITION OF SHARES OF THE FUND.  THIS SUMMARY DOES NOT ADDRESS ALL OF THE POTENTIAL U.S. FEDERAL AND LOCAL INCOME TAX CONSEQUENCES THAT MAY BE APPLICABLE TO THE FUND OR TO ALL CATEGORIES OF INVESTORS, SOME OF WHICH MAY BE SUBJECT TO SPECIAL TAX RULES.  THE FUND AND THE ADVISER DO NOT PROVIDE TAX ADVICE AND STRONGLY URGE INVESTORS TO CONSULT THEIR OWN TAX ADVISER(S) WITH RESPECT TO THE SPECIFIC FEDERAL, STATE, LOCAL AND FOREIGN TAX CONSEQUENCES OF INVESTING IN THE FUND.  THE SUMMARY IS BASED ON THE LAWS IN EFFECT ON THE DATE OF THIS SAI AND EXISTING JUDICIAL AND ADMINISTRATIVE INTERPRETATIONS THEREOF, ALL OF WHICH ARE SUBJECT TO CHANGE, POSSIBLY WITH RETROACTIVE EFFECT.

Each Fund ordinarily declares dividends from its daily net investment income (and net short-term capital gains, if any) on each day the NYSE and The Reserve are open for business.  Each Fund’s earnings for Saturdays, Sundays and holidays are declared as dividends on the preceding business day.  If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to a Fund as undeliverable or remains un-cashed for six months, the Funds reserve the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at NAV.  No interest will accrue on amounts represented by un-cashed distribution or redemption checks.

TAXES.  Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), so long as such qualification is in the best interests of shareholders.  Such qualification relieves the Funds of any liability for federal income tax to the extent its earnings and gains, if any, are distributed in accordance with applicable provisions of the Code.  If a Fund does not qualify as a RIC, it will be treated for tax purposes as an ordinary corporation subject to federal income tax, and all distributions from earnings and profits (as determined under U.S. federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders.

In order to qualify as a RIC, a Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of a Fund’s taxable year, (i) at least 50% of the market value of a Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of a Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer; and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers of which a Fund holds 20% or more of the voting securities and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships.

Although in general the passive loss rules of the Code do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership.  A Fund’s investments in partnerships, including in qualified publicly traded partnerships, may result in a Fund being subject to local or foreign income, franchise or withholding tax liabilities.

As a regulated investment company, a Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a Fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.

The Code requires a RIC to pay a nondeductible 4% excise tax to the extent the RIC does not distribute, during each calendar year, 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gain net income, determined, in general, as if the RIC’s taxable year ended on October 31, plus certain undistributed amounts from the preceding year.  While each Fund intends to distribute its ordinary income and capital gain net income in the manner necessary to minimize imposition of the 4% excise tax, there can be no assurance that sufficient amounts of a Fund’s taxable income and capital gains will be distributed to avoid entirely the imposition of the tax.  In such event, a Fund will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.  If, in any taxable year, a Fund fails to qualify as a RIC under the Code or fails to meet the minimum distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the Fund in computing its taxable income.  In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from a Fund’s current or accumulated earnings and profits, including any distributions of net tax-exempt income net long-term capital gains, will be taxable to shareholders as dividend income.  Moreover, if a Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC.  If a Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.

Dividends paid by a Fund from its net tax-exempt income will be eligible for designation as exempt-interest dividends if at close of each fiscal quarter at least 50% of the Fund’s total assets are comprised of tax-exempt securities.  Exempt-interest dividends are generally free of federal income tax liability but may be subject in whole or part to AMT or state taxes.

Dividends paid by a Fund from its ordinary income or from an excess of net short-term capital gains over net long-term capital losses (together referred to hereafter as “ordinary income dividends”) will be taxable to a U.S. shareholder as ordinary income.  The tax rate on certain dividend income and long-term capital gains applicable to non-corporate shareholders for taxable years beginning on or before December 31, 2010 is set at a maximum 15% and under current law will rise to 20% thereafter.  Under these rules, a certain portion of ordinary income dividends constituting “qualified dividend income” when paid by a RIC to non-corporate shareholders may be taxable to such shareholders at long-term capital gain rates.  However, to the extent a Fund’s distributions are derived from income on debt securities and short-term capital gain, such distributions will not constitute “qualified dividend income.”  However, to the extent a Fund’s distributions are derived from income on debt securities and short-term capital gain, such distributions will not constitute “qualified dividend income.”  Thus, ordinary income dividends paid by the Funds generally will not be eligible for taxation at the reduced rates.  Similarly, because no portion of a Fund’s income is expected to consist of dividends paid by U.S. corporations, no portion of the dividends paid by the Funds is expected to be eligible for the corporate dividends-received deduction.  Distributions of net capital gains, if any, designated as long-term capital gain dividends are taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held a Fund’s shares.  Distributions in excess of a Fund’s earnings and profits will first reduce the shareholder’s adjusted tax basis in his shares and any amount in excess of such basis will constitute capital gain to such shareholder (assuming the shares are held as a capital asset).

Interest on indebtedness incurred by a shareholder to purchase or carry shares of a Fund will not be deductible for U.S. federal income tax purposes.  If a shareholder receives exempt-interest dividends with respect to any share of a Fund and if the share is held by the shareholder for six months or fewer, then any loss on the sale or exchange of the share may, to the extent of the exempt-interest dividends, be disallowed.  In addition, the Code may require a shareholder that receives exempt-interest dividends to treat as taxable income a portion of certain otherwise non-taxable social security and railroad retirement benefit payments.  Furthermore, a portion of any exempt-interest dividend paid by a Fund that represents income derived from certain revenue or private activity bonds held by a Fund may not retain its tax-exempt status in the hands of a shareholder who is a “substantial user” of a facility financed by such bonds, or a “related person” thereof.  Moreover, some or all of the exempt-interest dividends distributed by a Fund may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes.  In addition, the receipt of dividends and distributions from a Fund may affect a foreign corporate shareholder’s federal “branch profits” tax liability and the federal “excess net passive income” tax liability of a shareholder of a Subchapter S corporation.  Shareholders should consult their own tax advisors as to whether they are (i) “substantial users” with respect to a facility or “related” to such users within the meaning of the Code or (ii) subject to the AMT, the federal “branch profits” tax, or the federal “excess net passive income” tax.

Ordinary income and capital gain dividends are taxable to shareholders as described even if they are reinvested in additional shares of a Fund.  Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the NAV of a share of a Fund on the reinvestment date.  If a Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.  Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the NAV of those shares.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss.  However, gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund generally will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

Certain states exempt from state income taxation dividends paid by RICs, which are derived from interest on U.S. Treasury obligations.  State law varies as to whether dividend income attributable to U.S. Treasury obligations is exempt from state income tax.

In the event that a Fund fails to maintain a constant NAV per share, upon the sale or other disposition of shares of the Fund, a shareholder may realize a taxable gain or loss.  Such gain or loss will be a capital gain or loss which, if the shares were held as capital assets, will be long-term or short-term generally depending upon the shareholder’s holding period for the shares.  A loss realized on a sale or exchange of a Fund’s shares will be disallowed if other shares of such Fund are acquired (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares.  In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.  Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of exempt-interest dividends received by the shareholder with respect to such shares.

The Funds are currently required by federal law to withhold 28% of dividends and other distributions that are subject to federal income tax if (i) a correct and certified Taxpayer Identification Number (“TIN”) is not provided for your account, (ii) you fail to certify that you have not been notified by the Internal Revenue Service (the “IRS”) that you underreported taxable interest or dividend payments, or (iii) a Fund is notified by the IRS (or a broker) that the TIN provided is incorrect or you are otherwise subject to backup withholding.  Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding.  Backup withholding is not an additional tax.  Amounts withheld and forwarded to the IRS can be credited as a payment of tax when completing your federal income tax return.  For individual shareholders, the TIN is generally the shareholder’s social security number.

If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886.  Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted.  The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.  Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains.  In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty.  The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States.  Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder.  A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate).  A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.

In general, U.S. federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.  Foreign shareholders should consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund, including the applicability of foreign taxes.

FOR A BETTER UNDERSTANDING OF CERTAIN MATERIAL STATE TAX CONSEQUENCES, PLEASE READ BELOW.  THIS SUMMARY DOES NOT ADDRESS ALL OF THE POTENTIAL APPLICABLE STATE TAX CONSEQUENCES.  INVESTORS ARE STRONGLY URGED TO CONSULT THEIR OWN TAX ADVISERS.

CALIFORNIA TAXES.  Under existing California laws, distributions made by the Fund will not be subject to California individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the California Revenue and Taxation Code, and provided further that at the close of each quarter, at least 50% of the value of the total assets of the Fund consists of obligations the interest of which is exempt from California taxation under either the Constitution or laws of California or the Constitution or laws of the United States.  Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to California individual income taxes.  Dividends of the Fund are not exempt from the California taxes payable by corporations.

CONNECTICUT TAXES.  Under existing Connecticut laws, distributions made by the Fund will not be subject to Connecticut individual income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code, and represent (i) interest on obligations issued by or on behalf of the state of Connecticut, any political subdivision thereof, or public instrumentality, state or local authority, district, or similar public entity created under the laws of the state of Connecticut and (ii) interest on obligations the income of which may not, by federal law, be taxed by a state, such as bonds issued by the government of Puerto Rico.  Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Connecticut individual income taxes.  Distributions from the Fund to a shareholder subject to the Connecticut corporation business tax are not eligible for the dividends received deduction under the Connecticut corporation business tax and therefore are included in the taxable income of a taxpayer to the extent such distributions are treated as either exempt-interest dividends or capital gains dividends for federal income tax purposes.  All other distributions from the Fund are eligible for the Connecticut corporation business tax dividends received deduction.

FLORIDA TAXES.  Effective January 1, 2007, the Florida intangibles tax has been repealed.  If Florida were to adopt an income tax in the future, and assuming that its income tax policy with respect to mutual funds investing in Florida state and local municipal obligations would be similar to the general tax policy of other states, dividends paid by the Fund would be exempt from Florida state income tax.  A constitutional amendment approved by referendum would be required before an individual tax could be imposed.

MASSACHUSETTS TAXES.  Under existing Massachusetts laws, distributions made by the Fund will not be subject to Massachusetts personal income taxes to the extent that such dividends qualify as exempt-interest dividends under the Code, and represent (i) interest or gain on obligations issued by the

Commonwealth of Massachusetts, its political subdivisions or agencies; or (ii) interest on obligations of the United States, its territories or possessions to the extent exempt from taxation by the states pursuant to federal law.  Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Massachusetts personal income taxes.  Shareholders subject to the Massachusetts corporate excise tax must include all dividends paid by the Fund in their net income, and the value of their shares of stock in the Fund in their net worth, when computing the Massachusetts excise tax.

MICHIGAN TAXES.  Under existing Michigan laws, distributions made by the Fund will not be subject to Michigan personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code, and represent (i) interest from obligations of Michigan or any of its political subdivisions, and (ii) income from obligations of the United States government which are exempted from state income taxation by a law of the United States.  Distributions of the Fund are not subject to the Michigan Single Business Tax to the extent that such distributions are derived form interest on obligations of Michigan or its political subdivisions, or obligations of the United States government that are exempt from state taxation by a law of the United States.  Certain municipalities in Michigan also impose an income tax on individuals and corporations.  However, to the extent that the dividends from the Fund are exempt from federal regular income taxes, such dividends also will be exempt from Michigan municipal income taxes.

NEW JERSEY TAXES.  Under existing New Jersey laws, distributions made by the Fund will not be subject to New Jersey income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code, and represent (i) interest or gain from obligations issued by or on behalf of the state of New Jersey or any county, municipality, school, or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of New Jersey, and (ii) interest or gain from obligations (such as obligations of the United States) that are statutorily free from New Jersey taxation under federal or New Jersey state laws.  Conversely, to the extent that the distributions by the Fund are attributable to other types of obligations, such distributions will be subject to New Jersey income taxes.  Distributions received by a corporate shareholder from the Fund will not be exempt from New Jersey Corporation Business Tax or New Jersey Corporation Income Tax.

OHIO TAXES.  Under existing Ohio laws, distributions made by the Fund will not be subject to Ohio income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code, and represent (i) interest or gain from obligations issued by or on behalf of the state of Ohio or any county, municipality, school, or other district, agency, authority, commission, instrumentality, public corporation, body corporate and politic or political subdivision of Ohio, and (ii) interest or gain from obligations (such as obligations of the United States) that are statutorily free from Ohio taxation under federal or Ohio state laws.  Conversely, to the extent that the distributions by the Fund are attributable to other types of obligations, such distributions will be subject to Ohio income taxes.  Distributions received by a corporate shareholder from the Fund will not be exempt from Ohio Corporation Business Tax or Ohio Corporation Income Tax.

PENNSYLVANIA TAXES.  Under existing Pennsylvania laws, distributions made by the Fund derived from interest on obligations free from state taxation in Pennsylvania are not subject to Pennsylvania personal income taxes.  Distributions made by the Fund will be subject to Pennsylvania personal income taxes to the extent that they are derived from gain realized by the Fund from the sale or exchange of otherwise tax exempt obligations.

VIRGINIA TAXES.  Under existing Virginia laws, distributions made by the Fund will not be subject to Virginia income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code, and represent (i) interest or gain from obligations issued by or on behalf of the Commonwealth of

Virginia or any political subdivision thereof or (ii) interest or gain from obligations issued by a territory or possession of the United States or any political subdivision thereof which federal law exempts from state income taxes.  Conversely, to the extent that distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Virginia income taxes.

NEW YORK TAXES.  Under existing New York laws, distributions made by the Fund will not be subject to New York State or New York City personal income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code, and represent interest income attributable to obligations issued by the state of New York and its political subdivisions as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico.  Conversely, to the extent that distributions made by the Fund are derived from other types of obligations, such distributions will be subject to New York State and New York City personal income taxes.

Dividends paid by the Fund are exempt from the New York City unincorporated business taxes to the same extent that they are exempt from the New York City personal income taxes.  Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

ARIZONA TAXES.  Under existing Arizona laws, distributions made by the Fund will not be subject to Arizona individual or corporate income taxes to the extent that such distributions qualify as exempt-interest dividends under the Code, and represent (i) interest on obligations received on obligations of the United States or its territories or possessions and (ii) interest income received on obligations of Arizona or its political subdivisions.  Conversely, to the extent that the distributions made by the Fund are attributable to other types of obligations, such distributions will be subject to Arizona income taxes.

LOUISIANA TAXES.  Under existing Louisiana laws, dividends received by Louisiana residents from the Louisiana Municipal Bond Fund are exempt from Louisiana income tax to the extent that they are derived from interest on the exempt obligations issued by the State of Louisiana or any of its political subdivisions, agencies, municipalities or other instrumentalities.  In general, however, other distributions are subject to Louisiana income tax.  All income from Fund shares retains its character in the hands of an individual taxpayer.  Neither the State nor any of its municipalities may impose property tax on fund shares.

MINNESOTA TAXES.  Under existing Minnesota laws, distributions made by the Fund will be exempt from Minnesota regular personal income tax to the extent that such distributions qualify as exempt-interest dividends under the Code, and provided further that at least 95% of such distributions are derived from interest on obligations issued by the State of Minnesota or any of its political or governmental subdivisions, municipalities or governmental agencies or instrumentalities.  Distributions made by the Fund will also be exempt to the extent that they are derived from interest on federal obligations and are reported federally as dividend income by shareholders.  Conversely, to the extent that the distributions made by the Fund are derived from other types of obligations, such dividends will be subject to Minnesota regular personal income taxes.  Dividends of the Fund are not exempt from Minnesota corporate income taxes.

INVESTORS ARE ADVISED TO CONSULT THEIR OWN TAX ADVISER(S) WITH RESPECT TO THE PARTICULAR TAX CONSEQUENCES TO THEM OF AN INVESTMENT IN A FUND.

PROXY VOTING

The Trustees have delegated proxy voting authority, in regard to the Funds’ portfolio securities, to RMCI.  In accordance with the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, RMCI has adopted and implemented the proxy voting policy and procedures set forth in Appendix B to this SAI with respect to the Trust.  RMCI believes that the policy and procedures ensure that such proxies are voted in the best interests of the Funds and their shareholders, in accordance with its fiduciary duties and applicable rules and regulations.

RMCI’s proxy voting policies and procedures as well as information about how a particular proxy was voted for the most recent 12 month period ended June 30 are available upon request.  Please contact The Reserve, 1250 Broadway, New York, NY 10001-3701, Attn: Client Services or call 800-637-1700 to request a copy. This information is also available at the SEC’s website at http://www.sec.gov.

INFORMATION ABOUT THE TRUSTS

Each Trust’s Declaration of Trust permits the Trust to issue an unlimited number of full and fractional shares of beneficial interest that may be issued in any number of series (funds) and/or classes.  Shares issued will be fully paid and non-assessable and will have no preemptive rights.  The shareholders of each Fund are entitled to a full vote for each full share held (and fractional votes for fractional shares) and have equal rights to earnings, dividends, and redemptions.  The Trustees do not intend to hold annual shareholder meetings but will call such special meetings of shareholders as may be required under the Investment Company Act or by the Declaration of Trust.

Further, each Trust is allowed to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Fund.  If they deem it advisable and in the best interests of shareholders, the Trustees may classify or reclassify any unissued shares of a Fund by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms and conditions of redemption of the shares.  Any such changes must comply with all applicable state and federal securities laws that require that each class be preferred over all other classes in respect to assets specifically allocated to such class.

Upon liquidation of any Fund, shareholders are entitled to share, pro rata, in the net assets of their respective class of Fund shares available for distribution to such shareholders.  It is possible, although considered highly unlikely in view of the method of operation of mutual funds, that should the assets of one class of shares be insufficient to satisfy its liabilities, the assets of another class could be subject to claims arising from the operations of the first class of shares.

Each share has one vote except that if a class is separately affected by a matter requiring shareholder vote, each class will vote separately on such matters.  Shares of all classes vote together for the election of Trustees and have non-cumulative voting rights, meaning that the holders of more than 50% of the shares voting for the election of Trustees could elect all Trustees if they so choose, and in such event the holders of the remaining shares could not elect any person to the Board.

All consideration received by a Trust for shares of the Funds or one of classes and all assets in which such consideration is invested will belong to that Fund (subject only to the rights of creditors of the Fund) and will be subject to the liabilities related thereto.  The income attributable to, and the expenses of, one series and/or class are treated separately from those of the other series and/or class.  The Trusts have the ability to create, from time to time, new series and/or classes without shareholder approval.

Under Massachusetts law, the shareholders and trustees of a business trust can be personally liable for the Funds’ obligations unless, as in this instance, the Declarations of Trust provide, in substance, that no shareholder or trustee shall be personally liable for the Funds, and each investment portfolio’s obligations to third parties, and requires that every written contract made by a Fund contain a provision to that effect.  The Declarations of Trust also requires the Fund to indemnify its shareholders and Trustees against such liabilities and any related claims or expenses.

The Declarations of Trust further provide that the Trustees will not be liable for errors of judgment or mistakes of fact or law,

but nothing in any Declaration of Trust protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

Use Of Joint Prospectus And Statement Of Additional Information.  Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in the Prospectus and SAI about the other Funds.  However, each Fund has acknowledged that it, and not any other Fund, is liable for any material misstatement or omission about it in the Prospectus or SAI.

FINANCIAL STATEMENTS

The Funds’ audited Financial Statements, with respect to the statement of net assets of the Interstate Tax-Exempt Fund, California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund and the Virginia Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust II, New York Money-Market Fund of the Reserve New York Municipal Money Market Trust, and the statements of assets and liabilities, including the schedule of investments, of Michigan Municipal Money-Market Fund and Pennsylvania Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust II, Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust (collectively the Funds), as of May 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods or years in the three-year period then ended, are included in this SAI in reliance on the report of KPMG LLP, an independent registered public accounting firm, given on the authority of said firm as experts in accounting and auditing.

The audit report covering the May 31, 2008, financial statements contains an explanatory paragraph, regarding a subsequent event dated October 7, 2008, that states that the Funds have experienced a significant decline in net assets, are currently not offering any class of shares for purchase and the Funds’ investment adviser, distributor, certain of its trustees and officers, and affiliated mutual funds have been named as defendants in numerous legal actions, which raise substantial doubt about the Funds’ ability to continue as going concerns.  The Funds’ financial statements do not include any adjustments that might result from the outcome of that uncertainty.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—98.6%	Value (Note 1)
	ALABAMA—0.1%
$1,000,000	Stevenson IDA for Mead Corporation Project, Series B, 1.64%, 4/1/33(a)	$1,000,000
	ARKANSAS—0.1%
1,125,000	University of Arkansas Revenue for Student Fee-U of A Fort Smith, 5.00%, 12/1/08	1,141,598
	ARIZONA—2.4%
165,000	Apache County IDA for Tucson Electric Power, Series 83A, 1.70%, 12/15/18(a)	165,000
2,000,000	Apache County IDA for Tucson Electric Power, Series 83B, 1.55%, 12/15/18(a)	2,000,000
120,000	Apache County IDA for Tucson Electric Power, Series 83C, 1.70%, 12/15/18(a)	120,000
185,000	Arizona HCF for Catholic West, Series B, 2.15%-3.61%, 7/1/35(a)	185,000
4,970,000	Arizona HCF for The Terraces, 1.63%, 12/1/37(a)	4,970,000
15,080,000	Arizona HFA for Banner Health System, Series A, 1.95%, 1/1/29(a)	15,080,000
2,020,000	Arizona Sports & Tourism Authority, Multipurpose Stadium, 1.65%, 7/1/36(a)	2,020,000
170,000	Arizona State University Revenue, Series A, 1.75, 7/1/34(a)	170,000
470,000	Coconino County IDA for Scuff Steel Project, 1.73%, 3/1/27(a)	470,000
570,000	Maricopa County IDA MHR for Las Gardenias Apartments, Series A, 1.85%, 4/15/33(a)	570,000
70,000	Maricopa County IDA MHR for San Remo Apartments Project, 1.85%, 9/15/35(a)	70,000
200,000	McAllister Village for Arizona State University Project, 3.63%, 7/1/45(a)	200,000
130,000	Mesa IDA for Discovery Health, Series B, 2.50%, 1/1/29(a)	130,000
380,000	Phoenix Civic Improvement Corp. Wastewater System Revenue for Sr. Lien, Series A, 2.00%, 7/1/23(a)	380,000
170,000	Phoenix IDA for Southwest Human Development Project, 1.63%, 4/1/28(a)	170,000
970,000	Phoenix IDA MHR for Del Mar Terrace Apartments, Series A, 1.55%, 10/1/29(a)	970,000
570,000	Pima County IDA for GNMA MBS Broadway, Series A, 1.62%, 12/1/25(a)	570,000
3,400,000	Pima County IDR for Tucson Electric Power Co., Series 82-A, 1.55%, 12/1/22(a)	3,400,000
460,000	Salt River Pima for Indian Community, 1.55%, 10/1/26(a)	460,000
136,000	Scottsdale IDA for Notre Dame School, Series A, 1.60%, 5/1/21(a)	136,000
100,000	Temple IDA for ASUF Brickyard LLC Project, Series A, 1.55%, 7/1/34(a)	100,000
185,000	Yavapai County IDA HRB for Yavapai Regional Medical Center, Series B, 1.62%-3.55%, 12/1/26(a)	185,000
970,000	Yavapai County IDA SWD for Allied Waste North America, Series A, 1.63%, 12/1/17(a)	970,000
170,000	Yuma IDA MHR for El Encanto Apartments Project, 1.56%, 4/15/33(a)	170,000
		33,661,000
	CALIFORNIA—11.3%
1,000,000	ABAG Financial Authority for Nonprofit Corporations MFH for Colma Bart Apartments, Series A, 1.55%,11/15/35(a)	1,000,000
2,100,000	Bay Area Toll Authority for San Francisco Area Series A, 2.58%, 4/1/36(a)	2,100,000
25,000,000	Bay Area Toll Authority for San Francisco Area Series A-1, 2.53%, 4/1/47(a)	25,000,000
2,000,000	Bay Area Toll Authority for San Francisco Area Series C, 2.53%, 4/1/45(a)	2,000,000
2,735,000	Bay Area Toll Authority for San Francisco Area Series C-1, 2.75%, 4/1/47(a)	2,735,000
13,000,000	California HFA for Home Mortgage, Series F, 6.50%, 2/1/33(a)	13,000,000
1,000,000	California HFA for Home Mortgage, Series R, 2.60%, 8/1/32(a)	1,000,000
1,575,000	California HFA, Series P, 1.65%, 2/1/27(a)	1,575,000
2,120,000	California Infrastructure EDA for M.A. Silver Corks USA LLC Project, 1.55%, 9/1/32(a)	2,120,000
22,000,000	California State RANS, 4.00%, 6/30/08	22,010,783
135,000	California Statewide CDA for Masters College, 1.35%, 2/1/32(a)	135,000
2,000,000	California Statewide CDA for Touro University Project, 1.50%, 9/1/29(a)	2,000,000
4,900,000	California Statewide CDA IDR for Del Mesa Farms Project, Series A, 1.55%, 5/1/19(a)	4,900,000
1,300,000	California Statewide CDA MFH for Avian Glen Apartments Project, Series 00, 1.60%, 8/1/39(a)	1,300,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	CALIFORNIA (Continued)
$1,400,000	California Statewide CDA MFH for Stoneridge Elk Grove, Series Q, 1.60%, 10/1/38(a)	$1,400,000
8,500,000	California Statewide CDA, Series A, 1.30%, 3/1/37(a)	8,500,000
5,000,000	Imperial Irrigation, Series A, 1.25%, 6/5/08	5,000,000
2,160,000	Los Angeles CDA COPS for Broadway-Spring Center Project, 1.60%, 7/1/12(a)	2,160,000
9,660,000	Northern California Power Agency Revenue for Hydroelectric No. 1, Series A, 1.70%, 7/1/23(a)	9,660,000
1,000,000	Orange County Local Transportation Authority Sales Tax Revenue, Series A, 5.50%, 2/15/09	1,021,464
11,000,000	Riverside County Asset Leasing Corp. Leasehold Revenue for Southwest Justice Center, Series B, 1.65%, 11/1/32(a)	11,000,000
4,500,000	Roseville Electric System COPS, Series B, 1.60%, 2/1/35(a)	4,500,000
3,400,000	San Diego HDA for Villa Nueva Apartments, Series F, 1.60%, 9/1/39(a)	3,400,000
2,230,000	San Francisco City and County Airports Commission International Terminal, Series 34A, 1.48%, 5/1/29(a)	2,230,000
20,000,000	San Francisco City and County Airports Commission International Terminal, Series 37A, 1.80%, 5/1/19(a)	20,000,000
3,000,000	San Jose MFH for Sunset Square Apartments Project, Series E, 1.60%, 6/1/34(a)	3,000,000
3,600,000	Santa Cruz County MFH for Paloma Del Mar Apartments, Series A, 1.43%, 6/1/22(a)	3,600,000
		156,347,247
	COLORADO—2.0%
6,600,000	Colorado ECFA for Bear Creek School Project, 1.60%, 10/1/32(a)	6,600,000
5,000,000	Colorado ECFA for Northwest University Project, 1.60%, 9/1/37(a)	5,000,000
3,900,000	Colorado ECFA for Rehoboth Christian School, 1.70%, 5/1/37(a)	3,900,000
7,835,000	Colorado HFA for Bethesda Living Centers Projects, 1.60%, 8/15/30(a)	7,835,000
2,120,000	Colorado HFA for Covenant Retirement Community, 1.60%, 12/1/29(a)	2,120,000
1,500,000	Denver City and County Airport, Series C, 1.68%, 11/15/25(a)	1,500,000
200,000	Jefferson County School District GO Bond, 6.25%, 12/15/08	203,320
		27,158,320
	CONNECTICUT—0.5%
1,319,000	Connecticut DAR for Pierce Memorial Baptist Home, 1.50%, 10/1/28(a)	1,319,000
100,000	Connecticut HEFA for Avon Old Farms School , Series B, 1.45%, 7/1/35(a)	100,000
1,500,000	Connecticut HEFA for Greenwich Hospital, 2.30%, 7/1/26(a)	1,500,000
700,000	Connecticut HEFA for Health Care Capital Asset, Series A-1, 1.45%, 7/1/31(a)	700,000
170,000	Connecticut HEFA for Hotchkiss School, Series A, 1.50%, 7/1/30(a)	170,000
75,000	Connecticut HEFA for Lawrence & Memorial Hospital Inc., Series E, 1.45%, 7/1/34(a)	75,000
45,000	Connecticut HEFA for Yale University, Series U, 1.45%, 7/1/33(a)(b)	45,000
180,000	Connecticut HEFA for Yale University, Series X-2, 1.38%, 7/1/37(a)(b)	180,000
815,000	Connecticut HFA Mortgage Financing Program, Series B-3, 1.80%, 11/15/31(a)	815,000
765,000	Connecticut HFA Mortgage Financing Program, Series D-3, 1.80%, 5/15/33(a)	765,000
400,000	Connecticut HFA Mortgage Financing Program, Sub Series E-4, 1.61%, 11/15/27(a)	400,000
275,000	Hartford MHR for Underwood Towers Project, 1.45%, 6/1/20(a)	275,000
		6,344,000
	DELAWARE—1.0%
14,000,000	Delaware State EDA for Hospital Billing & Collection, Series C, 2.50%, 12/1/15	14,000,000
	DISTRICT OF COLUMBIA—0.3%
1,000,000	District of Columbia Multi-Modal GO, Series A, 1.63%, 6/1/15(a)	1,000,000
1,680,000	District of Columbia Revenue for American Associates of Colleges, 1.61%, 7/1/23(a)	1,680,000
955,000	District of Columbia Revenue for Trinity Colleges, 1.63%, 7/1/31(a)	955,000
		3,635,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	FLORIDA—5.9%
$5,985,000	Broward County HCF for John Knox Village Project, 1.60%, 9/1/32(a)	$5,985,000
880,000	Broward County HFA MHR for Palms of Deerfield Beach, 1.75%, 8/15/38(a)	880,000
70,000	Broward County School Board COPS for School Improvements, 1.55%, 7/1/21(a)	70,000
2,450,000	Capital Travel Agency for Aero Miami Project Air Cargo, 1.85%, 8/1/34(a)	2,450,000
80,000	Charlotte County Utility Revenue, Series A, 1.57%-2.35%, 10/1/21(a)	80,000
5,000,000	Collier County HCFA for The Moorings Inc. Project, 1.60%, 5/1/38(a)	5,000,000
2,300,000	Duval County School Board COPS, 1.65%, 7/1/33(a)	2,300,000
380,000	Florida HFC Multifamily for Bridgewater Club, Series L-1, 1.63%, 6/1/34(a)	380,000
4,300,000	Florida HFC Multifamily for Collins Cove Apartments, Series W, 1.63%, 2/1/36(a)	4,300,000
300,000	Florida HFC Multifamily for Falls of Venice Project, 3.43%, 12/1/31(a)	300,000
2,700,000	Florida HFC Multifamily for Wellesley Apartments, Series O, 1.63%, 8/1/35(a)	2,700,000
2,155,000	Florida State Board of Education Lottery Revenue, Series C, 5.25%, 1/1/09	2,194,075
900,000	Greater Orlando Aviation Authority, Series E, 1.80%, 10/1/21(a)	900,000
900,000	Jacksonville EDA for Lee & Caters Glass Inc., 1.70%, 4/1/33(a)	900,000
1,100,000	Lakeland Electric and Water Revenue First Lien, Series B, 5.90%, 10/1/08	1,113,315
15,000,000	Miami-Dade County HCF for Miami Children’s Hospital, Series B1, 1.60%, 8/1/34(a)	15,000,000
1,455,000	Miami-Dade County IDA for Airbus Service Co., Series A, 1.75%, 4/1/30(a)	1,455,000
11,000,000	Miami-Dade County IDA for United Way Miami-Dade Inc. Project, 1.62%, 5/1/28(a)	11,000,000
1,350,000	Miami-Dade County IDA SWD for Waste Management Inc. Project, 1.75%, 9/1/27(a)	1,350,000
1,100,000	Miami-Dade County WSR, 1.62%, 10/1/25(a)	1,100,000
300,000	Orange County IDA for Independent Blood & Tissue Services, 1.60%, 10/1/27(a)	300,000
660,000	Orange County School Board COPS, Series B, 2.19%, 8/1/32(a)	660,000
7,530,000	Orlando & Orange County Expressway Authority Revenue, Series C-3, 2.05%-2.73%, 7/1/25(a)	7,530,000
5,270,000	Palm Beach County Revenue for Palm Beach Day Academy, 1.63%, 1/1/37(a)	5,270,000
1,200,000	Palm Beach County School Board COPS, Series B, 1.51%, 8/1/27(a)	1,200,000
100,000	Port Orange for Palmer College Project, 1.55%, 10/1/32(a)	100,000
280,000	Sarasota County HCF for Bay Village, 1.57%, 12/1/23(a)	280,000
1,050,000	St. Johns County HFA Multifamily for Summerset Village LLC, 1.75%, 10/1/37(a)	1,050,000
100,000	University of South Florida Foundation for Interdisciplinary Studies, Series A, 1.62%, 8/1/34(a)	100,000
2,880,000	USF Financing Corp. COPS for College of Medicine Health Facilities, 1.60%, 7/1/37(a)	2,880,000
2,315,000	USF Financing Corp. COPS for College of Medicine Health Facilities, Series A-2, 1.60%, 7/1/36 (a)	2,315,000
		81,142,390
	GEORGIA—3.3%
1,275,000	Atlanta Water and Wastewater Revenue, 1.65%, 11/1/38(a)	1,275,000
1,310,000	Augusta WSR, 4.50%, 10/1/08	1,322,296
14,225,000	Burke County PCR, Series 6B-4, 5.25%, 6/4/08	14,225,000
2,400,000	DeKalb County MFH for Mountain Crest Apartments, Series A-1, 1.75%, 2/1/34(a)	2,400,000
1,300,000	DeKalb County MFH for Winterscreek Apartments Project, 1.56%, 6/15/25(a)	1,300,000
1,975,000	Greene County DAR for Carey Station Project, 1.70%, 9/1/24(a)	1,975,000
1,430,000	Gwinnett County MHR for Palisades Apartments Projects, 1.75%, 3/1/41(a)	1,430,000
7,075,000	Macon WSR, Series A, 1.65%, 10/1/18(a)	7,075,000
9,675,000	Marietta MFH for Wood Glen, 1.60%, 7/1/24(a)	9,675,000
5,600,000	Valdosta & Lowndes County Hospital Authority for South Georgia Medical Center Project, 1.55%, 10/1/23(a)	5,600,000
		46,277,296

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	ILLINOIS—4.3%
$2,500,000	Chicago Board of Education GO Series C, 5.00%, 12/1/08	$2,533,991
1,345,000	Chicago Board of Education GO, 1.66%, 12/1/25(a)	1,345,000
3,400,000	Chicago GO, Series E, 1.64%, 1/1/42	3,400,000
1,750,000	Chicago School Financing Authority, Series B, 5.00%, 6/1/08	1,750,000
1,820,000	Chicago Unrefunded Balance Project GO, 5.25%, 1/1/09	1,853,944
5,700,000	Illinois DAR for Lifesource Project, 1.62%, 6/1/20(a)	5,700,000
2,830,000	Illinois DFA for Learn Charter School Project, 1.75%, 9/1/33(a)	2,830,000
1,070,000	Illinois DFA for MFH Orleans-Illinois Venture, 1.63%, 2/1/28(a)	1,070,000
2,745,000	Illinois DFA for Rockford School, 6.55%, 2/1/09(a)	2,822,599
5,000,000	Illinois Finance Authority for Chicago Symphony Orchestra, 1.60%, 5/1/48(a)	5,000,000
10,000,000	Illinois Finance Authority for Children’s Memorial Hospital, Series C, 1.55%, 8/15/25(a)	10,000,000
1,450,000	Illinois Finance Authority IDA for Transparent Container Project. 2.10%, 8/1/24(a)	1,450,000
10,000,000	Illinois Finance Authority IDR for North Park University, 1.75%, 7/1/35(a)	10,000,000
2,800,000	Illinois Finance Authority IDR for Plymouth Place, 1.60%, 5/15/37(a)	2,800,000
4,600,000	Illinois HFA for Edward Hospital, Series C, 1.60%, 2/1/34(a)	4,600,000
2,400,000	Illinois State Toll Highway Authority, Series B, 1.60%, 1/1/10(a)	2,400,000
		59,555,534
	INDIANA—1.3%
690,000	Clarksville High School Building Corp. for First Mortgage, 3.00%, 7/15/08	690,600
7,935,000	Franklin CDA for Multi School, 4.65%, 7/15/23(a)	7,935,000
2,400,000	Indiana Finance Authority for University of Indianapolis, 1.82%, 10/1/38(a)	2,400,000
5,000,000	Indiana Municipal Power Agency, 1.88%, 1/1/37(a)	5,000,000
2,100,000	Indianapolis Local Public Improvement Board, Series F-2, 2.20%, 2/1/20(a)	2,100,000
		18,125,600
	IOWA—1.6%
1,000,000	Des Moines HRB for Iowa Methodist Medical Center Project, 1.60%, 8/1/15(a)	1,000,000
4,010,000	Iowa Finance Authority for Wesley Retirement Services, 1.60%, 12/1/33(a)	4,010,000
9,000,000	Iowa HCF for Iowa Health System, Series A-1, 1.70%, 8/15/37(a)	9,000,000
5,000,000	Iowa HCF for Iowa Health System, Series A-2, 1.70%, 8/15/37(a)	5,000,000
3,125,000	Iowa HCF for Iowa Health System, Series A-3, 1.67%, 2/15/35(a)	3,125,000
		22,135,000
	KENTUCKY—0.6%
800,000	Carroll County SWD for BPB Acquisition Project, 1.64%, 5/1/31(a)	800,000
6,235,000	Carrollton & Henderson Public Energy Authority Gas Revenue, Series A, 5.00%, 1/1/09	6,342,409
1,500,000	Kentucky EDA for Republic Services Inc. Project, 2.10%, 6/1/31(a)	1,500,000
		8,642,409
	LOUISIANA—4.7%
125,000	Ascension Parish for BASF Corporation Project, 1.44%, 3/1/25(a)	125,000
825,000	East Baton Rouge Parish for Road & Street Improvement, Series A 1.53%-2.23%, 8/1/30(a)	825,000
1,780,000	Jefferson Parish HRB for East Jefferson General, 2.35%, 7/1/09(a)	1,780,000
125,000	Louisiana HFA Multifamily for New Orleanian, 1.62%, 12/1/25(a)	125,000
175,000	Louisiana Local Govt. Environment Facilities CDA for Shreveport Utility Systems Project, 1.60%, 10/1/26(a)	175,000
4,820,000	Louisiana Local Govt. Environment Facilities CDA for South Extrusion Inc. Project, 1.71%, 12/1/17(a)	4,820,000
825,000	Louisiana Local Govt. Environment Facilities CDA for University of Louisiana-Monroe, Series A, 1.62%, 11/1/34(a)	825,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	LOUISIANA (Continued)
$225,000	Louisiana Offshore Term Auth. Deepwater Port Rev. for Loop LLC Project, 1.60%, 10/1/19(a)	$225,000
200,000	Louisiana Offshore Term Auth. Deepwater Port Rev. for Loop LLC Project, 1.60%, 9/1/14(a)	200,000
18,825,000	Louisiana PFA for Christus Health, Series C, 1.85%, 7/1/47(a)	18,825,000
125,000	Louisiana PFA for Christus Health, Sub-Series C-1, 2.85%, 7/1/31(a)	125,000
3,500,000	Louisiana PFA for Christus Health, Sub-Series C-2, 2.85%, 7/1/41(a)	3,500,000
10,400,000	Louisiana PFA for City Plaza LLC. Project, 1.60%, 3/1/40(a)	10,400,000
4,820,000	Louisiana PFA for Franciscan Missionaries, Series C, 1.45%, 7/1/30(a)	4,820,000
175,000	Louisiana PFA for Tiger Athletic Foundation Project, 1.55%, 9/1/34(a)	175,000
125,000	Louisiana PFA Multifamily for River View, 1.56%, 4/1/36(a)	125,000
100,000	Port New Orleans for Steamboat Co. Project, 1.70%, 6/1/30(a)	100,000
9,225,000	South Louisiana Port Marine Term. for Holnam Inc. Project., 1.66%, 1/1/27(a)	9,225,000
3,675,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.55%, 7/1/21(a)	3,675,000
4,780,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.65%, 7/1/18(a)	4,780,000
575,000	St. James Parish PCR for Occidental Petroleum Corp., 1.75%, 7/1/18(a)	575,000
		65,425,000
	MARYLAND—3.0%
1,400,000	Baltimore IDA for Baltimore Capital Acquisition, 1.60%, 8/1/16(a)	1,400,000
1,850,000	Maryland HEA for Trinity College, 1.65%, 11/1/26(a)	1,850,000
1,890,000	Maryland HEFA for Adventist Health Care, 1.56%, 1/1/33	1,890,000
9,525,000	Maryland HEFA for Adventist Health Care, Series A, 1.62%, 1/1/35(a)	9,525,000
9,200,000	Maryland HEFA for Adventist Health Care, Series B, 1.62%, 1/1/21(a)	9,200,000
3,400,000	Maryland State CDA MFH for Parklane Apartments, Series C, 1.60%, 2/15/34(a)	3,400,000
3,100,000	Maryland State CDA for Waters Tower, Series G, 1.80%, 12/15/33(a)	3,100,000
5,800,000	Montgomery County for Riderwood Village Inc. Project, 1.64%, 3/1/34(a)	5,800,000
4,650,000	Prince Georges County for Collington Episcopal Life Center, Series B, 1.60%, 4/1/28(a)	4,650,000
1,000,000	Worcester County for Public Improvement Project, 4.00%, 8/1/08	1,003,645
		41,818,645
	MASSACHUSETTS—1.0%
1,400,000	Massachusetts DFA for Babson College, Series A, 1.50%, 10/1/32(a)	1,400,000
100,000	Massachusetts DFA for Lawrence Academy Project, Series A, 1.52%, 5/1/33(a)	100,000
885,000	Massachusetts DFA for Notre Dame Health Care Center, 1.67%, 10/1/29(a)	885,000
40,000	Massachusetts DFA for Smith College, 1.40%, 7/1/24(a)(b)	40,000
780,000	Massachusetts DFA IDR for Leaktite Corp., 1.60%, 8/1/19(a)	780,000
975,000	Massachusetts HEFA for Essex Museum, 1.50%, 7/1/33(a)	975,000
1,125,000	Massachusetts HEFA for Hallmark Health Systems, Series B, 1.55%, 7/1/27(a)	1,125,000
100,000	Massachusetts HEFA for Partners Healthcare Systems, Series P-1, 1.53%, 7/1/27(a)	100,000
170,000	Massachusetts HEFA for University of Massachusetts, Series A, 1.50%, 11/1/30(a)	170,000
10,000	Massachusetts HEFA for Williams College, Series E, 1.50%, 8/1/14(a)(b)	10,000
5,765,000	Massachusetts HFA for Single Family Housing, 1.70%, 12/1/30(a)	5,765,000
600,000	Massachusetts IFA for Milton Academy Issue, 4.00%, 3/1/27(a)	600,000
1,530,000	Massachusetts State GO Limited, Series A, 5.38%, 8/1/08	1,534,904
		13,484,904

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	MICHIGAN—3.1%
$9,290,000	Ann Arbor EDC for Glacier Hills Inc. Project, Series A, 1.60%, 11/1/25(a)	$9,290,000
640,000	Ann Arbor EDC for Glacier Hills Inc. Project, Series B, 1.60%, 11/1/19(a)	640,000
3,095,000	Chelsea EDC for Silver Maples, 1.64%, 10/1/36(a)	3,095,000
8,310,000	Green Lake Township EDC for Interlochen Center Project, 1.55%, 6/1/34(a)	8,310,000
500,000	Jackson County EDC for Thrifty Leoni Inc. Project, 1.70%, 12/1/14(a)	500,000
3,190,000	Jackson County HRB for W.A. Foote Memorial Hospital, Series C, 1.66%-2.45%, 5/12/26(a)	3,190,000
145,000	Kalamazoo HRB for Bronson Methodist Hospital, 1.51%, 5/15/36(a)	145,000
3,460,000	Kalamazoo HRB for Bronson Methodist Hospital, Series B, 1.95%, 12/1/15(a)	3,460,000
500,000	Kentwood EDC for Holland Home, Series B, 1.60%, 11/1/32(a)	500,000
145,000	Lenawee County EDC for Siena Heights University Project, 1.63% 11/1/24(a)	145,000
240,000	Michigan State HDA MHR for Courtyards of Taylor, Series A, 1.56%, 8/15/32(a)	240,000
250,000	Michigan State HDA, Series 1999 B2, 1.88%, 6/1/24(a)	250,000
20,000	Michigan State HDA, Series 2000 A, 1.68%, 12/1/16(a)	20,000
1,400,000	Michigan Strategic Fund for American Cancer Society Project, 1.85%-2.69%, 6/1/37(a)	1,400,000
600,000	Michigan Strategic Fund for Detroit Edison, Series ET, 1.55%, 8/1/29(a)	600,000
1,045,000	Michigan Strategic Fund for Metaltec Steel Abrasive Co., 1.85%, 8/1/31(a)	1,045,000
260,000	Michigan Strategic Fund for MOT LLC Project, 1.55%, 12/1/34(a)	260,000
3,875,000	Michigan Strategic Fund for Rest Haven Christian Services, 1.64%, 11/15/34(a)	3,875,000
620,000	Michigan Strategic Fund for Transnav Technologies Inc., 1.75%, 12/1/27(a)	620,000
740,000	Milan Area Schools Unlimited GO, 1.65%, 5/1/30(a)	740,000
500,000	Oakland County EDC for Graph Tech Inc. Project, 1.80%, 4/1/28(a)	500,000
1,035,000	University of Michigan Revenue for General Purposes, Series B, 1.35%, 4/1/28(a)(b)	1,035,000
3,430,000	University of Michigan Revenue for Hospital Purposes, Series A, 1.55%, 12/1/27(a)(b)	3,430,000
		43,290,000
	MINNESOTA—0.2%
105,000	Cohasset for Minnesota Power & Light Co. Project, Series B, 1.55%, 6/1/13(a)	105,000
700,000	Minneapolis Special School District No. 001, 5.00%, 2/1/09	713,869
1,146,000	Minnesota HFA for Residential Housing, Series C, 1.70%, 1/1/35(a)	1,146,000
230,000	Minnesota State EFA for Carleton College, Series 6-D, 1.40%, 4/1/35(a)	230,000
5,000	Minnesota State EFA for University of St. Thomas, Series 5-C, 1.63%, 4/1/25(a)	5,000
1,005,000	Minnesota State EFA for William Mitchell College of Law, Series 5-S, 1.68%, 10/1/33(a)	1,005,000
5,000	St. Cloud HCR for Centracare Health System Project, Series C, 1.62%, 5/1/42(a)	5,000
150,000	University of Minnesota, Series A, 1.66%, 1/1/34(a)(b)	150,000
		3,359,869
	MISSISSIPPI—0.2%
1,400,000	Mississippi Business Financing Corp. for Gulf Opportunity Zone for Tindall Corp., 1.61%, 4/1/28 (a)	1,400,000
1,965,000	Mississippi Business Financing Corp. IDR for VC Regional Assembly & Manufacturing Project, 1.64%, 12/1/18(a)	1,965,000
		3,365,000
	MISSOURI—3.1%
1,000,000	Jefferson County IDA for Pevely Pointe Apartments, 2.25%, 1/1/41(a)	1,000,000
2,000,000	Kansas City Municipal Assistance Corp. for Leasehold Improvement, 2.85%, 4/15/25(a)	2,000,000
37,210,000	Kansas City Municipal Assistance Corp. for Leasehold Improvement, Series A, 2.85%, 4/15/34 (a)	37,210,000
120,000	Platte County IDR for Platte Care Facility, 1.60%, 10/1/10(a)	120,000
2,400,000	St. Louis IDA for Metro Lofts, 1.75%, 3/15/36(a)	2,400,000
		42,730,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	NEBRASKA—0.7%
$10,000,000	Scotts Bluff County HFR for Regional West Medical Center, 1.65%, 12/1/28(a)	$10,000,000
	NEVADA—1.7%
7,300,000	Clark County Airport Improvement Revenue, Series A, 1.85%, 7/1/12(a)	7,300,000
5,000,000	Clark County for Motor Vehicle Fuel Tax, 2.15%, 6/13/08	5,000,000
2,600,000	Director State Department of Business & Industry for Energy Partners LLC Project, 1.90%, 10/1/35 (a)	2,600,000
3,080,000	Nevada Housing Division for Multi-Unit Fremont Meadow, 1.85%, 10/1/27(a)	3,080,000
2,020,000	Nevada Housing Division for Multi-Unit Housing, Series K, 1.85%, 4/1/31(a)	2,020,000
3,860,000	Nevada MFH for L’Octaine LP, 1.85%, 4/1/36(a)	3,860,000
		23,860,000
	NEW HAMPSHIRE—1.2%
8,100,000	New Hampshire Business Finance Authority for Wheelabrator Concord Co., Series A, 1.60%, 1/1/18 (a)	8,100,000
8,820,000	New Hampshire HEFA for Riverwood Company, 1.60%, 3/1/22(a)	8,820,000
		16,920,000
	NEW JERSEY—4.0%
10,000	New Jersey Building Authority Revenue, Sub-Series A-3, 1.55%, 6/15/23(a)	10,000
1,175,000	New Jersey Building Authority Revenue, Sub-Series A-4, 1.55%, 6/15/23(a)	1,175,000
360,000	New Jersey EDA for Morris Museum Project, 1.52%, 2/1/31(a)	360,000
3,530,000	New Jersey EDA for Republic Services Inc. Project, 1.55%, 9/1/13(a)	3,530,000
1,000,000	New Jersey EDA for Thermal Energy Facilities Ltd., Series A, 1.80%, 12/1/31(a)	1,000,000
6,360,000	New Jersey EDA for Thermal Marina Energy LLC, Series A, 1.60%, 9/1/31(a)	6,360,000
1,400,000	New Jersey HCF for Meridian, 1.60%-2.60%, 7/1/38(a)	1,400,000
5,000,000	New Jersey HCF for Underwood Memorial Hospital, 1.50%, 7/1/33(a)	5,000,000
23,000,000	New Jersey State GO Bond, 4.50%, 6/24/08	23,019,339
1,045,000	New Jersey State Housing & Mortgage Finance Agency MFH, Series G, 1.60%, 5/1/34(a)	1,045,000
2,825,000	New Jersey State Transportation Trust Fund GABS, Series A, 5.00%, 6/15/08	2,826,708
10,000,000	New Jersey State Transportation Trust Fund ROCS RR II R-12004, 1.63%, 12/15/34(a)	10,000,000
		55,726,047
	NEW MEXICO—0.7%
8,460,000	New Mexico Finance Authority for Cigarette Tax-University of New Mexico Health, Series B, 1.75%, 4/1/19(a)	8,460,000
1,000,000	New Mexico State Transportation Revenue Sub Lien, Sub-Series B-2, , 1.55%, 12/15/26(a)	1,000,000
		9,460,000
	NEW YORK—8.1%
1,000,000	Bleecker HDC for Bleecker Terrace Apartment Project, Series 85, 1.68%, 7/1/15(a)	1,000,000
1,000,000	Cortland City School District GO, 4.50%, 6/15/08	1,000,996
4,980,000	Metropolitan Transportation Authority Dedicated Tax Fund, Series D-1, 2.26%, 11/1/34(a)	4,980,000
2,490,000	Monroe County IDA for Jada Precision Project, 1.55%, 12/1/13(a)	2,490,000
1,000,000	New York City HDC MFH for 15 E. Clarke Place Apartments, Series A, 1.75%, 9/1/37(a)	1,000,000
900,000	New York City HDC MFH for Beacon Mews Development, Series A, 1.78%, 4/1/39(a)	900,000
1,400,000	New York City IDA for Children’s Oncology Society, 1.50%, 5/1/21(a)	1,400,000
1,465,000	New York GO, Series B, 2.80%, 3/15/30(a)	1,465,000
1,300,000	New York GO, Sub-Series A-2, 1.40%, 8/1/31(a)	1,300,000
2,500,000	New York State HDC for Queens Family Courthouse Apartments, Series A, 1.78%-2.25%, 6/1/42 (a)	2,500,000
1,025,000	New York State HDR for Boricua Village Apartments, Series A-2, 1.58%, 9/1/42(a)	1,025,000
2,000,000	New York State HFA for 250 West 93rd Street LLC, Series 2005 A, 1.51%, 11/1/38(a)	2,000,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	NEW YORK (Continued)
$2,500,000	New York State HFA for Admiral Halsey Senior Apartments, Series A, 1.60%, 5/1/37(a)	$2,500,000
19,000,000	New York State HFA for Helena Street, 1.70%, 5/15/36(a)	19,000,000
3,100,000	New York State HFA for Kew Gardens Hills Housing, Series A, 1.70%, 5/15/36(a)	3,100,000
700,000	New York State HFA for Remeeder Houses, Series A, 1.60%, 5/1/39(a)	700,000
1,000,000	New York State HFA for Victory Housing, Series 2004 A, 1.58%, 11/1/33(a)	1,000,000
2,300,000	New York State HFA for Worth Street, 1.58%, 5/15/33(a)	2,300,000
47,250,000	New York State LGAC, Series 3V, 5.00%, 4/1/24	47,250,000
2,000,000	New York State R&D for Long Island Lighting Company, Series A, 1.75%, 12/1/27(a)	2,000,000
1,195,000	Oswego County IDA for Fulton Thermal Corp Project, 1.55%, 6/1/14(a)	1,195,000
1,200,000	Schenectady County IDA for Sunnyview Hospital and Rehabilitation Center, Series A, 1.70%, 8/1/33 (a)	1,200,000
860,000	Triborough Bridge & Tunnel Authority, Sub-Series B-2, 1.46%, 1/1/32(a)	860,000
9,100,000	Troy IDA for Rensselaer Polytechnic Institute, 1.35%, 9/1/42(a)	9,100,000
		111,265,996
	NORTH CAROLINA—1.1%
815,000	North Carolina Capital Facility Financing for Goodwill Community Foundation, 1.55%, 4/1/22 (a)	815,000
785,000	North Carolina Capital Facility Financing for Teachers Academy for Math, 1.55%, 3/1/21(a)	785,000
500,000	North Carolina EFA for Cardinal Gibbons, 1.57%, 8/1/14(a)	500,000
365,000	North Carolina EFA for Wingate University Project, 1.65%, 5/1/12(a)	365,000
3,855,000	North Carolina EFA for Wingate University, 1.63%, 5/1/22(a)	3,855,000
8,000,000	North Carolina Medical Care Community HCF for South Minister, 1.61%, 10/1/14(a)	8,000,000
700,000	North Carolina Medical Care Community HCF for Stanley Total Living Center, 1.65%, 4/1/18 (a)	700,000
		15,020,000
	OHIO—4.5%
3,755,000	Akron Bath Copley Joint Township HRB for Summa Health System, Series B, 1.65%, 11/1/34 (a)	3,755,000
14,825,000	Cleveland Waterworks Revenue, Series L, 2.60%, 1/1/33(a)	14,825,000
1,380,000	Cleveland Waterworks Revenue, Series M, 1.55%, 1/1/33(a)	1,380,000
350,000	Cleveland-Cuyahoga County Port Authority for Carnegie/89th Garage Project, 2.05%-3.60%, 1/1/37 (a)	350,000
1,850,000	Cuyahoga County Civic Facilities Revenue for Cleveland Health Education Museum, 1.69%, 3/1/32 (a)	1,850,000
2,080,000	Cuyahoga County EDA for Cleveland Botanical Gardens Project, 1.65%, 7/1/31(a)	2,080,000
2,850,000	Cuyahoga County HCF for A.M. McGregor Home Project, 1.64%,1/1/34(a)	2,850,000
1,280,000	Franklin County HFR for Ohio Health Corp., 1.60%, 5/1/41(a)	1,280,000
4,855,000	Hamilton County HCF for Episcopal Retirement Homes Inc, Series B, 1.55%, 6/1/35(a)	4,855,000
140,000	Kent State University General Revenue Receipts, 2.58%, 5/1/31(a)	140,000
5,700,000	Licking County HCF for Kendal at Granville, 1.60%, 11/1/33(a)	5,700,000
565,000	Middleburgh Heights HRB for Southwest General Health, 1.65%, 8/15/22(a)	565,000
360,000	Montgomery County HRB for Kettering Health, Series B, 1.43%, 8/1/47(a)	360,000
6,470,000	Ohio HFA MFH for Shannon Glen Apartments Project, 1.63%, 12/15/36(a)	6,470,000
520,000	Ohio State Air Quality DAR for Firstenergy Nuclear Generation, Series A, 1.62%, 6/1/33(a)	520,000
680,000	Ohio State EFA for Ashland University Project, 1.67%, 9/1/24(a)	680,000
6,000,000	Ohio State EFA for Case Western University, Series A, 1.45%, 12/1/44(a)	6,000,000
4,450,000	Ohio State EFA for Case Western University, Series A, 1.55%, 10/1/31(a)	4,450,000
500,000	Ohio State HEA for Pooled Financing 2007 Program, Series A, 1.65%, 9/1/36(a)	500,000
1,035,000	Richland County HCF for Wesleyan Senior Living, Series A, 1.63%, 11/1/27(a)	1,035,000
1,295,000	Richland County HCF for Wesleyan Senior Living, Series B, 1.63%, 11/1/27(a)	1,295,000
1,540,000	Toledo City Services Special Assessment Notes, 1.67%-2.65%, 12/1/10(a)	1,540,000
		62,480,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	OREGON—0.0%^
$500,000	Portland MFH for Eden Associates, 1.70%, 12/1/11(a)	$500,000
	PENNSYLVANIA—8.2%
6,810,000	Butler County for Scranton School District Project, 1.82%, 4/1/18(a)	6,810,000
2,530,000	Butler County General Authority for Hampton Township School District Project, 1.65%, 11/15/21 (a)	2,530,000
500,000	Butler County IDA for Concordia Lutheran, Series A, 1.65%, 5/1/34(a)	500,000
14,500,000	Cumberland County Municipal Authority for Asbury Atlantic Inc., 1.63%, 1/1/41(a)	14,500,000
1,700,000	Cumberland County Municipal Authority for Presbyterian Homes Inc., Series B, 1.59%, 12/1/32 (a)	1,700,000
8,000,000	Daniel Boone Area School District GO, 1.63%, 8/1/29(a)	8,000,000
200,000	Dauphin County HSR for Pinnacle Health System Project, 1.51%, 8/15/27(a)	200,000
700,000	Delaware County IDA for Sun Inc., 1.60%, 11/1/33(a)	700,000
400,000	Delaware Valley Regional Financial Authority for Local Government, Series A, 1.47%, 12/1/19 (a)	400,000
400,000	Erie County WAR, Series A, 1.55%, 12/1/36(a)	400,000
6,650,000	Fayette County HRB for Fayette Regional Health Systems, Series B, 1.62%, 6/1/37(a)	6,650,000
1,100,000	Lampeter Strasburg School District GO, Series A, 3.19%, 6/1/19(a)	1,100,000
2,680,000	Lancaster County HRB for Willow Valley Manor, 5.50%, 12/1/18(a)	2,680,000
1,415,000	Lancaster County, Series B, 1.53%, 11/1/16(a)	1,415,000
1,000,000	Lebanon County HCF for ECC Retirement Village Project, 1.67%, 10/15/25(a)	1,000,000
17,600,000	Lehigh County General Purpose Authority for Shepherd Group, Series B, 1.60%, 11/1/27(a)	17,600,000
1,200,000	Luzerne County GO, Series A, 1.55%, 11/15/26(a)	1,200,000
3,990,000	Manheim Township School District GO, 1.62%, 5/1/23(a)	3,990,000
1,000,000	Manheim Township School District GO, 1.62%, 6/1/25(a)	1,000,000
500,000	Middletown Area School District GO for School Improvements, 1.64%, 6/1/22(a)	500,000
2,000,000	Montgomery County HEA for William Penn Charter, 1.62%, 9/15/31(a)	2,000,000
2,000,000	Montgomery County IDA, Series 96-A, 1.95%, 6/10/08	2,000,000
535,000	New Castle Hospital Authority for Jameson Memorial Hospital, 1.65%, 7/1/26(a)	535,000
2,235,000	Northampton County IDA for First Mortgage of Kirkland Village, 1.59%, 11/1/30(a)	2,235,000
1,380,000	Pennsylvania State EFA for Independent Colleges, Series E-3, 1.59%, 11/1/14(a)	1,380,000
1,700,000	Pennsylvania State EFA for Philadelphia University, Series B, 1.50%, 6/1/35(a)	1,700,000
2,370,000	Pennsylvania State HEA for the Association of Independent Colleges, Series K 1, 3.38%, 11/1/22 (a)	2,370,000
205,000	Pennsylvania State Turnpike Commission for Registration Fees, Series D, 1.60%, 7/15/41(a)	205,000
100,000	Pennsylvania State Turnpike Commission for Turnpike Revenue, Series A-3, 1.60%, 12/1/30 (a)	100,000
2,505,000	Pennsylvania State Turnpike Commission Pre-Refunded, Series A, 5.25%, 12/1/08(a)	2,557,348
650,000	Philadelphia IDA for National Board of Medical Examiners Project, 1.90%, 5/1/37(a)	650,000
950,000	Philadelphia Multi-Modal GO, Series B, 1.62%, 8/1/31(a)	950,000
600,000	Philadelphia WSR, 1.51%, 6/15/23(a)	600,000
1,700,000	Pittsburgh WSR First Lien, Series B-1, 1.55%, 9/1/33(a)	1,700,000
2,950,000	Quakertown General Authority Revenue for Pooled Financing Program, Series A, 1.70%, 7/1/26 (a)	2,950,000
3,475,000	Shaler Area School District GO, 1.63%, 9/1/25(a)	3,475,000
2,555,000	Somerset County Hospital Authority for Somerset Community Hospital, 3.07%, 3/1/37(a)	2,555,000
960,000	Southcentral General Authority for Wellspan Health, Series B, 2.85%, 5/15/31(a)	960,000
5,190,000	Westmoreland County IDA for Redstone Highlands Apartments, Series B, 1.62%, 1/1/36(a)	5,190,000
6,900,000	Westmoreland County IDA for Redstone Highlands Apartments, Series C, 1.62%, 1/1/36(a)	6,900,000
		113,887,348

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	PUERTO RICO—0.7%
$2,160,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 1.58%, 7/1/29(a)	$2,160,000
280,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-3, 1.25%, 7/1/29(a)	280,000
5,000,000	Puerto Rico Commonwealth GO for Public Improvement, Series B, 1.60%, 7/1/32(a)	5,000,000
2,000,000	Puerto Rico Commonwealth GO, Series A-7, 2.05%, 7/1/33(a)	2,000,000
		9,440,000
	RHODE ISLAND—0.7%
5,165,000	Rhode Island HEFA for Care New England Health System, Series A, 1.55%, 9/1/32(a)	5,165,000
4,405,000	Rhode Island HEFA for Care New England Health System, Series B, 1.55%, 9/1/37(a)	4,405,000
		9,570,000
	SOUTH CAROLINA—2.1%
2,755,000	Rock Hill Utility System Revenue, Series B, 1.60%, 1/1/25(a)	2,755,000
8,950,000	South Carolina Jobs EDA for Arts Partnership Inc. Project, 1.63%, 6/30/18(a)	8,950,000
5,000,000	South Carolina Jobs EDA for Episcopla HCF, 1.60%, 4/1/27(a)	5,000,000
2,000,000	South Carolina Jobs EDA for Goodwill Industries Inc. Project, 1.65%, 10/1/32(a)	2,000,000
1,000,000	South Carolina Jobs EDA for Vista Hotel Partners LLC., 1.75%, 12/1/35(a)	1,000,000
5,000,000	South Carolina Jobs EDA for Waste Management of South Carolina, 1.75%, 7/1/24(a)	5,000,000
5,000,000	South Carolina Jobs EDA for Woodlands at Furman Project, Series C, 1.62%, 11/15/42(a)	5,000,000
		29,705,000
	TENNESSEE—5.6%
5,200,000	Blount County PBA for Local Improvement, Series A-1-A, 3.00%, 6/1/31(a)	5,200,000
490,000	Chattanooga HEFA for Baylor School Project, Series 96, 1.60%, 11/1/16(a)	490,000
2,000,000	Jackson HEA HFA for Union University Project, 1.65%, 10/1/23(a)	2,000,000
15,700,000	Memphis-Shelby County Sports Authority for Memphis Arena Project, Series A, 2.15%, 11/1/28 (a)	15,700,000
2,000,000	Memphis-Shelby County IDR for Boys and Girls Club, Series A, 1.60%, 11/1/27(a)	2,000,000
5,255,000	Metropolitan Nashville Airport Authority for Aero Nashville LLC Project, Series A, 1.74%, 7/1/36 (a)	5,255,000
910,000	Montgomery County Public Building Pooled Financing , 1.55%, 9/1/29(a)	910,000
19,750,000	Sevier County PBA for Local Improvement, Series F, 3.25%, 6/1/20(a)	19,750,000
7,940,000	Sevier County PBA for Local Improvement, Series E-1, 3.00%, 6/1/30(a)	7,940,000
17,600,000	Sullivan County HEFA for Wellmont Health System, 1.60%, 9/1/32(a)	17,600,000
		76,845,000
	TEXAS—4.6%
1,400,000	Austin Airport System Revenue, 1.64%, 11/15/17(a)	1,400,000
1,850,000	Denton Utility System Revenue, Series A, 6.00%, 12/1/08	1,886,451
8,000,000	Houston Texas Airport System Revenue, 2.00%, 9/5/08	8,000,000
1,500,000	Houston Texas Utility System Revenue First Lien, 1.50%, 5/15/34(a)	1,500,000
7,020,000	Mesquite County HCF for Christian Care Centers Inc., 1.60%, 2/15/30(a)	7,020,000
1,500,000	Montgomery County GO for Unlimited Tax Adjustable Rate, Series B, 5.00%, 3/1/28	1,511,014
8,300,000	North Texas HEA for Student Loan Revenue, Series A, 1.70%, 12/1/38(a)	8,300,000
21,090,000	North Texas Thruway Authority BANS, 4.13%, 11/19/08	21,090,000
6,800,000	Tarrant County Retirement Facilities for Northwest Senior-Edgemere Project, Series B, 1.60%, 11/15/36 (a)	6,800,000
5,400,000	Travis County HFA for Querencia Barton Creek, Series C, 1.60%, 11/15/35(a)	5,400,000
		62,907,465

See notes to financial statements.

RESERVE MUNICIPAL MONEY MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)		Value (Note 1)
	VIRGINIA—0.8%
$3,390,000	King George County IDA SWD for Garnet of Virginia Inc. Project, 1.75%, 9/1/21(a)		$3,390,000
225,000	Nelson County IDA for Taylor-Ramsey Corporation, 1.75%, 8/1/09(a)		225,000
4,730,000	Pocahontas Parkway Association for Toll Road Revenue, Series A, 5.00%, 8/15/08		4,839,972
550,000	Pocahontas Parkway Association for Toll Road Revenue, Series A, 5.50%, 8/15/08		565,311
180,000	Virginia Beach DAR EFA for Virginia Wesleyan College Project, 1.55%, 7/1/33(a)		180,000
1,150,000	Virginia Beach DAR IDA for Architectural Graphics Project, 1.70%, 5/1/20(a)		1,150,000
180,000	Williamsburg IDA for Colonial Williamsburg Foundation, 1.55%, 12/1/18(a)		180,000
			10,530,283
	WASHINGTON—2.6%
15,000,000	Chelan County Public Utility District #1, Series B, 1.86%, 7/1/32(a)		15,000,000
1,000,000	King County School District No. 406 South Central GO, 5.15%, 6/1/08		1,000,000
7,540,000	Snohomish County Public Utility Revenue for Generation Systems, 2.10%, 1/1/25(a)		7,540,000
4,300,000	Washington State EDA SWD for Waste Management Inc. Project, 1.75%, 10/1/27(a)		4,300,000
1,800,000	Washington State EDA SWD for Waste Management Inc. Project, 1.75%, 7/1/27(a)		1,800,000
6,000,000	Washington State GO, 5.50%, 9/1/08		6,050,422
			35,690,422
	WISCONSIN—0.7%
1,000,000	Superior IDR for Amsoil Inc. Project, 3.26%, 10/1/21(a)		1,000,000
2,000,000	Wisconsin HEFA for Froedtert & Community Health, Series C, 1.90%, 4/1/35(a)		2,000,000
3,500,000	Wisconsin HEFA for Marshfield Clinic, Series B, 1.64%, 1/15/36(a)		3,500,000
2,905,000	Wisconsin Housing EDA, Series B, 2.50%, 5/1/32(a)		2,905,000
			9,405,000
	WYOMING—0.6%
8,500,000	Campbell County IDR for Two Elk Generation Partners Project, 3.65%, 11/28/08(a)		8,500,000

Total Investments (Cost* $1,364,351,373)	98.6%		1,364,351,373
Comprehensive management fees payable	(0.0	)^	(28,522)
Distribution(12b-1) fees payable	(0.0	)^	(4,459)
Other assets less liabilities	1.4		18,956,815
Net Assets	100.0%		$1,383,275,207

Net asset value, offering and redemption price per share, based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class:
313,107,131 shares Class R	$1.00
3,353,145 shares Investor Class II**	$1.00
9,924,809 shares Investor Class I**	$1.00
192,292,228 shares Class Treasurer’s Trust	$1.00
28,639,078 shares Liquidity Class V**	$1.00
130,942,953 shares Liquidity Class III**	$1.00
10,079 shares Liquidity Class II**	$1.00
175,835,610 shares Liquidity Class I**	$1.00
529,167,917 shares Class Institutional	$1.00

**  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75, and 95 were renamed Investor Classes I, II and III, respectively. Liquidity Class II commenced operations on February 8, 2008.

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—CALIFORNIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—95.7%	Value (Note 1)
	CALIFORNIA—90.7%
$2,535,000	ABAG Financial Authority for Nonprofit Corporations MFH for Colma Bart Apartments, Series A, 1.55%,11/15/35(a)	$2,535,000
545,000	Alameda Contra Costa COPS for Capital Improvements Project, Series F, 1.43%, 8/1/23(a)	545,000
2,400,000	Bay Area Toll Authority for San Francisco Bay Area, Series A, 2.58%, 4/1/36(a)	2,400,000
2,000,000	Big Bear Lake IDA for Southwest Gas Corp. Project, Series A, 1.56%, 12/1/28(a)	2,000,000
1,000,000	California Health Facilities Financing Authority for Catholic Health Facilities, Series J, 1.29%, 7/1/33(a)	1,000,000
940,000	California HFA for Home Mortgage, Series C, 1.48%, 8/1/31(a)	940,000
990,000	California HFA for Home Mortgage, Series F, 1.48%, 2/1/34(a)	990,000
1,000,000	California HFA for Home Mortgage, Series R, 2.60%, 8/1/32(a)	1,000,000
2,540,000	California Infrastructure and Economic Development for SRI International, Series A, 1.31%, 9/1/28(a)	2,540,000
1,000,000	California MFA for Vacaville Christian Schools, 1.41%, 8/1/37(a)	1,000,000
2,500,000	California MFA SWD for Waste Management Inc. Project, Series A, 1.55%, 2/1/19(a)	2,500,000
3,000,000	California PCR for Wadham Energy LP, Series C, 3.10%, 11/1/17(a)	3,000,000
1,150,000	California State Department of Water Power Supply, Series C-9, 1.30%, 5/1/22(a)	1,150,000
400,000	California State GO, 4.50%, 10/1/08	402,752
3,000,000	California State RANS, 4.00%, 6/30/08	3,001,470
3,100,000	California Statewide CDA COPS for Covenant Retirement Communities, 1.43%, 12/1/25(a)	3,100,000
625,000	California Statewide CDA for Goodwill of Santa Cruz, 1.33%, 2/1/38(a)	625,000
1,065,000	California Statewide CDA for Masters College, 1.35%, 2/1/32(a)	1,065,000
800,000	California Statewide CDA for Sweep Loan Program, Series B, 1.30%, 6/1/35(a)	800,000
700,000	California Statewide CDA MFH for Avian Glen Apartments Project, Series 00, 1.60%, 8/1/39(a)	700,000
400,000	California Statewide CDA MFH for Crossings Madera, Series B, 1.60%, 1/1/38(a)	400,000
400,000	California Statewide CDA MFH for Stoneridge Elk Grove, Series Q, 1.60%, 10/1/38(a)	400,000
1,415,000	Central Basin Municipal Water District COPS for 2007 Project, Series B, 1.45%, 8/1/37(a)	1,415,000
1,475,000	Concord MFH for Maplewood & Golden Glen, Series A, 1.67%, 12/1/30(a)	1,475,000
1,400,000	Fremont COPS for 1998 Family Resource Center Financing Project, 1.43%, 8/1/28(a)	1,400,000
2,000,000	Imperial Irrigation, Series A, 1.25%, 6/5/08	2,000,000
3,240,000	Los Angeles CDA COPS for Broadway-Spring Center Project, 1.60%, 7/1/12(a)	3,240,000
3,100,000	Los Angeles CDA MFH for 2nd & Central Apartments Project, Series A, 1.55%, 12/1/38(a)	3,100,000
2,805,000	Los Angeles CDA MFH for Security Building Project, Series A, 1.65%, 12/15/34(a)	2,805,000
3,000,000	Los Angeles County Sanitation District Financing Authority ROCS RR II R-12139, 1.62%, 10/1/34(a)	3,000,000
3,000,000	Los Angeles Municipal Improvement, Series A-1, 1.35%, 6/18/08	3,000,000
2,000,000	Los Angeles Municipal Improvement, Series A-1, 1.65%, 7/8/08	2,000,000
3,585,000	Metropolitan Water District of Southern California Waterworks Revenue, 1.55%, 7/1/37(a)	3,585,000
1,000,000	Northern California Power Agency for Hydroelectric No. 1, Series A, 1.70%, 7/1/23(a)	1,000,000
1,000,000	Orange County Local Transportation Authority Sales Tax Revenue, Series A, 5.50%, 2/15/09	1,021,464
1,100,000	Riverside County Asset Leasing Corp. for Southwest Justice Center, Series B, 1.65%, 11/1/32(a)	1,100,000
2,175,000	Riverside County Community Facilities for Special Tax No. 88-4, 1.45%, 9/1/14(a)	2,175,000
1,000,000	Riverside County IDA IDR for Rockwin Corp. Project, Series II, 1.80%, 9/1/17(a)	1,000,000
1,000,000	Riverside County IDA IDR for Spenuzza Inc. Project, 1.55%, 11/1/34(a)	1,000,000
1,950,000	San Francisco City and County Airports Commission International Terminal, Series 34A, 1.48%, 5/1/29(a)	1,950,000
770,000	San Francisco City and County Airports Commission International Terminal, Series 37A, 1.80%, 5/1/19(a)	770,000
1,400,000	San Francisco City and County Redevelopment Agency MFH for Maria Manor Apartments, Series F, 1.55%, 12/1/33(a)	1,400,000
3,500,000	San Jose Redevelopment Tax Allocation for Housing Set Aside Merged, Series C, 1.54%, 8/1/35(a)	3,500,000
1,200,000	Santa Ana Unified School District COPS for School Improvements, 1.30%, 7/1/15(a)	1,200,000
200,000	South San Francisco MFH for Magnolia Plaza Apartments, Series A, 1.58%, 5/1/17(a)	200,000
1,385,000	Watereuse Financial Authority for Public Improvements, 1.40%, 5/1/28(a)	1,385,000
		76,815,686

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—CALIFORNIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)		Value (Note 1)
	PUERTO RICO—5.0%
$4,200,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08		$4,205,640

Total Investments (Cost* $81,021,326)	95.7%		81,021,326
Comprehensive management fees payable	(0.0	)^	(3,749)
Distribution (12b-1) fees payable	(0.0	)^	(1,157)
Other assets less liabilities	4.3		3,678,452
Net Assets	100.0%		$84,694,872
Net asset value, offering and redemption price per share, based on 84,694,872 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—CONNECTICUT MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—96.6%		Value (Note 1)
	CONNECTICUT—87.6%
$1,965,000	Connecticut DAR for Independent Living Project, 1.50%, 7/1/15(a)		$1,965,000
466,000	Connecticut DAR for Pierce Memorial Baptist Home, 1.50%, 10/1/28(a)		466,000
1,965,000	Connecticut DAR for Solid Waste-Rand/Whitney Project, 1.61%, 8/1/23(a)		1,965,000
1,855,000	Connecticut GO, Series A, 1.63%, 2/15/21(a)		1,855,000
1,000,000	Connecticut GO, Series G, 4.50%, 3/15/09		1,020,407
440,000	Connecticut HEFA for Avon Old Farms School, Series B, 1.45%, 7/1/35(a)		440,000
200,000	Connecticut HEFA for Edgehill Continuing Care Retirement, Series C, 1.00%, 7/1/27(a)		200,000
870,000	Connecticut HEFA for Greenwich Academy, Series C, 1.51%, 3/1/37(a)		870,000
1,100,000	Connecticut HEFA for Health Care Capital Asset, Series A-1, 1.45%, 7/1/31(a)		1,100,000
1,975,000	Connecticut HEFA for Hotchkiss School, Series A, 1.50%, 7/1/30(a)		1,975,000
1,000,000	Connecticut HEFA for Kingswood-Oxford School, Series B, 1.65%, 7/1/30(a)		1,000,000
1,000,000	Connecticut HEFA for Klingberg Family Center, Series A 1.50%, 7/1/32(a)		1,000,000
1,925,000	Connecticut HEFA for Lawrence & Memorial Hospital Inc., Series E, 1.45%, 7/1/34(a)		1,925,000
1,870,000	Connecticut HEFA for Masonicare Corp., Series C, 1.00%, 7/1/37(a)		1,870,000
550,000	Connecticut HEFA for Middlesex Hospital, 3.00%, 7/1/08		550,442
1,775,000	Connecticut HEFA for Pomfret School Issue, Series A, 1.45%, 7/1/24(a)		1,775,000
900,000	Connecticut HEFA for Quinnipiac University, Series J, 1.55%, 7/1/37(a)		900,000
1,000,000	Connecticut HEFA for University of Bridgeport, Series B, 1.62%, 7/1/37(a)		1,000,000
400,000	Connecticut HEFA for University of New Haven, Series E, 1.57%, 7/1/35(a)		400,000
1,960,000	Connecticut HEFA for Wesleyan University, Series F, 1.45%, 7/1/40(a)		1,960,000
600,000	Connecticut HEFA for Yale University, Series T-2, 1.45%, 7/1/29(a)(b)		600,000
1,055,000	Connecticut HEFA for Yale University, Series U, 1.45%, 7/1/33(a)(b)		1,055,000
320,000	Connecticut HEFA for Yale University, Series X-2, 1.38%, 7/1/37(a)(b)		320,000
1,000,000	Connecticut HFA for Cil Realty Inc., 1.50%, 7/1/32(a)		1,000,000
685,000	Connecticut HFA Mortgage Financing Program, Series B-3, 1.80%, 11/15/31(a)		685,000
1,285,000	Connecticut HFA Mortgage Financing Program, Series D-3, 1.80%, 5/15/33(a)		1,285,000
335,000	Greenwich GO, 3.00%, 6/1/08		335,008
1,975,000	Hartford MHR for Underwood Towers Project, 1.45%, 6/1/20(a)		1,975,000
2,225,000	New Britain BANS, 4.00%, 3/31/09		2,261,302
1,000,000	Waterbury BANS, 4.50%, 9/3/08		1,002,157
			34,755,316
	CALIFORNIA—4.0%
1,600,000	Riverside County Asset Leasing Corp. Leasehold Revenue for Southwest Justice Center, Series B, 1.65%, 11/1/32(a)		1,600,000
	PUERTO RICO—5.0%
220,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 1.58%, 7/1/29(a)		220,000
935,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-3, 1.25%, 7/1/29(a)		935,000
800,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08		801,074
			1,956,074

Total Investments (Cost* $38,311,390)		96.6%	38,311,390
Comprehensive management fees payable	(0.0	)^	(1,755)
Distribution (12b-1) fees payable	(0.0	)^	(542)
Other assets less liabilities	3.4		1,351,222
Net Assets		100.0%	$39,660,315
Net asset value, offering and redemption price per share, based on 39,660,315 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—FLORIDA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—97.7%	Value (Note 1)
	FLORIDA—97.7%
$2,400,000	Atlantic Beach HCF for Fleet Landing Project, 1.65%, 1/1/37(a)	$2,400,000
1,715,000	Broward County HFA MHR for Jacaranda Village Apartments, 1.64%, 9/1/22(a)	1,715,000
180,000	Broward County HFA MHR for Palms of Deerfield Beach, 1.75%, 8/15/38(a)	180,000
1,880,000	Broward County School Board COPS for School Improvements, 1.55%, 7/1/21(a)	1,880,000
1,050,000	Capital Travel Agency for Aero Miami Project Air Cargo, 1.85%, 8/1/34(a)	1,050,000
535,000	Charlotte County Utility Revenue, Series A, 1.65%-2.20%, 10/1/21(a)	535,000
1,650,000	Coconut Creek IDR for Elite Aluminum Corp. Project, 1.75%, 11/1/22(a)	1,650,000
135,000	Collier County HCFA for The Moorings Inc. Project, 1.60%, 12/1/24(a)	135,000
1,770,000	Dade County IDA for Dolphins Stadium Project, Series B, 1.59%, 1/1/16(a)	1,770,000
150,000	Dade County IDA for Dolphins Stadium Project, Series D, 1.59%, 1/1/16(a)	150,000
1,265,000	Florida HFC Multifamily for Bridgewater Club, Series L-1, 1.63%, 6/1/34(a)	1,265,000
1,500,000	Florida HFC Multifamily for Collins Cove Apartments, Series W, 1.63%, 2/1/36(a)	1,500,000
1,675,000	Florida HFC Multifamily for Falls of Venice Project, 2.47%, 12/1/31(a)	1,675,000
640,000	Florida HFC Multifamily for Lighthouse Bay Apartments, Series 1, 1.56%, 11/1/32(a)	640,000
2,300,000	Florida HFC Multifamily for Wellesley Apartments, Series O, 1.63%, 8/1/35(a)	2,300,000
400,000	Florida State Board of Education GO for Public Education, Series A, 5.20%, 6/1/08	404,022
275,000	Florida State Board of Education GO, Series B, 3.50%, 1/1/09	276,974
1,805,000	Florida State Board of Education Lottery Revenue for School Improvements, Series B, 5.00%, 7/1/08	1,809,347
1,200,000	Florida State Municipal Power Agency for Stanton Project, 2.50%, 10/1/19(a)	1,200,000
1,500,000	Hillsborough County HFA Multifamily for Brandon Crossing Partners, Series A, 1.75%, 11/15/31(a)	1,500,000
2,000,000	Hillsborough County IDR for Carrollwood Day School Project,1.63%, 6/1/31(a)	2,000,000
430,000	Indian River County for St. Edward’s School Project, 1.63%, 7/1/27(a)	430,000
1,180,000	Jacksonville EDC for Holland Sheltair, Series A-1, 1.75%, 11/1/34(a)	1,180,000
265,000	Jacksonville HCFA for River Garden Hebrew Home Project, 1.63%, 2/1/18(a)	265,000
1,000,000	JEA District Energy System Revenue, Series A, 1.55%, 10/1/34(a)	1,000,000
825,000	Marion County HFA for Paddock Apartments, 1.63%, 10/15/32(a)	825,000
480,000	Marion County IDA for Hospice of Marion County Inc. Project, 1.63%, 8/1/23(a)	480,000
2,725,000	Miami-Dade County IDA for Airbus Service Co., Series A, 1.75%, 4/1/30(a)	2,725,000
500,000	Miami-Dade County IDA for Professional Modification, 1.68%, 8/1/18(a)	500,000
3,650,000	Miami-Dade County IDA SWD for Waste Management Inc. Project, 1.75%, 9/1/27(a)	3,650,000
700,000	Orange County IDA for Independent Blood & Tissue Services, 1.60%, 10/1/27(a)	700,000
2,040,000	Orange County School Board COPS, Series B, 2.51%, 8/1/32(a)	2,040,000
970,000	Orlando & Orange County Expressway Authority Revenue, Series C-3, 2.05%-3.03%, 7/1/25(a)	970,000
1,300,000	Palm Beach County Airport Revenue for Galaxy Aviation, 1.80%, 9/1/28(a)	1,300,000
380,000	Palm Beach County EDA for YMCA of South Palm Beach Project, 1.63%, 11/1/28(a)	380,000
765,000	Palm Beach County HCFA for Jupiter Medical Center Inc., Series B, 1.65%, 8/1/20(a)	765,000
1,400,000	Palm Beach County School Board COPS, Series B, 1.51%, 8/1/27(a)	1,400,000
800,000	Pinellas County HCFA for Mease Manor Inc., Series A, 1.65%, 11/1/15(a)	800,000
545,000	Pinellas County HCFA for Pooled Hospital Loan Program, Series 85, 4.00%, 12/1/15(a)	545,000
2,195,000	Port Orange for Palmer College Project, 1.55%, 10/1/32(a)	2,195,000
200,000	Seminole County IDA HCF for Multi-Modal Florida Living Nursing, 1.82%, 2/1/11(a)	200,000
1,950,000	St. Johns County HFA Multifamily for Summerset Village LLC, 1.75%, 10/1/37(a)	1,950,000
1,300,000	Tampa for Tampa LLC Project-University of Tampa, Series A, 1.63%, 10/1/37(a)	1,300,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—FLORIDA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)			Value (Note 1)
	FLORIDA (Continued)
$450,000	USF Financing Corp. COPS for College of Medicine Health Facilities, 1.60%, 7/1/37(a)			$450,000
850,000	USF Financing Corp. COPS for College of Medicine Health Facilities, Series A-2, 1.60%, 7/1/36(a)			850,000
800,000	Volusia County HFA Multifamily for Anatole Apartments, 1.63%, 10/15/32(a)			800,000
				53,735,343

	Total Investments (Cost* $53,735,343)	97.7%		53,735,343
	Comprehensive management fees payable	(0.0	)^	(2,434)
	Distribution (12b-1) fees payable	(0.0	)^	(751)
	Other assets less liabilities	2.3		1,264,837
	Net Assets	100.0%		$54,996,995
	Net asset value, offering and redemption price per share, based on 54,996,995 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—MASSACHUSETTS MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—96.6%	Value (Note 1)
	MASSACHUSETTS—94.0%
$1,100,000	Chelsea GO, 5.50%, 6/15/08	$1,101,605
600,000	Massachusetts DFA for Babson College, Series A, 1.50%, 10/1/32(a)	600,000
1,325,000	Massachusetts DFA for Briarwood Retirement, Series A, 1.57%, 1/1/35(a)	1,325,000
1,400,000	Massachusetts DFA for Brooksby Village Inc. Project, 1.60%, 7/1/32(a)	1,400,000
400,000	Massachusetts DFA for Draper Laboratory Issue, 3.20%, 6/1/30(a)	400,000
800,000	Massachusetts DFA for Gann Academy Project, 1.63%, 6/1/32(a)	800,000
1,350,000	Massachusetts DFA for Jewish Geriatric Services, 1.57%, 5/15/34(a)	1,350,000
300,000	Massachusetts DFA for Lawrence Academy Project, Series A, 1.52%, 5/1/33(a)	300,000
595,000	Massachusetts DFA for Mystic Valley Regional School, 1.62%, 6/15/08(a)	595,000
1,410,000	Massachusetts DFA for Notre Dame Health Care Center, 1.67%, 10/1/29(a)	1,410,000
1,408,000	Massachusetts DFA for Smith College, 1.40%, 7/1/24(a)(b)	1,408,000
825,000	Massachusetts DFA for Sophia Snow House Project, Series A, 1.52%, 1/1/34(a)	825,000
300,000	Massachusetts DFA IDR for Leaktite Corp., 1.60%, 8/1/19(a)	300,000
800,000	Massachusetts DFA IDR for Ocean Spray Cranberries Project, 1.63%, 10/15/11(a)	800,000
200,000	Massachusetts DFA Senior Living Facility for New England Deaconess Association, 1.55%, 6/1/34(a)	200,000
1,300,000	Massachusetts DFA SWD for Newark Group Inc. Project, Series C, 1.60%, 7/1/31(a)	1,300,000
1,200,000	Massachusetts HEFA for Bentley College Issue, Series K, 1.66%, 7/1/30(a)	1,200,000
200,000	Massachusetts HEFA for Capital Assets Program, Series D, 1.65%, 1/1/35(a)	200,000
400,000	Massachusetts HEFA for Capital Assets Program, Series G-1, 1.85%, 1/1/19(a)	400,000
1,200,000	Massachusetts HEFA for Hallmark Health Systems, Series B, 1.55%, 7/1/27(a)	1,200,000
1,375,000	Massachusetts HEFA for Harvard University, Series Y, 1.30%, 7/1/35(a)(b)	1,375,000
880,000	Massachusetts HEFA for MIT, Series J-2, 1.30%, 7/1/31(a)(b)	880,000
580,000	Massachusetts HEFA for Partners Healthcare Systems, Series P-1, 1.53%, 7/1/27(a)	580,000
1,330,000	Massachusetts HEFA for University of Massachusetts, Series A, 1.50%, 11/1/30(a)(b)	1,330,000
1,300,000	Massachusetts HEFA for Wellesley College, Series E, 1.60%, 7/1/22(a)(b)	1,300,000
690,000	Massachusetts HEFA for Williams College, Series E, 1.50%, 8/1/14(a)(b)	690,000
710,000	Massachusetts HFA for Single Family Housing, 1.70%, 12/1/30(a)	710,000
300,000	Massachusetts IFA for Cambridge Isotope Labs Inc, 1.60%, 6/1/15(a)	300,000
1,150,000	Massachusetts State GO Limited, Series A, 5.38%, 8/1/08	1,155,982
1,000,000	Massachusetts State GO Unlimited, Series A, 1.55%, 9/1/16(a)	1,000,000
600,000	Massachusetts State GO Unlimited, Series B, 1.55%, 9/1/16(a)	600,000
1,600,000	Massachusetts WRA for Water Utility Improvements, Series A, 3.65%, 4/1/28(a)	1,600,000
		28,635,587
	PUERTO RICO—2.6%
800,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08	801,074

Total Investments (Cost* $29,436,661)	96.6%		29,436,661
Comprehensive management fees payable	(0.0	)^	(1,319)
Distribution (12b-1) fees payable	(0.0	)^	(380)
Other assets less liabilities	3.4		1,037,803
Net Assets	100.0%		$30,472,765
Net asset value, offering and redemption price per share of each class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class: 27,793,679 shares, Class R			$1.00
2,679,086 shares, Class Treasurer’s Trust			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—MICHIGAN MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—94.8%	Value (Note 1)
	MICHIGAN—90.8%
$1,260,000	Ann Arbor EDC for Glacier Hills Inc. Project, Series A, 1.60%, 11/1/25(a)	$1,260,000
100,000	Detroit EDC for Waterfront Reclamation, Series A, 1.55%, 5/1/09(a)	100,000
100,000	Detroit Sewer Disposable Revenue for Senior Lien, Series B, 1.50%, 7/1/33(a)	100,000
1,300,000	Detroit Sewer Disposable Revenue for Senior Lien, Series C-1, 1.65%, 7/1/27(a)	1,300,000
235,000	Green Lake Township EDC for Interlochen Center Project, 1.55%, 6/1/34(a)	235,000
1,000,000	Jackson County EDC for Thrifty Leoni Inc. Project, 1.70%, 12/1/14(a)	1,000,000
410,000	Jackson County EDC for Vista Grande Villa, Series A, 1.45%, 11/1/31(a)	410,000
1,460,000	Jackson County HRB for W.A. Foote Memorial Hospital, Series C, 2.45%, 5/12/26(a)	1,460,000
25,000	Kalamazoo HRB for Bronson Methodist Hospital, 1.51%, 5/15/36(a)	25,000
1,385,000	Kalamazoo HRB for Bronson Methodist Hospital, Series B, 1.95%, 12/1/15(a)	1,385,000
1,200,000	Kentwood EDC for Holland Home, Series B, 1.60%, 11/1/32(a)	1,200,000
1,260,000	Lenawee County EDC for Siena Heights University Project, 1.63% 11/1/24(a)	1,260,000
1,295,000	Michigan State Building Authority for Multi-Modal Facilities Program, Series II A, 1.57%, 10/15/40(a)	1,295,000
1,050,000	Michigan State HDA, Series 1999 B2, 1.88%, 6/1/24(a)	1,050,000
145,000	Michigan State HDA, Series 2000 A, 1.68%, 12/1/16(a)	145,000
1,270,000	Michigan HFR for Henry Ford Health, Series B, 1.53%, 11/15/40(a)	1,270,000
1,260,000	Michigan State HDA MHR for Courtyards of Taylor, Series A, 1.56%, 8/15/32(a)	1,260,000
625,000	Michigan State University General Revenue, Series A, 1.50%, 8/15/32(a)	625,000
1,435,000	Michigan Strategic Fund for American Cancer Society Project, 3.18%, 6/1/37(a)	1,435,000
1,400,000	Michigan Strategic Fund for Detroit Edison, Series ET, 1.55%, 8/1/29(a)	1,400,000
100,000	Michigan Strategic Fund for Louisiana-Pacific Corp., 1.65%, 9/1/09(a)	100,000
1,440,000	Michigan Strategic Fund for Metaltec Steel Abrasive Co., 1.85%, 8/1/31(a)	1,440,000
1,180,000	Michigan Strategic Fund for MOT LLC Project, 1.55%, 12/1/34(a)	1,180,000
1,265,000	Michigan Strategic Fund for Rest Haven Christian Services, 1.64%, 11/15/34(a)	1,265,000
80,000	Michigan Strategic Fund for Transnav Technologies Inc., 1.75%, 12/1/27(a)	80,000
1,265,000	Milan Area Schools Unlimited GO, 1.65%, 5/1/30(a)	1,265,000
600,000	Royal Oak HRB for William Beaumont Hospital, Series U, 1.85%, 1/1/20(a)	600,000
500,000	Oakland County EDC for Openings LP Project, 1.65%, 12/1/32(a)	500,000
1,465,000	University of Michigan Revenue for General Purposes, Series B, 1.35%, 4/1/28(a)(b)	1,465,000
180,000	University of Michigan Revenue for Hospital Purposes, Series A, 1.55%, 12/1/27(a)(b)	180,000
400,000	Woodhaven Brownstown School District GO for School Building and Site, Series B, 1.66%, 5/1/34(a)	400,000
		26,690,000
	PUERTO RICO—4.0%
590,000	Puerto Rico Commonwealth GO Unlimited for Public Improvement, Series A-2, 1.58%, 7/1/29(a)	590,000
600,000	Puerto Rico Commonwealth GO Unlimited for Public Improvement, Series A-4, 1.25%, 7/1/31(a)	600,000
		1,190,000

Total Investments (Cost* $27,880,000)	94.8%	27,880,000
Other assets less liabilities	5.2	1,528,202
Net Assets	100.0%	$29,408,202

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—MICHIGAN MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2008

Assets
Investments in securities, at value (Cost $27,880,000)	$27,880,000
Cash	1,457,850
Interest receivable	67,867
Other assets	4,191
Total Assets	29,409,908
Liabilities
Comprehensive management fees payable	1,302
Distribution (12b-1) fees payable	402
Trustees fees payable	2
Total Liabilities	1,706
Net Assets	$29,408,202
Net asset value, offering and redemption price per share, based on $29,408,202 shares of beneficial interest, $.001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—NEW JERSEY MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—95.2%	Value (Note 1)
	NEW JERSEY—82.5%
$300,000	Essex County for Jewish Community Center Metrowest Project, 1.56%, 7/1/25(a)	$300,000
3,550,000	Hudson County Pooled Government Loan Program, 1.45%, 7/15/26(a)	3,550,000
2,490,000	New Jersey Building Authority Revenue, Sub-Series A-3, 1.55%, 6/15/23(a)	2,490,000
1,400,000	New Jersey Building Authority Revenue, Sub-Series A-4, 1.45%, 6/15/23(a)	1,400,000
600,000	New Jersey EDA for Bennedictine Abbey Newark, 1.55%, 12/1/30(a)	600,000
975,000	New Jersey EDA for Cascade Corp., Series A, 1.60%, 2/1/38(a)	975,000
2,305,000	New Jersey EDA for Catholic Community Services Project, 1.58%, 5/1/23(a)	2,305,000
1,000,000	New Jersey EDA for Cedar Crest Village Inc, Series A, 1.52%, 1/1/36(a)	1,000,000
3,965,000	New Jersey EDA for Geriatrics Housing Services Project, 1.47%, 11/1/31(a)	3,965,000
2,020,000	New Jersey EDA for Hun School of Princeton Project, 1.57%, 11/1/34(a)	2,020,000
190,000	New Jersey EDA for Institute of Electrical, Series A, 1.58%, 4/1/14(a)	190,000
540,000	New Jersey EDA for Morris Museum Project, 1.52%, 2/1/31(a)	540,000
3,000,000	New Jersey EDA for Port Newark Container LLC, 1.60%, 7/1/30(a)	3,000,000
1,000,000	New Jersey EDA for Ranney School Project, 1.60%, 8/1/37(a)	1,000,000
450,000	New Jersey EDA for Republic Services Inc. Project, 1.55%, 9/1/13(a)	450,000
700,000	New Jersey EDA for RJB Associates LP, 1.57%, 8/1/08(a)	700,000
1,030,000	New Jersey EDA for Stuart Country Day School, 1.65%, 10/1/32(a)	1,030,000
2,800,000	New Jersey EDA for Thermal Energy Facilities Ltd., Series A, 1.80%, 12/1/31(a)	2,800,000
540,000	New Jersey EDA for Thermal Marina Energy LLC, Series A, 1.60%, 9/1/31(a)	540,000
1,550,000	New Jersey EDA for USGA Project, 1.57%, 5/1/23(a)	1,550,000
900,000	New Jersey EDA for VPR Commerce Center Project, 1.57%, 8/1/17(a)	900,000
2,200,000	New Jersey EFA, Series 97-A, 2.10%, 6/10/08	2,200,000
2,000,000	New Jersey HCF for Community Hospital, Series A-1, 1.56%, 7/1/20(a)	2,000,000
800,000	New Jersey HCF for Matheny School Hospital, Series A-2, 1.53%, 7/1/23(a)	800,000
3,600,000	New Jersey HCF for Meridian, 2.60%, 7/1/38(a)	3,600,000
250,000	New Jersey HCF for Robert Wood Johnson @ Rahway Hospital, Series A-8, 1.56%, 7/1/23(a)	250,000
3,205,000	New Jersey HCF for St. Barnabas, Series A, 1.47%, 7/1/31(a)	3,205,000
2,367,000	New Jersey Sports & Exposition Authority, Series B-1, 1.50%, 3/1/21(a)	2,367,000
2,855,000	New Jersey State Housing & Mortgage Finance Agency MFH, Series G, 1.60%, 5/1/34(a)	2,855,000
1,565,000	New Jersey State Housing & Mortgage Finance Agency Single Family, Series O, 1.60%, 10/1/26(a)	1,565,000
4,000,000	New Jersey State TRANS, 4.50%, 6/24/08	4,002,205
2,670,000	New Jersey Turnpike Authority, Series C-1, 1.50%, 1/1/24(a)	2,670,000
1,000,000	New Jersey Turnpike Authority, Series C-2, 1.50%, 1/1/24(a)	1,000,000
3,300,000	Salem County PCR for Atlantic City Electric Co., 2.30%, 4/15/14(a)	3,300,000
335,000	Union City GO, 6.38%, 11/1/08	339,833
		61,459,038
	FLORIDA—2.8%
2,050,000	University of South Florida Foundation for Interdisciplinary Studies, Series A, 2.32%, 8/1/34(a)	2,050,000
	NEW YORK—6.6%
1,900,000	New York State HDR for Boricua Village Apartments, Series A-2, 1.58%, 9/1/42(a)	1,900,000
3,040,000	Port Authority of New York & New Jersey, Series B, 1.85%, 6/5/08	3,040,000
		4,940,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—NEW JERSEY MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)			Value (Note 1)
	PUERTO RICO—3.3%
$545,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 1.58%, 7/1/29(a)			$545,000
1,900,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08			1,902,551
				2,447,551

	Total Investments (Cost* $70,896,589)	95.2%		70,896,589
	Comprehensive management fees payable	(0.0	)^	(3,296)
	Distribution (12b-1) fees payable	(0.0	)^	(1,017)
	Other assets less liabilities	4.8		3,576,173
	Net Assets	100.0%		$74,468,449
	Net asset value, offering and redemption price per share, based on $74,468,449 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—OHIO MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—99.7%		Value (Note 1)
	OHIO—98.6%
$1,180,000	Akron Bath Copley Joint Township HRB for Summa Health System, Series B, 1.65%, 11/1/34(a)		$1,180,000
375,000	Allen County HCF for Mennonite Memorial Home Project, 1.63%, 2/1/18(a)		375,000
980,000	Butler County HCF for Lifesphere Project, 1.55%, 5/1/27(a)		980,000
550,000	Cleveland Waterworks Revenue, Series L, 2.60%, 1/1/33(a)		550,000
700,000	Cleveland-Cuyahoga County Port Authority for Carnegie/89th Garage Project, 2.95% - 3.60%, 1/1/37(a)		700,000
845,000	Cleveland-Cuyahoga County Port Authority for Euclid/93rd Garage & Office, 1.56%, 1/1/34(a)		845,000
320,000	Cleveland-Cuyahoga County Port Authority for Special Buildings 1 & 3 LLC, 3.63%, 1/1/37(a)		320,000
500,000	Clinton County Airport Facilities Revenue for Wilmington Air Park Inc., 1.63%, 6/1/11(a)		500,000
750,000	Columbus Regional Airport Authority for Capital Funding, Series A, 1.64%, 3/1/34(a)		750,000
750,000	Cuyahoga County Civic Facilities Revenue for Cleveland Health Education Museum, 1.69%, 3/1/32(a)		750,000
2,300,000	Cuyahoga County EDA for Cleveland Botanical Gardens Project, 1.65%, 7/1/31(a)		2,300,000
595,000	Franklin County HCF for Friendship Village of Dublin, Series B, 1.60%, 11/1/34(a)		595,000
250,000	Franklin County HRB for U.S. Health Corporation, Series B, 1.53%, 12/1/20(a)		250,000
435,000	Greene County Revenue for Fairview Extended, Series B, 1.40%, 1/1/11(a)		435,000
950,000	Hamilton County HCF for Episcopal Retirement Homes Inc., Series B, 1.55%, 6/1/35(a)		950,000
820,000	Hamilton County HCF for MLB Hilltop Health Facilities Project, Series A, 1.55%, 6/1/22(a)		820,000
1,060,000	Kent State University General Revenue Receipts, 2.58%, 5/1/31(a)		1,060,000
900,000	Middleburgh Heights HRB for Southwest General Health, 1.65%, 8/15/22(a)		900,000
500,000	Montgomery County HRB for Kettering Health, Series B, 1.43%, 8/1/47(a)		500,000
1,300,000	Montgomery County MFH for Cambridge Commons Apartments, Series A, 1.63%, 4/1/38(a)		1,300,000
300,000	Ohio HFA MFH for Chambrel at Montrose, Series F, 1.56%, 11/15/32(a)		300,000
1,200,000	Ohio HFA MFH for Shannon Glen Apartments Project, 1.63%, 12/15/36(a)		1,200,000
150,000	Ohio State Air Quality DAR for Firstenergy Nuclear Generation, Series A, 1.62%, 6/1/33(a)		150,000
650,000	Ohio State Air Quality DAR for Ohio Edison Project, Series A, 1.70%, 2/1/14(a)		650,000
500,000	Ohio State Air Quality DAR for Timken Co. Project, 1.60%, 11/1/25(a)		500,000
1,500,000	Ohio State Building Authority for Adult Correction, Series A, 5.50%, 10/1/08		1,519,324
820,000	Ohio State EFA for Ashland University Project, 1.67%, 9/1/24(a)		820,000
1,320,000	Ohio State EFA for Case Western University, Series A, 1.55%, 10/1/31(a)		1,320,000
100,000	Ohio State University General Revenue Receipts for University & College Improvements, 1.50%, 12/1/27(a)(b)		100,000
880,000	Ohio State WDA PCR for Firstenergy Nuclear Generation Project, Series A, 1.50%, 8/1/33(a)		880,000
250,000	Ohio State WDA PCR for Firstenergy Nuclear Generation Project, Series B, 1.60%, 1/1/34(a)		250,000
100,000	Richland County HCF for Wesleyan Senior Living, Series A, 1.63%, 11/1/27(a)		100,000
255,000	Richland County HCF for Wesleyan Senior Living, Series B, 1.63%, 11/1/27(a)		255,000
1,460,000	Toledo City Services Special Assessment Notes, 2.65%, 12/1/10(a)		1,460,000
565,000	Toledo-Lucas County Port Authority Revenue for Franciscan Communities of St. Mary, Series C, 1.60%, 5/15/38(a)		565,000
1,300,000	University of Akron General Receipts Revenue, Series C-2, 1.50%, 1/1/29(a)		1,300,000
500,000	Wellsville City School District, 5.65%, 12/1/08		518,975
			27,948,299
	PUERTO RICO—1.1%
310,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 1.58%, 7/1/29(a)		310,000

Total Investments (Cost* $28,258,299)		99.7%	28,258,299
Comprehensive management fees payable	(0.0	)^	(1,254)
Distribution (12b-1) fees payable	(0.0	)^	(387)
Other assets less liabilities	0.3		74,317
Net Assets		100.0%	$28,330,975
Net asset value, offering and redemption price per share, based on 28,330,975 shares of beneficial interest, $.001 par value outstanding, Class R			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—92.8%	Value (Note 1)
	PENNSYLVANIA—92.8%
$800,000	Allegheny County DAR for Health Care Dialysis Clinic, 1.55%, 12/1/19(a)	$800,000
1,400,000	Allegheny County DAR for Health Center Presbyterian, Series A, 1.70%, 3/1/20(a)	1,400,000
1,500,000	Allegheny County DAR for Health Center Presbyterian, Series B, 1.70%, 3/1/20(a)	1,500,000
1,800,000	Allegheny County DAR for Health Center Presbyterian, Series D, 1.70%, 3/1/20(a)	1,800,000
2,500,000	Allegheny County IDA for United Jewish Federation, Series B, 1.62%, 10/1/25(a)	2,500,000
1,400,000	Allegheny County IDA for UPMC Health Systems, Series C, 1.64%, 3/1/15(a)	1,400,000
300,000	Beaver County GO, Series B, 1.63%, 10/1/26(a)	300,000
700,000	Beaver County IDA PCR for Firstenergy Nuclear Generation, Series A, 1.55%, 1/1/35(a)	700,000
340,000	Beaver County IDA PCR for Firstenergy Nuclear Generation, Series B, 1.57%, 12/1/35(a)	340,000
2,590,000	Berks County IDA for Kutztown University Foundation Project, 1.63%, 1/1/29(a)	2,590,000
830,000	Bucks County IDA for Law School Admission Council, 1.55%, 5/1/33(a)	830,000
1,750,000	Bucks County IDA for Pennswood Village Project, Series B, 1.55%, 10/1/34(a)	1,750,000
3,580,000	Butler County General Authority for Hampton Township School District Project, 1.65%, 11/15/21(a)	3,580,000
650,000	Butler County IDA for Concordia Lutheran, Series A, 1.65%, 5/1/34(a)	650,000
1,700,000	Butler County IDA for Concordia Lutheran, Series B, 1.65%, 8/1/30(a)	1,700,000
1,000,000	Butler County IDA for Concordia Lutheran, Series C, 1.65%, 10/1/30(a)	1,000,000
195,000	Chester County HEFA for Barclay Friends Project, Series B, 1.54%, 8/1/25(a)	195,000
5,000,000	Cumberland County Municipal Authority for Asbury Obligated Group, 1.63%, 1/1/41(a)	5,000,000
2,000,000	Cumberland County Municipal Authority for Presbyterian Homes Inc., Series B, 1.59%, 12/1/32(a)	2,000,000
250,000	Dauphin County HSR for Pinnacle Health System Project, 1.51%, 8/15/27(a)	250,000
1,600,000	Delaware County IDA for Sun Inc., 1.60%, 11/1/33(a)	1,600,000
3,500,000	Delaware Valley Regional Financial Authority for Local Government, Series A, 1.47%, 12/1/19(a)	3,500,000
200,000	Delaware Valley Regional Financial Authority for Local Government, Series A, 1.47%, 12/1/20(a)	200,000
3,100,000	Fayette County HRB for Fayette Regional Health Systems, Series B, 1.62%, 6/1/37(a)	3,100,000
3,000,000	Franklin County IDA for Menno Haven Projects, 1.68%, 8/15/38(a)	3,000,000
845,000	Hamburg Area School District GO for School Improvements, 1.62%, 5/15/25(a)	845,000
1,450,000	Indiana County IDA PCR for Conemaugh Project, Series A, 1.80%, 6/1/27(a)	1,450,000
1,970,000	Lawrence County IDA for Villa Maria Project, 1.70%, 7/1/33(a)	1,970,000
2,020,000	Lebanon County HCF for ECC Retirement Village Project, 1.67%, 10/15/25(a)	2,020,000
3,750,000	Lehigh County General Purpose Authority for Shepherd Group, Series B, 1.60%, 11/1/27(a)	3,750,000
500,000	Middletown Area School District GO for School Improvements, 1.64%, 6/1/22(a)	500,000
1,300,000	Montgomery County HEA for William Penn Charter, 1.62%, 9/15/31(a)	1,300,000
2,500,000	Montgomery County, IDA Series 94-B, 1.95%, 6/10/08	2,500,000
1,000,000	Montgomery County, IDA Series 96-A, 1.95%, 6/10/08	1,000,000
1,000,000	Nazareth Area School District GO for School Improvements, 1.65%, 2/1/31(a)	1,000,000
795,000	Northampton County IDA for First Mortgage of Kirkland Village, 1.59%, 11/1/30(a)	795,000
3,445,000	Pennsylvania Energy Development for B&W Ebensburg Project, 1.62%, 12/1/11(a)	3,445,000
3,500,000	Pennsylvania State EFA for Drexel University, Series B, 1.59%, 5/1/32(a)	3,500,000
620,000	Pennsylvania State EFA for Independent Colleges, Series E-3, 1.59%, 11/1/14(a)	620,000
1,000,000	Pennsylvania State EFA for Thomas Jefferson University, Series B, 1.55%, 2/1/31(a)	1,000,000
795,000	Pennsylvania State Turnpike Commission for Registration Fees, Series D, 1.60%, 7/15/41(a)	795,000
2,350,000	Pennsylvania State Turnpike Commission for Turnpike Revenue, Series A-3, 1.60%, 12/1/30(a)	2,350,000
2,350,000	Philadelphia IDA for National Board of Medical Examiners Project, 1.90%, 5/1/37(a)	2,350,000
800,000	Philadelphia IDA for Newcourtland Elder Services Project, 1.62%, 3/1/26(a)	800,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—PENNSYLVANIA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	PENNSYLVANIA (Continued)
$350,000	Philadelphia Multi-Modal GO, Series B, 1.62%, 8/1/31(a)	$350,000
2,000,000	Philadelphia WSR, 6.25%, 8/1/08	2,013,988
610,000	Pittsburgh WSR, 2.65%, 9/1/08	610,636
1,750,000	Shaler Area School District GO, Series A, 2.00%, 11/15/08	1,749,773
2,340,000	Southcentral General Authority for Wellspan Health, Series B, 2.85%, 5/15/31(a)	2,340,000
1,000,000	Washington County for Girard Estate Project, 1.55%, 6/1/27(a)	1,000,000
3,700,000	Westmoreland County IDA for Redstone Highlands Apartments, Series B, 1.62%, 1/1/36(a)	3,700,000
		85,439,397

Total Investments (Cost* $85,439,397)	92.8%	85,439,397
Other assets less liabilities	7.2	6,630,680
Net Assets	100.0%	$92,070,077

RESERVE MUNICIPAL MONEY-MARKET TRUST II—PENNSYLVANIA MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2008

Assets
Investments in securities, at value (Cost $85,439,397)	$85,439,397
Cash	5,623,604
Receivable for securities sold	2,565,245
Interest receivable	199,598
Other assets	2,165
Total Assets	93,830,009
Liabilities
Payable for securities purchased	1,751,425
Comprehensive management fees payable	4,075
Distribution (12b-1) fees payable	1,258
Income dividend payable	2,817
Trustee fees payable	3
Other Liabilities	354
Total Liabilities	1,759,932
Net Assets	$92,070,077
Net asset value, offering and redemption price per share, based on 92,070,077 shares of beneficial interest, $.001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—VIRGINIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—95.0%	Value (Note 1)
	VIRGINIA—89.1%
$540,000	Alexandria HDR MFH for Glebe Park Apartments Project, Series A, 1.57%, 8/1/28(a)	$540,000
800,000	Alexandria IDA for Goodwin House Inc., 1.35%, 10/1/35(a)	800,000
200,000	Alexandria IDA for Pooled Loan Program, Series A, 1.55%, 7/1/26(a)	200,000
1,850,000	Arlington County for Ballston Public Parking, 1.70%, 8/1/17(a)	1,850,000
400,000	Botetourt County IDA for Virginia Forge Co. LLC Project, 1.85%, 7/1/11(a)	400,000
500,000	Capital Region Airport Commission for Passenger Facilities, Series B, 1.61%, 6/1/35(a)	500,000
1,500,000	Charles City County EDA SWD for Waste Management Inc. Project, Series A, 1.75%, 2/1/29(a)	1,500,000
1,100,000	Charlottesville IDA EFA for University of Virginia Foundation Projects, Series B, 1.50%, 12/1/37(a)	1,100,000
500,000	Charlottesville IDA for Sequel Investors LP, Series B, 1.70%, 12/1/13(a)	500,000
1,100,000	Chesapeake HRB for Chesapeake General Hospital, Series B, 1.60%, 7/1/31(a)	1,100,000
1,460,000	Clarke County IDA HRB for Winchester Medical Center Inc., 1.63%, 1/1/30(a)	1,460,000
195,000	Fairfax County EDA for George Mason University Foundation Inc. Project, 1.60%, 2/1/29(a)	195,000
1,445,000	Fairfax County EDA for Smithsonian Institution, Series A, 1.40%, 12/1/33(a)	1,445,000
855,000	Hampton MFH for Shoreline Apartments Project, 1.56%, 12/1/19(a)	855,000
910,000	Hanover County IDA Residential Care Facility for Covenant Woods, 1.65%, 7/1/29(a)	910,000
600,000	Henrico County EDA Residential Care Facility for Westminster Centerbury, Series B, 1.60%, 10/1/35(a)	600,000
500,000	James City County IDA MFH for Chambrel Project, 1.56%, 11/15/32(a)	500,000
200,000	King George County IDA for Birchwood Power Partners Project, 1.72%, 11/1/25(a)	200,000
1,055,000	King George County IDA for Birchwood Power Partners Project, Series A, 1.35%, 10/1/24(a)	1,055,000
960,000	King George County IDA SWD for Garnet of Virginia Inc. Project, 1.75%, 9/1/21(a)	960,000
600,000	Lexington IDA EFA for VMI Development Board Inc. Project, 1.30%, 12/1/36(a)	600,000
750,000	Loudoun County IDA for Howard Hughes Medical Institute, Series E, 1.47%, 2/15/38(a)	750,000
450,000	Loudoun County IDA for Loudoun County Day School Inc., 2.09%, 3/1//38(a)	450,000
725,000	Madison County IDA EFA for Woodberry Forest School, 1.35%, 10/1/37(a)	725,000
340,000	Newport News HDA MFH for Springhouse Apartments Project, 1.56%, 9/1/26(a)	340,000
1,500,000	Pocahontas Parkway Association Toll Road Revenue, Series A, 5.50%, 8/15/08	1,541,756
300,000	Portsmouth GO, 5.00%, 7/1/08	300,703
450,000	Roanoke IDA for Carilion Health System, Series C-1, 1.40%, 7/1/27(a)	450,000
990,000	Spotsylvania County GO for School Improvements, 5.00%, 1/15/09	1,008,307
1,415,000	Suffolk HDA MFH for Oak Springs Apartments, 1.56%, 12/1/19(a)	1,415,000
1,950,000	University of Virginia General Revenue, Series A, 1.63%, 6/1/34(a)	1,950,000
920,000	Virginia Beach DAR EFA for Virginia Wesleyan College Project, 1.55%, 7/1/33(a)	920,000
100,000	Virginia Beach DAR IDA for Architectural Graphics Project, 1.70%, 5/1/20(a)	100,000
1,200,000	Virginia Commonwealth University General Revenue, Series B, 1.70%, 11/1/30(a)	1,200,000
750,000	Virginia Commonwealth University Health System Authority, Series A, 1.28%, 7/1/37(a)	750,000
		29,170,766
	PUERTO RICO—5.5%
635,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 1.58%, 7/1/29(a)	635,000
170,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-3, 1.25%, 7/1/29(a)	170,000
1,000,000	Puerto Rico Commonwealth GO, Series A-6 1.00%, 7/1/33(a)	1,000,000
		1,805,000

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—VIRGINIA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)	Value (Note 1)
	WASHINGTON—0.4%
$150,000	Snohomish County Public Utility Revenue for Generation Systems, 2.10%, 1/1/25(a)	$150,000

Total Investments (Cost* $31,125,766)	95.0%	31,125,766
Comprehensive management fees payable	0.0	(1,450)
Distribution (12b-1) fees payable	0.0	(447)
Other assets less liabilities	5.0	1,626,857
Net Assets	100.0%	$32,750,726
Net asset value, offering and redemption price per share, based on 32,750,726 shares of beneficial interest, $.001 per value outstanding, Class R		$1.00

See notes to financial statements.

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—99.5%	Value (Note 1)
	NEW YORK—99.5%
$695,000	Bleecker HDC for Bleecker Terrace Apartment Project, Series 85, 1.68%, 7/1/15(a)	$695,000
2,890,000	Columbia County IDA for Rual Manufacturing Co. Inc., Project A, 1.55%, 5/1/25(a)	2,890,000
500,000	Dutchess IDA for Trinity Pawling School, 1.59%, 2/1/18(a)	500,000
1,380,000	Genesee County IDA for R.J. Properties LLC Project, 1.55%, 7/1/20(a)	1,380,000
6,500,000	Liberty Development Corporation for Greenwich LLC, 1.35% 12/1/39(a)	6,500,000
600,000	Long Island Power Authority Electric System Revenue, Series 1-A, 1.55%, 5/1/33(a)	600,000
1,120,000	Long Island Power Authority Electric System Revenue, Series D, 1.51%, 12/1/29(a)	1,120,000
500,000	Long Island Power Authority Electric System Revenue, Series F, 1.51%, 12/1/29(a)	500,000
900,000	Long Island Power Authority Electric System Revenue, Series G, 1.40%, 12/1/29(a)	900,000
3,000,000	Long Island Power Authority Electric System Revenue, Series N, 2.30%, 12/1/29(a)	3,000,000
1,000,000	Metropolitan Transportation Authority Dedicated Tax Fund, Series B, 1.35%, 11/1/22(a)	1,000,000
5,580,000	Metropolitan Transportation Authority Dedicated Tax Fund, Series D-1, 2.26%, 11/1/34(a)	5,580,000
2,200,000	Monroe County for Margaret Woodbury Strong Museum, 1.50%, 4/1/35(a)	2,200,000
1,300,000	Monroe County IDA for St. Ann’s Home Project, 1.52%, 7/1/30(a)	1,300,000
2,000,000	Nassau County Interim Financial Sales Tax Secured, Series B, 4.00%, 11/15/08	2,018,290
3,800,000	New York City Cultural Resources for Asian Society, 1.40%, 4/1/30(a)	3,800,000
2,600,000	New York City GO, Sub-Series A-9, 1.54%, 8/1/18(a)	2,600,000
1,050,000	New York City GO, Sub-Series C-4, 1.40%, 8/1/20(a)	1,050,000
500,000	New York City GO, Sub-Series E-4, 1.55%, 8/1/34(a)	500,000
300,000	New York City GO, Sub-Series F-3, 1.37%, 9/1/35(a)	300,000
1,575,000	New York City HDC Multifamily for 1405 Fifth Avenue Apartments, Series A, 1.53%, 7/1/39 (a)	1,575,000
5,000,000	New York City HDC Multifamily for 2 Gold Street, Series A, 1.52%, 4/15/36(a)	5,000,000
7,000,000	New York City HFA Multifamily for Worth Street, 1.58%, 5/15/33(a)	7,000,000
300,000	New York City IDA for Children’s Oncology Society, 1.50%, 5/1/21(a)	300,000
7,800,000	New York City IDA for Liberty-FC Hanson Office Associates, 1.50%, 12/1/39(a)	7,800,000
1,725,000	New York City MWFA WSR for ROCS RR II R-11264, 1.59%, 6/15/37(a)	1,725,000
2,500,000	New York City TFA for Future Tax, Series A-1, 1.54%, 11/15/22(a)	2,500,000
3,400,000	New York City TFA for Future Tax, Series C, 1.50%, 2/1/32(a)	3,400,000
3,100,000	New York State Dorm Authority for Beverwyck Inc., 1.55%, 7/1/25(a)	3,100,000
400,000	New York State Dorm Authority for Mental Health Services, Sub-Series D-2A, 1.63%, 2/15/31(a)	400,000
6,000,000	New York State Dorm Authority for Personal Income Tax, Series C, 2.26%, 3/15/32(a)	6,000,000
2,150,000	New York State Dorm Authority for ROCS RR II R-12121, 1.59%, 3/15/31(a)	2,150,000
2,000,000	New York State HDC for Queens Family Courthouse Apartments, Series A, 2.25%, 6/1/42(a)	2,000,000
4,075,000	New York State HDR for Boricua Village Apartments, Series A-2, 1.58%, 9/1/42(a)	4,075,000
5,000,000	New York State HFA for 125 West 31st Street Association, Series A, 1.58%, 5/15/38(a)	5,000,000
7,685,000	New York State HFA for 250 West 93rd Street LLC, Series 2005 A, 1.51%, 11/1/38(a)	7,685,000
6,500,000	New York State HFA for 270 East Burnside Avenue Apartments, 1.75%, 1/15/39(a)	6,500,000
1,400,000	New York State HFA for Kew Gardens Hills Housing, Series A, 1.70%, 5/15/36(a)	1,400,000
300,000	New York State HFA for Remeeder Houses, Series A, 1.60%, 5/1/39(a)	300,000
4,500,000	New York State HFA for Rip Van Winkle House, Series A, 3.59%, 11/1/34(a)	4,500,000
2,000,000	New York State HFA for Victory Housing, Series 2004 A, 1.58%, 11/1/33(a)	2,000,000
2,450,000	New York State LGAC, Series 4-V, 1.50%, 4/1/22(a)	2,450,000
9,000,000	New York State MFH for Avalon Bowery Place II-A, 3.53% - 3.86%, 11/1/39(a)	9,000,000
8,100,000	New York State R&D for Con Ed, Sub-Series C-2, 1.70%, 11/1/39(a)	8,100,000

See notes to financial statements.

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND
STATEMENT OF NET ASSETS—MAY 31, 2008 (Continued)

Principal Amount	TAX-EXEMPT OBLIGATIONS (Continued)		Value (Note 1)
	NEW YORK (Continued)
$300,000	New York State R&D for Long Island Lighting Company, Series A, 1.75%, 12/1/27(a)		$300,000
350,000	Oswego County IDA for Fulton Thermal Corp Project, 1.55%, 6/1/14(a)		350,000
2,500,000	Otsego County IDA for Mary Imogene Bassett Hospital, Series A, 1.69%, 5/1/27(a)		2,500,000
6,600,000	Port Authority NY & NJ for ROCS RR II R-9206, 1.68%, 9/15/28(a)		6,600,000
4,165,000	Rockland County IDA for Gussack Realty/Tappan Wire, 1.75%, 5/1/22(a)		4,165,000
2,350,000	Schenectady County IDA for Sunnyview Hospital and Rehabilitation Center, Series A, 1.70%, 8/1/33(a)		2,350,000
5,000,000	Suffolk County IDA for Touro College Project, 1.50%, 6/1/37(a)		5,000,000
4,290,000	Tompkins County IDA for Kendal Ithaca Community Care, Series B, 1.62%, 7/1/24(a)		4,290,000
1,500,000	Triborough Bridge & Tunnel Authority, Series A, 1.83%, 1/1/19(a)		1,500,000
2,690,000	Triborough Bridge & Tunnel Authority, Sub-Series B-1, 1.45%, 1/1/32(a)		2,690,000
2,850,000	Triborough Bridge & Tunnel Authority, Sub-Series B-2, 1.46%, 1/1/32(a)		2,850,000
1,495,000	Triborough Bridge & Tunnel Authority, Sub-Series B-4, 1.45%, 1/1/32(a)		1,495,000
900,000	Troy IDA for Rensselaer Polytechnic Institute, 1.35%, 9/1/42(a)		900,000
6,500,000	Ulster County IDA for Kingston Regional Senior Living, Series C, 1.52%, 9/15/37(a)		6,500,000
8,755,000	Westchester IDA for Catherine Field Home, 1.52%, 1/1/31(a)		8,755,000
			182,638,290

Total Investments (Cost* $182,638,290)		99.5%	182,638,290
Comprehensive management fees payable	(0.0	)^	(8,120)
Distribution (12b-1) fees payable	(0.0	)^	(2,506)
Other assets less liabilities	0.5		844,670
Net Assets		100.0%	$183,472,334

Net asset value, offering and redemption price per share of each class based on shares of beneficial interest, $.001 par value outstanding and equivalent to the Net Assets of each Class: 183,442,894 shares, Class R			$1.00
29,440 shares, Class Treasurer’s Trust			$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—ARIZONA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—92.7%	Value (Note 1)
	ARIZONA—88.5%
$10,000	Apache County IDA for Tucson Electric Power, Series 83A, 1.70%, 12/15/18(a)	$10,000
19,000	Apache County IDA for Tucson Electric Power, Series 83C, 1.70%, 12/15/18(a)	19,000
20,000	Arizona HCF for Banner Health System, Series A, 1.95%, 1/1/29(a)	20,000
15,000	Arizona HCF for Catholic West, Series B, 1.70%, 7/1/35(a)	15,000
30,000	Arizona HCF for The Terraces, 1.63%, 12/1/37(a)	30,000
100,000	Arizona School District TAN, 4.50%, 7/30/08	100,134
30,000	Arizona Sports & Tourism Authority, Multipurpose Stadium, 1.65%, 7/1/36(a)	30,000
30,000	Arizona State University Revenue, Series A, 1.75%, 7/1/34(a)	30,000
30,000	Coconino County IDA for Scuff Steel Project, 1.73%, 3/1/27(a)	30,000
25,000	Coconino County PCR for Arizona Public Service Co. Project, 1.45%, 11/1/33(a)	25,000
30,000	Maricopa County IDA MHR for Las Gardenias Apartments, Series A, 1.85%, 4/15/33(a)	30,000
30,000	Maricopa County IDA MHR for San Remo Apartments Project, 1.85%, 9/15/35(a)	30,000
25,000	Mesa IDA for Discovery Health, Series B, 2.50%, 1/1/29(a)	25,000
20,000	Phoenix Civic Improvement Corp. Wastewater System Revenue for Sr. Lien, Series A, 2.00%, 7/1/23(a)	20,000
30,000	Phoenix IDA for Southwest Human Development Project, 1.63%, 4/1/28(a)	30,000
30,000	Phoenix IDA MHR for Del Mar Terrace Apartments, Series A, 1.55%, 10/1/29(a)	30,000
30,000	Pima County IDA for GNMA MBS Broadway, Series A, 1.62%, 12/1/25(a)	30,000
30,000	Salt River Pima for Indian Community, 1.55%, 10/1/26(a)	30,000
26,000	Scottsdale IDA for Notre Dame School, Series A, 1.60%, 5/1/21(a)	26,000
15,000	Yavapai County IDA HRB for Yavapai Regional Medical Center, Series B, 2.21%-2.65%, 12/1/26(a)	15,000
30,000	Yavapai County IDA SWD for Allied Waste North America, Series A, 1.63%, 12/1/17(a)	30,000
30,000	Yuma IDA MHR for El Encanto Apartments Project, 1.56%, 4/15/33(a)	30,000
		635,134
	PUERTO RICO—4.2%
30,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 1.58%, 7/1/29(a)	30,000

Total Investments (Cost* $665,134)	92.7%	665,134
Other assets less liabilities	7.3	52,455
Net Assets	100.0%	$717,589

RESERVE MUNICIPAL MONEY-MARKET TRUST—ARIZONA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2008

Assets
Investments in securities, at value (Cost $665,134)	$665,134
Cash	43,392
Interest receivable	4,454
Other Assets	4,651
Total Assets	717,631
Liabilities
Comprehensive management fees payable	32
Distribution (12b-1) fees payable	10
Total Liabilities	42
Net Assets	$717,589
Net asset value, offering and redemption price per share, based on 717,589 shares of beneficial interest, $.0001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—LOUISIANA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—91.7%	Value (Note 1)
	CALIFORNIA—3.5%
$125,000	ABAG Finance Authority for Nonprofit Corporations MHR for Colma Bart Apartments, Series A, 1.55%, 11/15/35(a)	$125,000
	LOUISIANA—79.9%
175,000	Ascension Parish for BASF Corporation Project, 1.44%, 3/1/25(a)	175,000
175,000	East Baton Rouge Parish for Road & Street Improvement, Series A 1.53%-2.41%, 8/1/30(a)	175,000
135,000	East Baton Rouge Parish PCR for Exxon Mobil Corp., 1.13%, 11/1/19(a)	135,000
175,000	Jefferson Parish HRB for East Jefferson General, 2.35%, 7/1/09(a)	175,000
175,000	Louisiana HFA Multifamily for New Orleanian, 1.62%, 12/1/25(a)	175,000
175,000	Louisiana Local Govt. Environment Facilities CDA for Shreveport Utility Systems Project, 1.60%, 10/1/26(a)	175,000
180,000	Louisiana Local Govt. Environment Facilities CDA for South Extrusion Inc. Project, 1.71%, 12/1/17(a)	180,000
175,000	Louisiana Local Govt. Environment Facilities CDA for University of Louisiana-Monroe, Series A, 1.62%, 11/1/34(a)	175,000
175,000	Louisiana Offshore Term Auth. Deepwater Port Rev. for Loop LLC Project, 1.60%, 10/1/19(a)	175,000
175,000	Louisiana PFA for Christus Health, Series C, 1.85%, 7/1/47(a)	175,000
175,000	Louisiana PFA for Christus Health, Sub-Series C-1, 2.85%, 7/1/31(a)	175,000
175,000	Louisiana PFA for Franciscan Missionaries, Series C, 1.45%, 7/1/30(a)	175,000
175,000	Louisiana PFA Multifamily for River View, 1.56%, 4/1/36(a)	175,000
100,000	Louisiana PFA Multifamily for RMK, 1.61%, 6/15/31(a)	100,000
175,000	South Louisiana Port Marine Term. for Holnam Inc. Project, 1.66%, 1/1/27(a)	175,000
175,000	South Louisiana Port Marine Term. for Occidental Petroleum Corp., 1.55%, 7/1/21(a)	175,000
175,000	St. James Parish PCR for Occidental Petroleum Corp., 1.75%, 7/1/18(a)	175,000
		2,865,000
	OHIO—3.3%
120,000	Cuyahoga County EDA for Cleveland Botanical Gardens Project, 1.65%, 7/1/31(a)	120,000
	PUERTO RICO—5.0%
65,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 1.58%, 7/1/29(a)	65,000
15,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-3, 1.25%, 7/1/29(a)	15,000
100,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08	100,134
		180,134

Total Investments (Cost* $3,290,134)	91.7%	3,290,134
Other assets less liabilities	8.3	298,007
Net Assets	100.0%	$3,588,141

RESERVE MUNICIPAL MONEY-MARKET TRUST—LOUISIANA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2008

Assets
Investments in securities, at value (Cost $3,290,134)	$3,290,134
Cash	289,757
Interest receivable	8,404
Other assets	54
Total Assets	3,588,349
Liabilities
Comprehensive management fees payable	159
Distribution (12b-1) fees payable	49
Total Liabilities	208
Net Assets	$3,588,141
Net asset value, offering and redemption price per share, based on 3,588,141 shares of beneficial interest, $.0001 par value outstanding, Class R	$1.00

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—MINNESOTA MUNICIPAL MONEY-MARKET FUND
SCHEDULE OF INVESTMENTS—MAY 31, 2008

Principal Amount	TAX-EXEMPT OBLIGATIONS—94.1%	Value (Note 1)
	CALIFORNIA—3.7%
$375,000	California Statewide CDA for Goodwill of Santa Cruz, 1.33%, 2/1/38(a)	$375,000
	MINNESOTA—76.9%
450,000	Andover Senior Housing for Presbyterian Homes Inc. Project, 1.60%, 11/15/33(a)	450,000
100,000	Cohasset for Minnesota Power & Light Co. Project, Series A, 1.55%, 6/1/20(a)	100,000
195,000	Cohasset for Minnesota Power & Light Co. Project, Series B, 1.55%, 6/1/13(a)	195,000
200,000	Cohasset for Minnesota Power & Light Co. Project, Series C, 1.55%, 6/1/13(a)	200,000
470,000	Minneapolis HCR for Fairview Health Services, Series C, 1.95%, 11/15/26(a)	470,000
300,000	Minneapolis Revenue for Guthrie Theater Project, Series A, 1.45%, 10/1/23(a)	300,000
470,000	Minneapolis Special School District No. 001, 5.00%, 2/1/09	479,584
464,000	Minnesota HFA for Residential Housing, Series C, 1.70%, 1/1/35(a)	464,000
495,000	Minnesota State EFA for Carleton College, Series 6-D, 1.40%, 4/1/35(a)	495,000
250,000	Minnesota State EFA for Trustees of Hamline University, Series 6-E3, 1.62%, 10/1/16(a)	250,000
495,000	Minnesota State EFA for University of St. Thomas, Series 5-C, 1.63%, 4/1/25(a)	495,000
495,000	Minnesota State EFA for William Mitchell College of Law, Series 5-S, 1.68%, 10/1/33(a)	495,000
105,000	Roseville Commercial Development Revenue for Berger Transfer and Storage, Series F, 1.58%, 12/1/15(a)	105,000
495,000	St. Cloud HCR for Centracare Health System Project, Series C, 1.62%, 5/1/42(a)	495,000
215,000	St. Louis Park Revenue for Catholic Finance Corp., 1.65%, 10/1/25(a)	215,000
210,000	St. Paul HDA for District Heating Revenue, 1.65%, 12/1/12(a)	210,000
400,000	St. Paul HDA for Science Museum of Minnesota, Series A, 1.59%, 5/1/27(a)	400,000
800,000	St. Paul HDA MHR for Highland Ridge Project, 1.60%, 10/1/33(a)	800,000
495,000	University of Minnesota, Series A, 1.66%, 1/1/34(a)(b)	495,000
630,000	Winona Port Authority IDR for Bay Street Milling Company Project, Series A, 1.85%, 6/1/11(a)	630,000
		7,743,584
	NEW YORK—4.1%
415,000	Triborough Bridge & Tunnel Authority, Sub-Series B-2, 1.46%, 1/1/32(a)	415,000
	PENNSYLVANIA—3.0%
300,000	Cumberland County Municipal Authority for Asbury Atlantic Inc., 1.63%, 1/1/41(a)	300,000
	PUERTO RICO—6.4%
445,000	Puerto Rico Commonwealth GO for Public Improvement, Series A-2, 1.58%, 7/1/29(a)	445,000
200,000	Puerto Rico Commonwealth TRANS, 4.25%, 7/30/08	200,269
		645,269

Total Investments (Cost* $9,478,853)	94.1%	9,478,853
Other assets less liabilities	5.9	597,607
Net Assets	100.0%	$10,076,460

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST—MINNESOTA MUNICIPAL MONEY-MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2008

Assets
Investments in securities, at value (Cost $9,478,853)	$9,478,853
Cash	567,645
Interest receivable	30,493
Other assets	53
Total Assets	10,077,044
Liabilities
Comprehensive management fees payable	446
Distribution (12b-1) fees payable	138
Total Liabilities	584
Net Assets	$10,076,460
Net asset value, offering and redemption price per share, based on 10,076,460 shares of beneficial interest, $.0001 par value outstanding, Class R	$1.00

See notes to financial statements.

Security Type Abbreviations

BANS	—	Bond Anticipation Notes
CDA	—	Community Development Authority
COPS	—	Certificates of Participation
DAR	—	Development Authority Revenue Bonds
DFA	—	Development Finance Agency
ECFA	—	Education & Cultural Facility Authority
EDA	—	Economic Development Authority Revenue Bonds
EDC	—	Economic Development Commission
EFA	—	Educational Facilities Authority
FNMA	—	Federal National Mortgage Association
GABS	—	Grant Anticipation Bonds
GO	—	General Obligation Bonds
GNMA	—	Government National Mortgage Association
HCF	—	Health Care Facilities Revenue Bonds
HCFA	—	Healthcare Facilities Authority
HCR	—	Health Care Revenue
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HDR	—	Housing Development Revenue
HEA	—	Higher Education Assistance Agency
HEFA	—	Health & Education Facilities Authority
HFA	—	Housing Finance Authority Revenue Bonds
HFC	—	Housing Finance Corporation
HFR	—	Hospital Finance Authority Revenue
HRB	—	Hospital Revenue Bonds
HSR	—	Health System Revenue Bonds
IDA	—	Industrial Development Authority Revenue Bonds
IDR	—	Industrial Development Agency Revenue Bonds
IFA	—	Industrial Finance Authority
LGAC	—	Local Government Assistance Corp.
MBS	—	Mortgage-Backed Securities
MFA	—	Municipal Finance Authority
MFH	—	Multifamily Housing Revenue Bonds
MHR	—	Multifamily Housing Revenue Bonds
MWFA	—	Municipal Water Finance Authority
PBA	—	Public Building Authority
PCR	—	Pollution Control Revenue Bonds
PFA	—	Public Facilities Authority
RANS	—	Revenue Anticipation Notes
SWD	—	Solid Waste Disposal
TAN	—	Tax Anticipation Note
TFA	—	Transitional Finance Authority
TRANS	—	Tax & Revenue Anticipation Notes
WAR	—	Water Authority Revenue
WDA	—	Water Development Authority
WRA	—	Water Resource Authority
WSR	—	Water & Sewer System Revenue Bonds

(a)  Variable rate securities. The interest rates shown are, as reported on May 31, 2008, subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.

(b)  Obligations of educational facilities.

^  Amount is less than 0.05%.

*  The cost of investments for federal income tax purposes is the same as the cost for financial reporting purposes.

See notes to financial statements.

STATEMENT OF OPERATIONS

For the Year Ended May 31, 2008

	Reserve Municipal Money-Market Trust II
	California	Connecticut	Florida	Massachusetts
	Fund	Fund	Fund	Fund
Interest Income (Note 1)	$3,384,458	$1,188,246	$1,937,133	$871,578
Expenses (Note 2)
Comprehensive management fees
Class R	878,831	328,900	499,060	231,571
Class Treasurer’s Trust	—	—	—	493
Distribution (12b-1) fees	252,146	96,052	145,564	67,978
Trustee fee	1,052	483	801	332
Chief Compliance Officer expenses	538	135	296	106
Legal fee	21	10	18	—
Interest expense	3,487	670	3,746	285
Total expenses before waiver	1,136,075	426,250	649,485	300,765
Less: expenses waived (Note 2)	(90,298)	(77,191)	(45,162)	(32,358)
Net Expenses	1,045,777	349,059	604,323	268,407
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$2,338,681	$839,187	$1,332,810	$603,171

	Reserve Municipal Money-Market Trust II
	Michigan	New Jersey	Ohio	Pennsylvania	Virginia
	Fund	Fund	Fund	Fund	Fund
Interest Income (Note 1)	$771,109	$2,407,020	$635,709	$1,895,187	$816,164
Expenses (Note 2)
Comprehensive management fees
Class R	211,490	644,484	171,645	506,046	227,257
Class Treasurer’s Trust	—	—	—	—	—
Distribution (12b-1) fees	62,635	187,895	50,382	148,881	66,701
Trustee fee	330	967	240	740	386
Chief Compliance Officer expenses	73	275	106	252	81
Legal fee	—	21	—	18	9
Interest expense	288	2,498	429	2,350	170
Total expenses before waiver	274,816	836,140	222,802	658,287	294,604
Less: expenses waived (Note 2)	(24,976)	(99,801)	(20,172)	(39,220)	(32,662)
Net Expenses	249,840	736,339	202,630	619,067	261,942
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$521,269	$1,670,681	$433,079	$1,276,120	$554,222

See notes to financial statements.

STATEMENT OF OPERATIONS (Continued)
For the Year Ended May 31, 2008

	Reserve Municipal Money-Market Trust
	Arizona	Louisiana	Minnesota
	Municipal	Municipal	Municipal
	Money-MarketMoney-MarketMoney-Market
	FundFundFund
Interest Income (Note 1)	$33,329	$83,773	$271,335
Expenses (Note 2)
Comprehensive management fees, Class R	9,170	22,708	74,932
Distribution (12b-1) fees	2,583	6,522	22,281
Trustee fee	5	27	70
Chief Compliance Officer expenses	—	7	15
Interest expense	37	134	655
Total expenses	11,795	29,398	97,953
Less: expenses waived (Note 2)	(4,477)	(7,158)	(18,147)
Net Expenses	7,318	22,240	79,806
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$26,011	$61,533	$191,529

See notes to financial statements.

RESERVE MUNICIPAL MONEY-MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF OPERATIONS (Continued)
For the Year Ended May 31, 2008

Interest Income (Note 1)	$32,764,215
Expenses (Note 2)
Comprehensive management fees:
Class R	2,309,022
Investor Class II	25,141
Investor Class I	44,029
Class Treasurer’s Trust	635,071
Liquidity Class V	22,980
Liquidity Class III	151,464
Liquidity Class II	7
Liquidity Class I	84,682
Class Institutional	620,899
Distribution (12b-1) fees:
Class R	665,913
Investor Class II	10,495
Investor Class I	20,455
Trustee fee	13,400
Chief Compliance Officer expenses	4,769
Legal fee	295
Interest expense	243,350
Total expenses before waiver	4,851,972
Less: expenses waived (Note 2)	(315,797)
Net Expenses	4,536,175
Net Investment Income	28,228,040
Net Realized Gain	30,170
Net Increase in Net Assets from Investment Operations	$28,258,210

RESERVE MUNICIPAL MONEY-MARKET TRUST II—INTERSTATE TAX-EXEMPT FUND
STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	May 31, 2008	May 31, 2007
Increase in Net Assets From Investment Operations:
Net investment income	$28,228,040	$35,120,315
Net realized gain/(loss)	30,170	(27,786)
Total increase in net assets from investment operations	28,258,210	35,092,529
Dividends Paid to Shareholders From Net Investment Income (Note 1):
Class R	(6,466,950)	(8,063,977)
Investor Class II(a)	(114,388)	(162,698)
Investor Class I(a)	(218,264)	(129,181)
Class Treasurer’s Trust	(2,712,006)	(2,114,926)
Liquidity Class V(a)	(116,838)	(11,716)
Liquidity Class III(a)	(1,707,916)	(1,723,347)
Liquidity Class II(a)	(80)	—
Liquidity Class I(a)	(1,465,260)	(3,695)
Class Institutional(b)	(15,426,465)	(16,601,095)
Class 8(b)	—	(6,309,680)
Total dividends to shareholders	(28,228,167)	(35,120,315)
From Capital Share Transactions (Note 6)
(at net asset value of $1.00 per share):
Proceeds from sale of shares	7,575,911,005	12,613,661,628
Dividends reinvested	26,444,508	32,915,537
Cost of shares redeemed	(7,042,855,001)	(13,032,081,977)
	559,500,512	(385,504,812)
Net increase (decrease) in net assets	559,530,555	(385,532,598)
Net Assets:
Beginning of period	823,744,652	1,209,277,250
End of period	$1,383,275,207	$823,744,652

(a)  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75, and 95 were renamed Investor Classes I, II and III, respectively. Liquidity Class II commenced operation on February 8, 2008.

(b)  Effective September 1, 2006, Class 8 was closed and Class 12 was renamed Class Institutional.

See notes to financial statements.

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND

STATEMENT OF OPERATIONS (Continued)

For the Year Ended May 31, 2008

Interest Income (Note 1)	$6,387,356
Expenses (Note 2)
Comprehensive management fees:
Class R	1,668,948
Class Treasurer’s Trust	67
Distribution (12b-1) fees:
Class R	484,847
Class Treasurer’s Trust	—
Trustee fee	2,364
Chief Compliance Officer expenses	882
Legal fee	50
Interest expense	8,422
Total expenses before waiver	2,165,580
Less: expenses waived (Note 2)	(82,382)
Net Expenses	2,083,198
Net Investment Income, representing Net Increase in Net Assets from Investment Operations	$4,304,158

RESERVE NEW YORK MUNICIPAL MONEY-MARKET TRUST—NEW YORK MUNICIPAL MONEY-MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Year Ended	Year Ended
	May 31, 2008	May 31, 2007
Increase (Decrease) in Net Assets: From Investment Operations:
Net investment income	$4,304,158	$5,109,600
Dividends paid to Shareholders From: Net investment income (Note 1)
Class R	(4,303,893)	(5,109,452)
Class Treasurer’s Trust	(265)	(148)
Total dividends to shareholders	(4,304,158)	(5,109,600)
From Capital Share Transactions (Note 6) (at net asset value of $1.00 per share):
Proceeds from sale of shares	695,182,520	686,911,548
Dividends reinvested	4,185,623	4,847,554
Cost of shares redeemed	(793,901,108)	(599,707,423)
	(94,532,965)	92,051,679
Net increase (decrease) in net assets	(94,532,965)	92,051,679
Net Assets:
Beginning of period	278,005,299	185,953,620
End of period	$183,472,334	$278,005,299

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Reserve Municipal Money-Market Trust II
	California Fund		Connecticut Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2008	May 31, 2007	May 31, 2008	May 31, 2007
Increase (Decrease) in Net Assets:
From Investment Operations:
Net investment income	$2,338,681	$3,494,300	$839,187	$824,146
Dividends Paid to Shareholders From:
Net Investment Income (Note 1)
Class R	(2,338,681)	(3,494,300)	(839,187)	(824,146)
Class Treasurer’s Trust	—	—	—	—
Total dividends to shareholders	(2,338,681)	(3,494,300)	(839,187)	(824,146)
From Capital Share Transactions
(at net asset value of $1.00 per share):
Proceeds from sale of shares	497,385,391	637,731,986	123,946,695	125,090,416
Dividends reinvested	2,274,860	3,191,678	832,735	771,687
Cost of shares redeemed	(548,504,955)	(631,517,799)	(131,697,252)	(106,628,528)
	(48,844,704)	9,405,865	(6,917,822)	19,233,575
Net increase (decrease) in net assets	(48,844,704)	9,405,865	(6,917,822)	19,233,575
Net Assets:
Beginning of period	133,539,576	124,133,711	46,578,137	27,344,562
End of period	$84,694,872	$133,539,576	$39,660,315	$46,578,137

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Reserve Municipal Money-Market Trust II
	Florida Fund		Massachusetts Fund		Michigan Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31, 2008	May 31, 2007	May 31, 2008	May 31, 2007	May 31, 2008	May 31, 2007
Increase (Decrease) in Net Assets:
From Investment Operations:
Net investment income	$1,332,810	$1,474,751	$603,171	$676,333	$521,269	$357,742
Dividends Paid to Shareholders From:
Net investment income (Note 1)
Class R	(1,332,810)	(1,474,751)	(602,029)	(676,333)	(521,269)	(357,742)
Class Treasurer’s Trust	—	—	(1,142)	—	—	—
Total dividends to shareholders	(1,332,810)	(1,474,751)	(603,171)	(676,333)	(521,269)	(357,742)
From Capital Share Transactions (at net asset value of $1.00 per share):
Proceeds from sale of shares	257,920,022	305,908,620	95,963,460	112,355,884	91,847,005	75,830,827
Dividends reinvested	1,306,894	1,331,113	597,510	619,839	514,919	322,218
Cost of shares redeemed	(277,825,604)	(288,702,494)	(90,491,485)	(117,035,101)	(79,494,555)	(75,865,368)
	(18,598,688)	18,537,239	6,069,485	(4,059,378)	12,867,369	287,677
Net increase (decrease) in net assets	(18,598,688)	18,537,239	6,069,485	(4,059,378)	12,867,369	287,677
Net Assets:
Beginning of period	73,595,683	55,058,444	24,403,280	28,462,658	16,540,833	16,253,156
End of period	$54,996,995	$73,595,683	$30,472,765	$24,403,280	$29,408,202	$16,540,833

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Reserve Municipal Money-Market Trust II
	New Jersey Fund		Ohio Fund		Pennsylvania Fund		Virginia Fund
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,	May 31,
	2008	2007	2008	2007	2008	2007	2008	2007
Increase (Decrease) in Net Assets:
From Investment Operations:
Net investment income	$1,670,681	$1,582,353	$433,079	$455,135	$1,276,120	$1,547,755	$554,222	$587,762
Dividends Paid to Shareholders From:
Net investment income (Note 1)
Class R	(1,670,681)	(1,582,353)	(433,079)	(455,135)	(1,276,120)	(1,547,755)	(554,222)	(587,762)
Class Treasurer’s Trust	—	—	—	—	—	—	—	—
Total dividends to shareholders	(1,670,681)	(1,582,353)	(433,079)	(455,135)	(1,276,120)	(1,547,755)	(554,222)	(587,762)

From Capital Share Transactions (at net asset value of $1.00 per share):
Proceeds from sale of shares	283,778,579	280,636,860	80,755,705	93,407,271	290,524,042	233,286,145	91,254,734	81,880,020
Dividends reinvested	1,642,930	1,415,495	426,986	419,038	1,264,921	1,487,201	548,619	532,329
Cost of shares redeemed	(301,581,210)	(245,470,880)	(70,259,684)	(95,082,803)	(252,077,174)	(231,286,331)	(84,806,636)	(77,349,645)
	(16,159,701)	36,581,475	10,923,007	(1,256,494)	39,711,789	3,487,015	6,996,717	5,062,704
Net increase (decrease) in net assets	(16,159,701)	36,581,475	10,923,007	(1,256,494)	39,711,789	3,487,015	6,996,717	5,062,704
Net Assets:
Beginning of period	90,628,150	54,046,675	17,407,968	18,664,462	52,358,288	48,871,273	25,754,009	20,691,305
End of period	$74,468,449	$90,628,150	$28,330,975	$17,407,968	$92,070,077	$52,358,288	$32,750,726	$25,754,009

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Reserve Municipal Money-Market Trust
	Arizona Municipal		Louisiana Municipal		Minnesota Municipal
	Year Ended May 31, 2008	Year Ended May 31, 2007	Year Ended May 31, 2008	Year Ended May 31, 2007	Year Ended May 31, 2008	Year Ended May 31, 2007
Increase (Decrease) in Net Assets:
From Investment Operations:
Net investment income	$26,011	$43,969	$61,533	$107,948	$191,529	$139,654
Dividends paid to Shareholders From:
Net investment income (Note 1)
Class R	(26,011)	(43,969)	(61,533)	(107,948)	(191,529)	(139,654)
Class Treasurer’s Trust	—	—	—	—	—	—
Total dividends to shareholders	(26,011)	(43,969)	(61,533)	(107,948)	(191,529)	(139,654)
From Capital Share Transactions (at net asset value of $1.00 per share):
Proceeds from sale of shares	6,790,758	9,460,566	11,381,426	17,397,774	52,638,572	34,216,148
Dividends reinvested	25,864	43,354	55,013	104,723	188,690	127,526
Cost of shares redeemed	(6,621,333)	(9,114,722)	(12,431,622)	(13,658,797)	(47,616,531)	(32,590,280)
	195,289	389,198	(995,183)	3,843,700	5,210,731	1,753,394
Net increase (decrease) in net assets	195,289	389,198	(995,183)	3,843,700	5,210,731	1,753,394
Net Assets:
Beginning of period	522,300	133,102	4,583,324	739,624	4,865,729	3,112,335
End of period	$717,589	$522,300	$3,588,141	$4,583,324	$10,076,460	$4,865,729

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

(1)  Significant Accounting Policies:

Reserve Municipal Money-Market Trust II, Reserve New York Municipal Money-Market Trust, and Reserve Municipal Money-Market Trust (collectively, the “Trusts”) are registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“the Investment Company Act”), as open-end management investment companies. The policies summarized below are consistently followed in the preparation of each Trust’s financial statements in conformity with U.S. generally accepted accounting principles.

A. The Trusts’ authorized shares of beneficial interest are unlimited. As of May 31, 2008, there were eleven (11) separate series of Reserve Municipal Money-Market Trust II authorized (Interstate Tax-Exempt Fund, California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund, Virginia Municipal Money-Market Fund and Interstate II Tax-Exempt Fund (which has not commenced operations)); one (1) series of Reserve New York Municipal Money-Market Trust (New York Municipal Money-Market Fund); and three (3) separate series of Reserve Municipal Money-Market Trust (Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund) authorized and outstanding (each a “Fund”, and collectively the “Funds”). The Funds offer two (2) classes of shares, Class R and Class Treasurer’s Trust, except for the Interstate Tax-Exempt Fund, which currently offers eleven (11) classes of shares as follows: Class Institutional, Liquidity Class I, Liquidity Class II, Liquidity Class III, Liquidity Class IV, Liquidity Class V, Class Treasurer’s Trust, Investor Class I, Investor Class II, Investor Class III and Class R; Arizona Municipal Money-Market Fund, which currently offers Investor Class II, Class R and Class Treasurer’s Trust; and Florida Municipal Money-Market Fund, which currently offers only Class R. As of May 31, 2008, Interstate Tax-Exempt Fund had no Liquidity Class IV and Investor Class III shares outstanding, the Arizona Municipal Money-Market Fund had no Investor Class II and Class Treasurer’s Trust shares outstanding and the California, Connecticut, Louisiana, Michigan, Minnesota, New Jersey, Ohio, Pennsylvania and Virginia Municipal Money-Market Funds had no Class Treasurer’s Trust shares outstanding. These financial statements and notes apply to all classes of all above mentioned Funds of all of the Trusts, except for the Interstate II Tax-Exempt Fund.

B. Securities are valued at amortized cost, which approximates market value in accordance with Rule 2a-7 under the Investment Company Act. The amortized cost method values a security at cost and assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values using the effective interest method. For purposes of compliance with Rule 2a-7 of the Investment Company Act, and for computing the portfolios’ average weighted life to maturity, the maturity of floating or variable rate instruments in which the Funds may invest will be deemed to be for floating rate instruments (1) the notice period required before the Funds are entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument’s next rate adjustment.

C. It is each Fund’s policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no federal income tax provision is required.

D. Security transactions are recorded on a trade date basis. Interest income is accrued daily, and security premium or discount is amortized or accreted daily using the effective interest method. Investment income and fund level expenses (expenses other than the comprehensive management fee and distribution fee) are allocated on a daily basis to each class based upon the relative proportion of net assets of each class.

E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares, unless the shareholder has elected in writing to receive cash.

F. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

G. During the fiscal year ended May 31, 2008, the Funds incurred overdraft positions with their custodian bank. Any related interest charges are shown in each Fund’s statement of operations.

H. Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II and III, respectively.

(2)  Management Fee and Other Transactions with Affiliates:

Pursuant to an Investment Management Agreement (the “Agreement”) between Reserve Management Company, Inc. (“RMCI”) and each Trust on behalf of each of its series, RMCI serves as each Fund’s Investment Adviser, subject to the overall supervision of the Board of Trustees. Under the Agreement, RMCI, manages each Fund’s investments, in accordance to its investment objective and policies. The

NOTES TO FINANCIAL STATEMENTS (Continued)

(2)  Management Fee and Other Transactions with Affiliates (Continued)

Funds pay RMCI a comprehensive management fee, accrued daily, at an annual rate based on the average daily net assets of each class of the Fund’s shares according to the following schedule:

Class Institutional	0.13%

Liquidity Class I	0.16%

Liquidity Class II	0.21%

Liquidity Class III	0.26%

Liquidity Class IV	0.36%

Liquidity Class V	0.46%

Class Treasurer’s Trust	0.61%

Investor Class I	0.51%

Investor Class II	0.56%

Investor Class III	0.76%

Class R	0.81%

Prior to July 16, 2007, each of the above classes had a comprehensive management fee that was 0.01% lower.

The comprehensive management fee includes the investment advisory fee, (0.08% of each class’s average daily net assets), all administrative and customary operating expenses of each Fund, as well as shareholder liaison services (such as responding to customer inquiries and providing information on their investments), recordkeeping charges, accounting expenses, transfer agent costs and the expenses of preparing, printing and mailing shareholder reports and prospectuses. Excluded from the definition of administrative and customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses including expenses incurred in connection with litigation proceedings, other claims and the legal obligations of the Trust to indemnify its trustees, officers, employees, shareholders, distributors and other agents of the Trust, payments made pursuant to the Trust’s Distribution Plan, the compensation of the Chief Compliance Officer and related expenses and the fees and expenses of the Trustees who are not interested persons of the Investment Adviser as defined in the Investment Company Act (the “Independent Trustees”) including the fees of the independent counsel of the Independent Trustees for which each Fund pays its direct or allocated share. For the year ended May 31, 2008, RMCI voluntarily waived a portion of its comprehensive management fee in the amounts listed below:

Fund	Amount
Interstate Tax-Exempt Fund	$315,797
California Municipal Money-Market Fund	90,298
Connecticut Municipal Money-Market Fund	77,191
Florida Municipal Money-Market Fund	45,162
Massachusetts Municipal Money-Market Fund	32,358
Michigan Municipal Money-Market Fund	24,976
New Jersey Municipal Money-Market Fund	99,801
Ohio Municipal Money-Market Fund	20,172
Pennsylvania Municipal Money-Market Fund	39,220
Virginia Municipal Money-Market Fund	32,662
New York Municipal Money-Market Fund	82,382
Arizona Municipal Money-Market Fund	4,477
Louisiana Municipal Money-Market Fund	7,158
Minnesota Municipal Money-Market Fund	18,147

These waivers are voluntary and may be terminated at any time.

Certain Officers and Trustees of the Trusts are also Officers of RMCI.

As of May 31, 2008, RMCI owned 2.5% of the Louisiana and 1.6% of the Minnesota Municipal-Money Market Funds.

From time to time, the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of May 31, 2008, please refer to the below chart for Concentration of Ownership:

Fund Name:	Number of Shareholders:	Percentage of Ownership:
Interstate Tax-Exempt Fund	6	12%, 8%, 7%, 7%, 6%, 5%, 5%
California Municipal Money-Market Fund	1	67%
Connecticut Municipal Money-Market Fund	3	30%, 29%, 17%
Florida Municipal Money-Market Fund	3	43%, 28%, 8%
Massachusetts Municipal Money-Market Fund	2	54%, 28%, 9%
Michigan Municipal Money-Market Fund	3	40%, 32%, 19%

NOTES TO FINANCIAL STATEMENTS (Continued)

(2)  Management Fee and Other Transactions with Affiliates (Continued)

Fund Name:	Number of Shareholders:	Percentage of Ownership:
New Jersey Municipal Money-Market Fund	3	35%, 28%, 8%
Ohio Municipal Money-Market Fund	4	33%, 27%, 20%, 5%
Pennsylvania Municipal Money-Market Fund	2	43%, 25%
Virginia Municipal Money-Market Fund	3	42%, 40%, 10%
New York Municipal Money-Market Fund	2	24%, 19%
Arizona Municipal Money-Market Fund	8	15%, 14%, 8%, 7%, 6%, 6%, 5%, 5%
Louisiana Municipal Money-Market Fund	2	75%, 11%
Minnesota Municipal Money-Market Fund	2	51%, 47%

Distribution Assistance:

The Funds have adopted a Rule 12b-1 Distribution Plan and entered into a Distribution Agreement with Resrv Partners, Inc., an affiliate of RMCI, which allows the Funds to pay fees for certain shareholder services and for expenses related to the sale of its shares for the Funds Class R, Investor Class III, Investor Class II and Investor Class I Shares. The rate of distribution expenses may not exceed 0.25% per year of the Classes’ average daily net assets.

Prior to July 16, 2007, Class R, Investor Class III, Investor Class II and Investor Class I had a distribution fee that was 0.05% lower.

(3)  Concentration of Risk:

Total assets of each Fund in the Trusts include a cash balance that is held in accounts with State Street Bank and Trust, the Funds’ Custodian.

Each State Fund concentrates investments in municipal obligations of issuers located in the state for which it is named. The municipal obligation market is volatile. Particularly, investments secured by letters of credit or guarantees of banks are subject to the same risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments. Further, there are specific risks associated with investing in a single state. For example, unfavorable political or economic conditions and/or changes in municipal market-related legislation or litigation within the state can significantly affect the financial condition and credit quality of issuers of municipal securities located in that state.

(4)  Investment Concentration:

The Funds invest substantially all of their assets in portfolios of tax-exempt obligations issued by states, territories and possessions of the United States and their subdivisions. The issuers’ ability to meet their obligations may be affected by economic, regional or political developments. In order to reduce the credit risks associated with such factors, the Funds invest substantially all of their portfolio assets in obligations backed by letters of credit, bond insurance of financial institutions, financial guaranty assurance agencies and/or other credit enhancement arrangements.

Interstate Tax-Exempt Fund 98.0%

Letter of Credit

ABN/AMRO	0.1%

Allied Irish Bank, PLC	1.1%

Banco Santander	0.6%

Bank of America N.A.	5.8%

Bank of New York	0.9%

Bank of Nova Scotia	1.0%

Bank One N.A.	0.3%

BASF	0.1%

Bayerische Landesbank Girozentrale	0.4%

BNP Paribas	0.5%

Calyon Bank	0.1%

Citibank N.A.	2.2%

Comerica Bank	0.8%

Credit Suisse	0.1%

Daiwa Bank LTD	0.1%

Dexia Credit Local	1.2%

Fifth Third Bank	0.3%

First Union National Bank, Charlotte	0.1%

Fleet National Bank	0.1%

Harris Trust & Savings Bank	0.2%

HBOS PLC	0.4%

JPMorgan/Chase	7.8%

KBC Bank N.V.	0.5%

Keybank N.A.	1.8%

Kredietbank NV, Brussels	1.4%

La Salle Bank N.A.	2.8%

Landesbank Baden-Wurternberg	2.6%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

Landesbank Hessen-Thuringen Girozentrale	0.5%

Lloyds TSB Bank PLC	1.2%

Marshall and Ilsley Bank	0.3%

M&T Bank	1.8%

Manufacturers & Traders TC, NY	0.1%

Natexis Banques Populaires	0.4%

Northern Trust Co.	0.1%

PNC Bank N.A.	1.5%

RBS Citizens, N.A.	0.5%

Regions Bank	2.0%

Royal Bank of Canada	0.6%

Royal Bank of Scotland	0.1%

Smith College	0.1%

Societe Generale	0.1%

Standard Federal Bank	0.1%

Salomon Smith Barney	0.1%

State Street Bank & Trust Co.	0.2%

Sumi Bank	0.2%

Suntrust Bank	1.5%

UBS, AG	0.2%

University of Michigan	0.3%

US Bank N.A.	1.8%

U.S. Treasury Strips	0.1%

Wachovia Bank N.A.	7.8%

Wells Fargo N.A.	5.1%

Williams College	0.1%

Yale University	0.1%

* Bond Insurance

AMBAC	11.2%

FGIC	4.8%

FHLB	0.2%

FNMA	2.7%

FRMC	1.2%

FSA	8.3%

MBIA	9.4%

California Municipal Money-Market Fund 95.7%

Letter of Credit

Allied Irish Bank PLC	2.9%

Bank of America N.A.	14.8%

Bank of New York	4.1%

Bank of Nova Scotia	5.0%

BNP Paribas	5.0%

Citibank, N.A.	14.1%

Comercia Bank	6.4%

JP Morgan/Chase	2.9%

KBC Bank, NV	2.4%

Kredietbank NV, Brussels	2.3%

Landesbank Baden-Wurternberg	2.3%

La Salle Bank N.A.	3.7%

Republic N.B. New York	3.6%

Royal Bank of Canada	1.2%

US Bank N.A.	1.2%

Wells Fargo N.A.	4.0%

* Bond Insurance

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

AMBAC	4.0%

FGIC	3.5%

FNMA	3.3%

FSA	5.3%

MBIA	3.7%

Connecticut Municipal Money-Market Fund 96.6%

Letter of Credit

Allied Irish Bank, PLC	5.0%

Bank of America N.A.	2.9%

Bank of Montreal	5.0%

Bank of Nova Scotia	4.5%

Fleet National Bank	5.5%

HSBC	2.5%

JPMorgan/Chase	14.7%

Kredietbank NV, Brussels	0.5%

La Salle Bank N.A.	1.2%

Landesbank Hessen-Thuringen Girozentrale	4.6%

Northern Trust Co.	5.0%

US Bank N.A.	2.5%

Wachovia Bank N.A.	8.8%

Yale University	5.0%

* Bond Insurance

AMBAC	5.0%

FSA	15.0%

MBIA	8.9%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

Florida Municipal Money-Market Fund 97.7%

Letter of Credit

Bank of America N.A.	0.4%

Bank One N.A.	1.9%

Calyon NY	5.0%

Citibank N.A.	14.7%

Dexia Credit Local	3.7%

First Union National Bank	0.5%

JPMorgan/Chase	7.5%

La Salle Bank N.A.	4.0%

Republic National Bank	3.1%

Royal Bank of Canada	2.4%

Societe Generale	3.5%

State Street Bank & Trust Co.	1.8%

Suntrust Bank	9.4%

Wachovia Bank N.A.	9.8%

Wells Fargo N.A.	3.6%

* Bond Insurance

AMBAC	2.8%

FNMA	8.7%

FRMC	1.2%

FSA	8.2%

MBIA	5.5%

Massachusetts Municipal Money-Market Fund 96.6%

Letter of Credit

Allied Irish Banks PLC	2.6%

Bank of America N.A.	2.0%

Bank of Nova Scotia	4.6%

Comerica Bank	4.4%

Depfa Bank, PLC	1.9%

Dexia Credit Local	3.3%

Fleet National Bank	3.7%

Harvard University	4.5%

JPMorgan/Chase	3.9%

Kredietbank NV, Brussels	4.6%

La Salle Bank N.A.	4.6%

Lloyds TSB Bank PLC	5.1%

Massachusetts Institute of Technology	2.9%

RBS Citizens, N.A.	2.0%

Salomon Smith Barney	3.8%

Smith College	4.6%

Wachovia Bank N.A.	6.8%

Wellesley College	4.3%

Westdeutsche Landesbank Girozentrale	3.3%

Williams College	2.3%

* Bond Insurance

AMBAC	8.9%

FSA	9.2%

MBIA	3.3%

Michigan Municipal Money-Market Fund 94.8%

Letter of Credit

Bank of America N.A.	0.3%

Bank of Nova Scotia	4.8%

Comerica Bank	14.7%

Depfa Bank PLC	6.5%

Fifth Third Bank	9.1%

JP Morgan/Chase	9.1%

KBC Bank N.V.	4.3%

La Salle Bank N.A.	7.5%

Landesbank Hessen-Thuringen Girozentrale	8.6%

University of Michigan	5.6%

Wachovia Bank N.A.	0.3%

* Bond Insurance

AMBAC	2.0%

FNMA	4.3%

FSA	8.9%

MBIA	8.8%

New Jersey Municipal Money-Market Fund 95.2%

Letter of Credit

Allied Irish Bank, PLC	2.7%

Bank of America N.A.	2.8%

Bank of New York	6.1%

Bank of Nova Scotia	9.1%

Citibank, N.A.	6.6%

Dexia Credit Local	2.1%

JPMorgan/Chase	5.0%

Landesbank Hessen-Thuringen Girozentrale	4.0%

Lloyds TSB Bank	5.3%

PNC Bank N.A.	3.0%

Princeton University	3.0%

Wachovia Bank N.A.	10.1%

Wells Fargo N.A.	5.4%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

* Bond Insurance

FSA	22.4%

MBIA	7.6%

Ohio Municipal Money-Market Fund 99.7%

Letter of Credit

Allied Irish Bank, PLC	8.1%

Bank of America N.A.	4.4%

Bank of Nova Scotia	2.0%

Barclays Bank PLC	4.0%

Citibank N.A.	0.9%

Dexia Credit Local	5.5%

Fifth Third Bank	6.1%

JP Morgan/Chase	9.0%

Keybank N.A.	8.9%

La Salle Bank N.A.	2.1%

Landesbank Hessen-Thuringen Girozentrale	4.7%

Northern Trust Co.	1.8%

Ohio State University	0.4%

State Street Bank & Trust Co.	5.1%

US Bank N.A.	6.1%

Wachovia Bank N.A.	4.6%

Wells Fargo Bank N.A.	1.3%

* Bond Insurance

FGIC	1.9%

FHLB	4.6%

FNMA	5.3%

FSA	7.3%

MBIA	5.6%

Pennsylvania Municipal Money-Market Fund 91.1%

Letter of Credit

Allied Irish Bank PLC	3.0%

Bank of America N.A.	6.1%

Bank of New York	1.9%

Bank of Nova Scotia	3.9%

Barclays Bank, PLC	0.7%

Bayerische Landesbank Girozentrale	6.4%

BNP Paribas	3.7%

Comerica Bank	1.5%

Fleet National Bank	1.9%

JPMorgan/Chase	3.7%

Kredietbank NV, Brussels	8.3%

Landesbank Hessen-Thurin Girozentrale	7.4%

Northern Trust Co.	2.2%

PNC	8.9%

Wachovia Bank N.A.	10.5%

* Bond Insurance

AMBAC	2.5%

FSA	8.8%

MBIA	9.7%

Virginia Municipal Money-Market Fund 95.0%

Letter of Credit

Bank of America N.A.	13.5%

Bank of New York	2.3%

Bank of Nova Scotia	3.8%

Branch Banking and Trust	8.4%

Credit Suisse	1.6%

Depfa Bank, PLC	1.6%

Harris Trust N.A.	1.2%

JPMorganChase Bank	7.5%

PNC	1.4%

Sun Trust Bank	6.2%

Wachovia Bank NA	9.5%

UBS	1.5%

University of Virginia	6.0%

US Treasury Strips	4.7%

* Bond Insurance

AMBAC	3.7%

FHLB	4.3%

FNMA	1.5%

FRMC	3.6%

FSA	9.2%

MBIA	3.5%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

New York Municipal Money-Market Fund 99.5%

Letter of Credit

Bank of America N.A.	5.7%

Bank of New York	0.7%

Bayerische Hypo-Und Vereinsbank	0.3%

Citibank N.A.	14.5%

Comerica Bank,	4.8%

Dexia Credit Local	3.0%

Fleet National Bank	3.5%

Fortis Bank	3.5%

JP Morgan/Chase	10.4%

Keybank N.A.	2.6%

Landesbank Baden-Wurternberg	2.7%

Landesbank Hessen-Thuringen Girozentrale	4.2%

Lloyds TSB Bank PLC	4.3%

PNC Bank N.A.	0.3%

RBS Citizens N.A.	2.3%

Republic N.B. New York	4.3%

Royal Bank of Scotland	0.4%

Wachovia Bank N.A.	2.3%

Wells Fargo Bank N.A.	3.5%

* Bond Insurance

AMBAC	6.3%

FNMA	10.0%

FRMC	3.5%

FSA	5.1%

MBIA	1.3%

Arizona Municipal Money-Market Fund 92.7%

Letter of Credit

Allied Irish Bank PLC	4.2%

Bank of America N.A.	6.3%

Bank of New York	16.6%

JP Morgan/Chase	7.8%

Kredietbank NV, Brussels	3.5%

Lloyds TSB Bank	4.2%

State Street Bank & Trust Co.	4.2%

Wells Fargo N.A.	8.3%

* Bond Insurance

AMBAC	4.2%

ABN/AMRO	1.4%

FNMA	12.5%

FRMC	4.2%

MBIA	9.0%

FSA	6.3%

Louisiana Municipal Money-Market Fund 91.7%

Letter of Credit

Allied Irish Bank PLC	8.2%

Bank of America	3.5%

Bank of Nova Scotia	2.8%

Bankers Trust	3.7%

Bayerische Landesbank Girozentrale	9.6%

Dexia Credit Local	4.9%

JPMorganChase Bank	9.8%

Premier Bank, N.A.	4.9%

Regions Bank	9.9%

Societe Generale	4.9%

Wachovia Bank	4.9%

* Bond Insurance

AMBAC	4.9%

FNMA	2.8%

FRMC	4.9%

FSA	7.1%

MBIA	4.9%

Minnesota Municipal Money-Market Fund 94.1%

Letter of Credit

Allied Irish Bank, PLC	7.0%

Bank of Nova Scotia	2.0%

Dexia Credit Local	6.2%

Harris N.A.	8.7%

Kredietbank NV, Brussels	3.0%

La Salle Bank N.A.	2.9%

Lloyds TSB Bank PLC	4.6%

Royal Bank of Canada	4.9%

University of Minnesota	4.9%

US Bank N.A.	8.9%

Wells Fargo N.A.	12.7%

NOTES TO FINANCIAL STATEMENTS (Continued)

(4)  Investment Concentration (Continued)

* Bond Insurance

ABN/AMRO	2.0%

FNMA	4.5%

FRMC	7.9%

FSA	9.2%

MBIA	4.7%

*Some securities may be backed by both a letter of credit and bond insurance.

(5)  Composition of Net Assets:

At May 31, 2008, the composition of each Fund’s net assets was as follows:

	Interstate	California	Connecticut	Florida	Massachusetts
	Fund	Fund	Fund	Fund	Fund
Par Value	$1,383,273	$84,695	$39,660	$54,997	$30,473
Additional-Paid-in-Capital	1,381,891,934	84,610,177	39,620,655	54,941,998	30,442,292
Net Assets	$1,383,275,207	$84,694,872	$39,660,315	$54,996,995	$30,472,765

	Michigan	New Jersey	Ohio	Pennsylvania	Virginia
	Fund	Fund	Fund	Fund	Fund
Par Value	$29,408	$74,468	$28,331	$92,070	$32,751
Additional-Paid-in-Capital	29,378,794	74,393,981	28,302,644	91,978,007	32,717,975
Net Assets	$29,408,202	$74,468,449	$28,330,975	$92,070,077	$32,750,726

	New York Fund	Arizona Fund	Louisiana Fund	Minnesota Fund
Par Value	$183,472	$72	$359	$1,008
Additional-Paid-in-Capital	183,288,862	717,517	3,587,782	10,075,452
Net Assets	$183,472,334	$717,589	$3,588,141	$10,076,460

The tax basis of each Fund’s assets is the same as the basis for financial reporting at May 31, 2008.

The income dividends were classified as exempt-income interest dividends for federal income tax purposes for the years shown below:

	2008	2007
Interstate Tax-Exempt Fund	$28,228,167	$35,120,315
California Municipal Money-Market Fund	2,338,681	3,494,300
Connecticut Municipal Money-Market Fund	839,187	824,146
Florida Municipal Money-Market Fund	1,332,810	1,474,751
Massachusetts Municipal Money-Market Fund	603,171	676,333
Michigan Municipal Money-Market Fund	521,269	357,742
New Jersey Municipal Money-Market Fund	1,670,681	1,582,353
Ohio Municipal Money-Market Fund	433,079	455,135
Pennsylvania Municipal Money-Market Fund	1,276,120	1,547,755
Virginia Municipal Money-Market Fund	554,222	587,762
New York Municipal Money-Market Fund	4,304,158	5,109,600
Arizona Municipal Money-Market Fund	26,011	—
Louisiana Municipal Money-Market Fund	61,533	107,948
Minnesota Municipal Money-Market Fund	191,529	139,654

All dividends paid during the years ended May 31, 2008 and May 31, 2007 were federally tax-exempt dividends except for dividends paid by Arizona Municipal Money-Market Fund during the year ended May 31, 2007 of $43,969 which were classified as ordinary income for federal income tax purposes.

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Capital Share Transactions:

For the year ended May 31, 2008 and the year ended May 31, 2007, the capital share transactions of each class of the Interstate Tax-Exempt Fund, each at a net asset value of $1 per share, were as follows:

	Year Ended May 31, 2008
	Class R	Investor Class II(a)	Investor Class I(a)	Treasurer’s Trust	Liquidity Class V(a)	Liquidity Class III(a)
Sold	1,153,618,766	24,895,873	36,509,144	1,056,469,051	38,314,440	394,042,915
Reinvested	6,381,414	114,366	218,264	2,618,348	116,566	1,644,729
Redeemed	(1,166,470,802)	(26,753,357)	(35,798,706)	(963,521,351)	(10,268,339)	(307,090,165)
Net Increase (Decrease)	(6,470,622)	(1,743,118)	928,702	95,566,048	28,162,667	88,597,479

	Liquidity Class II*	Liquidity Class I(a)	Class Institutional
Sold	20,000	469,407,780	4,402,633,036
Reinvested	79	1,439,304	13,911,438
Redeemed	(10,000)	(295,120,779)	(4,237,821,502)
Net Increase (Decrease)	10,079	175,726,305	178,722,972

	Year Ended May 31, 2007
	Class R	Investor Class II(a)	Investor Class I(a)	Treasurer’s Trust	Liquidity Class V(a)	Liquidity Class III(a)
Sold	1,309,381,602	29,868,656	55,931,680	1,017,223,239	2,025,955	125,300,797
Reinvested	7,643,589	151,872	107,035	1,840,244	10,718	1,597,526
Redeemed	(1,282,983,301)	(31,281,010)	(49,690,690)	(962,993,695)	(1,821,973)	(147,516,216)
Net Increase (Decrease)	34,041,890	(1,260,482)	6,348,025	56,069,788	214,700	(20,617,893)

	Liquidity Class I(a)	Class Institutional(1)	Class 8(1)
Sold	31	7,272,005,587	2,801,924,081
Reinvested	3,696	15,251,180	6,309,677
Redeemed	(31)	(6,936,822,169)	(3,618,972,892)
Net Increase (Decrease)	3,696	350,434,598	(810,739,134)

(a)  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV and V, respectively. Also, Classes 70, 75, and 95 were renamed Investor Classes I, II and III, respectively.

*  Liquidity Class II commenced operations on February 8, 2008.

(1)  Effctive September 1, 2006, Class 8 was closed and Class 12 was renamed Class Institutional.

NOTES TO FINANCIAL STATEMENTS (Continued)

(6)  Capital Share Transactions (Continued)

For the year ended May 31, 2008 and the year ended May 31, 2007, the capital share transactions of each class of the New York Municipal Money-Market Fund, each at a net asset value of $1 per share, were as follows:

	Year Ended May 31, 2008
	Class R	Treasurer’s Trust
Sold	695,156,980	25,540
Reinvested	4,185,358	265
Redeemed	(793,894,595)	(6,513)
Net Increase (Decrease)	(94,552,257)	19,292

	Year Ended May 31, 2007
	Class R	Treasurer’s Trust
Sold	686,901,533	10,015
Reinvested	4,847,434	120
Redeemed	(599,707,436)	13
Net Increase (Decrease)	92,041,531	10,148

*  Class Treasurer’s Trust commenced operations on December 7, 2006.

For the year ended May 31, 2008, the capital share transactions of each class of the Massachusetts Municipal Money-Market Fund, each at a net asset value of $1 per share, were as follows:

	Year Ended May 31, 2008
	Class R	Treasurer’s Trust*
Sold	93,261,193	2,702,267
Reinvested	596,368	1,142
Redeemed	(90,467,162)	(24,323)
Net Increase (Decrease)	3,390,399	2,679,086

	Year Ended May 31, 2007
	Class R	Class Treasurer’s Trust*
Sold	112,355,884	—
Reinvested	619,839	—
Redeemed	(117,035,101)	—
Net Increase (Decrease)	(4,059,378)	—

*  Class Treasurer’s Trust commenced operations on June 14, 2007.

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights:

	Class R
	Year Ended May 31,
	2008	2007	2006	2005	2004
Interstate Tax-Exempt Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0224	0.0259	0.0182	0.0070	0.0010
Dividends from net investment income	(0.0224)	(0.0259)	(0.0182)	(0.0070)	(0.0010)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.26%	2.62%	1.84%	0.70%	0.10%
Ratios/Supplemental Data
Net assets end of year (millions)	$313.1	$319.6	$285.5	$261.4	$283.5
Ratio of expenses to average net assets, before fee waivers	1.07%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	1.03%	1.00%	1.00%	1.00%	0.90%
Ratio of net investment income to average net assets	2.26%	2.59%	1.85%	0.69%	0.10%

	Investor Class II(2)
				September 23,
				2004* to
	Year Ended May 31,			May 31,
	2008	2007	2006	2005
Interstate Tax-Exempt Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0249	0.0284	0.0207	0.0083
Dividends from net investment income	(0.0249)	(0.0284)	(0.0207)	(0.0083)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.52%	2.88%	2.09%	0.83%
Ratios/Supplemental Data
Net assets end of year (millions)	$3.4	$5.1	$6.4	$—	^
Ratio of expenses to average net assets, before fee waivers	0.81%	0.76%	0.75%	0.75	%(a)
Ratio of expenses to average net assets net of fee waivers	0.79%	0.75%	0.75%		(b)
Ratio of net investment income to average net assets	2.53%	2.83%	2.67%	1.60	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Investor Class I(2)
	Year Ended May 31,			August 16, 2004* to May 31,
	2008	2007	2006	2005
Interstate Tax-Exempt Fund
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0254	0.0289	0.0212	0.0093
Dividends from net investment income	(0.0254)	(0.0289)	(0.0212)	(0.0093)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.57%	2.93%	2.15%	0.93%
Ratios/Supplemental Data
Net assets end of period (millions)	$9.9	$9.0	$2.6	$0.9
Ratio of expenses to average net assets, before fee waivers	0.77%	0.71%	0.70%	0.71	%(a)
Ratio of expenses to average net assets net of fee waivers	0.74%	0.70%	0.70%		(b)
Ratio of net investment income to average net assets	2.51%	2.92%	2.12%	1.10	%(a)

	Treasurer’s Trust
	Year Ended May 31,
	2008	2007	2006	2005	2004
Interstate Tax-Exempt Fund
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0267	0.0299	0.0222	0.0109	0.0040
Dividends from net investment income	(0.0267)	(0.0299)	(0.0222)	(0.0109)	(0.0040)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.71%	3.04%	2.25%	1.10%	0.40%
Ratios/Supplemental Data
Net assets end of period (millions)	$192.3	$96.7	$40.7	$48.7	$22.5
Ratio of expenses to average net assets, before fee waivers	0.63%	0.61%	0.60%	0.60%	0.60%
Ratio of expenses to average net assets net of fee waivers	0.60%	0.60%	0.60%	(b)	(b)
Ratio of net investment income to average net assets	2.59%	3.01%	2.25%	1.24%	0.37%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Liquidity Class V(2)
	Year Ended May 31,			August 7, 2004* to May 31,
	2008	2007	2006	2005	2004
Interstate Tax-Exempt Fund
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0282	0.0314	0.0237	0.0123	0.0044
Dividends from net investment income	(0.0282)	(0.0314)	(0.0237)	(0.0123)	(0.0044)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.86%	3.19%	2.40%	1.25%	0.45%
Ratios/Supplemental Data
Net assets end of period (millions)	$28.6	$0.50	$0.30	$0.10	$—	^
Ratio of expenses to average net assets, before fee waivers	0.49%	0.46%	0.45%	0.46%	0.44	%(a)
Ratio of expenses to average net assets net of fee waivers	0.45%	0.45%	0.45%	(b)		(b)
Ratio of net investment income to average net assets	2.33%	3.14%	2.46%	1.37%	0.55	%(a)

	Liquidity Class III(2)
	Year Ended May 31,
	2008	2007	2006	2005	2004
Interstate Tax-Exempt Fund
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0302	0.0334	0.0257	0.0144	0.0075
Dividends from net investment income	(0.0302)	(0.0334)	(0.0257)	(0.0144)	(0.0075)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.07%	3.40%	2.61%	1.46%	0.75%
Ratios/Supplemental Data
Net assets end of period (millions)	$130.9	$42.4	$63.0	$77.7	$15.9
Ratio of expenses to average net assets, before fee waivers	0.28%	0.26%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets net of fee waivers	0.25%	0.25%	0.25%	(b)	(b)
Ratio of net investment income to average net assets	2.91%	3.33%	2.50%	1.76%	0.74%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Liquidity Class II
	February 8, 2008* to May 31, 2008
Interstate Tax-Exempt Fund
Net asset value at beginning of period	$1.0000
Net investment income	0.0079
Dividends from net investment income	(0.0079)
Net asset value at end of period	$1.0000
Total Return	0.79%
Ratios/Supplemental Data
Net assets end of period (millions)	$—	^
Ratio of expenses to average net assets, before fee waivers	0.22	%(a)
Ratio of expenses to average net assets net of fee waivers	0.12%
Ratio of net investment income to average net assets	2.56	%(a)

	Liquidity Class I(2)
	Year Ended May 31,
	2008	2007	2006	2005	2004
Interstate Tax-Exempt Fund
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0312	0.0344	0.0267	0.0154	0.0085
Dividends from net investment income	(0.0312)	(0.0344)	(0.0267)	(0.0154)	(0.0085)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.17%	3.50%	2.71%	1.56%	0.86%
Ratios/Supplemental Data
Net assets end of period (millions)	$175.8	$0.1	$0.1	$0.1	$0.1
Ratio of expenses to average net assets, before fee waivers	0.19%	0.16%	0.15%	0.16%	0.15%
Ratio of expenses to average net assets net of fee waivers	0.15%	0.15%	0.15%	(b)	(b)
Ratio of net investment income to average net assets	2.76%	3.44%	2.55%	1.54%	0.85%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class Institutional(1)
	Year Ended May 31,			February 1, 2005* to May 31,
	2008	2007	2006	2005
Interstate Tax-Exempt Fund
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0315	0.0348	0.0271	0.0069
Dividends from net investment income	(0.0315)	(0.0348)	(0.0271)	(0.0069)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	3.20%	3.55%	2.75%	0.70%
Ratios/Supplemental Data
Net assets end of period (millions)	$529.2	$350.4	$— ^	$—	^
Ratio of expenses to average net assets, before fee waivers	0.15%	0.13%	0.12%	0.12	%(a)
Ratio of expenses to average net assets net of fee waivers	0.12%	0.11%	0.12%		(b)
Ratio of net investment income to average net assets	3.17%	3.51%	2.73%	2.12	%(a)

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
California Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0207	0.0250	0.0177	0.0068	0.0006
Dividends from net investment income	(0.0207)	(0.0250)	(0.0177)	(0.0068)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.09%	2.53%	1.79%	0.69%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$84.7	$133.5	$124.1	$105.2	$101.2
Ratio of expenses to average net assets, before fee waivers	1.04%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.96%	1.00%	1.00%	1.00%	0.89%
Ratio of net investment income to average net assets	2.15%	2.50%	1.80%	0.69%	0.06%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Connecticut Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0206	0.0259	0.0179	0.0068	0.0006
Dividends from net investment income	(0.0206)	(0.0259)	(0.0179)	(0.0068)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.08%	2.63%	1.81%	0.68%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$39.7	$46.6	$27.3	$23.4	$21.5
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.86%	0.96%	0.99%	1.00%	0.86%
Ratio of net investment income to average net assets	2.06%	2.60%	1.79%	0.68%	0.06%

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Florida Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0214	0.0261	0.0185	0.0072	0.0006
Dividends from net investment income	(0.0214)	(0.0261)	(0.0185)	(0.0072)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.16%	2.64%	1.86%	0.73%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$55.0	$73.6	$55.1	$43.1	$39.5
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.01%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.98%	0.99%	1.00%	1.00%	0.91%
Ratio of net investment income to average net assets	2.16%	2.62%	1.88%	0.74%	0.06%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Massachusetts Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0214	0.0259	0.0181	0.0068	0.0006
Dividends from net investment income	(0.0214)	(0.0259)	(0.0181)	(0.0068)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.16%	2.63%	1.82%	0.68%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$27.8	$24.4	$28.5	$22.2	$17.8
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.01%	1.01%
Ratio of expenses to average net assets net of fee waivers	0.93%	1.00%	(b )	1.00%	0.88%
Ratio of net investment income to average net assets	2.10%	2.59%	1.84%	0.69%	0.06%

	Class Treasurer’s Trust
	Period from June 14, 2007* to May 31, 2008
Massachusetts Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000
Net investment income	0.0247
Dividends from net investment income	(0.0247)
Net asset value at end of year	$1.0000
Total Return	2.50%
Ratios/Supplemental Data
Net assets end of year (millions)	$2.7
Ratio of expenses to average net assets, before fee waivers	0.61	%(a)
Ratio of expenses to average net assets net of fee waivers	0.50	%(a)
Ratio of net investment income to average net assets	1.41	%(a)

*  Class Treasurer’s Trust commenced operations on June 14, 2007

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Michigan Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0208	0.0263	0.0182	0.0069	0.0006
Dividends from net investment income	(0.0208)	(0.0263)	(0.0182)	(0.0069)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.10%	2.66%	1.84%	0.70%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$29.4	$16.5	$16.3	$16.6	$12.1
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.95%	0.99%	0.99%	1.00%	0.91%
Ratio of net investment income to average net assets	1.99%	2.63%	1.78%	0.77%	0.06%

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
New Jersey Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0208	0.0257	0.0178	0.0068	0.0006
Dividends from net investment income	(0.0208)	(0.0257)	(0.0178)	(0.0068)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.10%	2.60%	1.80%	0.68%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$74.5	$90.6	$54.0	$45.0	$50.2
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.92%	0.99%	1.00%	0.99%	0.87%
Ratio of net investment income to average net assets	2.09%	2.62%	1.81%	0.66%	0.06%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Ohio Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0211	0.0261	0.0184	0.0071	0.0006
Dividends from net investment income	(0.0211)	(0.0261)	(0.0184)	(0.0071)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.13%	2.65%	1.86%	0.71%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$28.3	$17.4	$18.7	$19.0	$10.9
Ratio of expenses to average net assets, before fee waivers	1.05%	1.02%	1.00%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	0.95%	1.00%	1.00%	1.00%	0.92%
Ratio of net investment income to average net assets	2.04%	2.61%	1.83%	0.79%	0.06%

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Pennsylvania Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0212	0.0263	0.0186	0.0070	0.0007
Dividends from net investment income	(0.0212)	(0.0263)	(0.0186)	(0.0070)	(0.0007)
Net asset value at end of year	$1.00	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.14%	2.67%	1.88%	0.70%	0.07%
Ratios/Supplemental Data
Net assets end of year (millions)	$92.1	$52.4	$48.9	$44.7	$46.1
Ratio of expenses to average net assets, before fee waivers	1.05%	1.02%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.99%	1.00%	0.99%	1.00%	0.93%
Ratio of net investment income to average net assets	2.04%	2.63%	1.87%	0.70%	0.07%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Virginia Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0203	0.0260	0.0181	0.0067	0.0006
Dividends from net investment income	(0.0203)	(0.0260)	(0.0181)	(0.0067)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.05%	2.64%	1.82%	0.67%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$32.8	$25.8	$20.7	$13.7	$11.0
Ratio of expenses to average net assets, before fee waivers	1.05%	1.01%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.93%	0.97%	0.91%	1.00%	0.90%
Ratio of net investment income to average net assets	1.97%	2.61%	1.88%	0.70%	0.06%

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
New York Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0204	0.0258	0.0176	0.0067	0.0006
Dividends from net investment income	(0.0204)	(0.0258)	(0.0176)	(0.0067)	(0.0006)
Net asset value at end of year	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.06%	2.62%	1.77%	0.67%	0.06%
Ratios/Supplemental Data
Net assets end of year (millions)	$183.4	$278.0	$185.9	$164.4	$172.6
Ratio of expenses to average net assets, before fee waivers	1.05%	1.00%	1.00%	1.02%	1.02%
Ratio of expenses to average net assets net of fee waivers	1.01%	1.00%	1.00%	1.01%	0.89%
Ratio of net investment income to average net assets	2.08%	2.59%	1.77%	0.66%	0.06%

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Treasurer’s Trust
	Year Ended May 31, 2008	Period from December 7, 2006* to May 31, 2007
New York Municipal Money-Market Fund
Net asset value at beginning of period	$1.0000	$1.0000
Net investment income	0.0248	0.0147
Dividends from net investment income	(0.0248)	(0.0147)
Net asset value at end of period	$1.0000	$1.0000
Total Return	2.51%	1.48%
Ratios/Supplemental Data
Net assets end of period (millions)	$— ^	$—	^
Ratio of expenses to average net assets, before fee waivers	0.61%	0.62	%(a)
Ratio of expenses to average net assets net of fee waivers	0.57%	0.62	%(a)
Ratio of net investment income to average net assets	2.39%	3.06	%(a)

	Class R
	Years Ended May 31,		April 3, 2006* to May 31,
	2008	2007	2006
Arizona Municipal Money-Market Fund
Net asset value at beginning of year	$1.0000	$1.0000	$1.0000
Net investment income.	0.0217	0.0262	0.0039
Dividends from net investment income	(0.0217)	(0.0262)	(0.0039)
Net asset value at end of year	$1.0000	$1.0000	$1.0000
Total Return	2.19%	2.65%	0.39%
Ratios/Supplemental Data
Net assets end of year (millions)	$0.7	$0.5	$0.1
Ratio of expenses to average net assets, before fee waivers	1.04%	1.02%	1.00	%(a)
Ratio of expenses to average net assets net of fee waivers .	0.64%	0.96%	0.92	%(a)
Ratio of net investment income to average net assets	2.28%	2.59%	2.42	%(a)

NOTES TO FINANCIAL STATEMENTS (Continued)

(7)  Financial Highlights: (Continued)

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Louisiana Municipal Money-Market Fund
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0215	0.0261	0.0213	0.0065	0.0007
Dividends from net investment income	(0.0215)	(0.0261)	(0.0213)	(0.0065)	(0.0007)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.18%	2.65%	2.16%	0.66%	0.07%
Ratios/Supplemental Data
Net assets end of period (millions)	$3.6	$4.6	$0.7	$0.3	$0.2
Ratio of expenses to average net assets, before fee waivers	1.04%	1.03%	0.99%	1.01%	1.00%
Ratio of expenses to average net assets net of fee waivers	0.79%	1.00%	0.52%	1.00%	0.64%
Ratio of net investment income to average net assets	2.19%	2.62%	2.33%	0.74%	0.06%

	Class R
	Years Ended May 31,
	2008	2007	2006	2005	2004
Minnesota Municipal Money-Market Fund
Net asset value at beginning of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Net investment income	0.0212	0.0265	0.0179	0.0066	0.0006
Dividends from net investment income	(0.0212)	(0.0265)	(0.0179)	(0.0066)	(0.0006)
Net asset value at end of period	$1.0000	$1.0000	$1.0000	$1.0000	$1.0000
Total Return	2.14%	2.68%	1.80%	0.66%	0.06%
Ratios/Supplemental Data
Net assets end of period (millions)	$10.1	$4.9	$3.1	$1.4	$0.6
Ratio of expenses to average net assets, before fee waivers	1.06%	1.01%	1.01%	1.00%	1.01%
Ratio of expenses to average net assets net of fee waivers	0.86%	0.75%	0.94%	0.99%	0.78%
Ratio of net investment income to average net assets	2.06%	2.66%	1.88%	0.78%	0.06%

*  Inception of Class operations.

(a)  Annualized.

(b)  As there were no fee waivers during the period, this is not applicable.

(1)  Effective September 1, 2006 Class 12 was renamed Class Institutional.

(2)  Effective September 28, 2007, Classes 15, 20, 25, 35 and 45 were renamed Liquidity Class I, II, III, IV, and V, respectively. Also, Classes 70, 75 and 95 were renamed Investor Class I, II, III respectively.

^  Amount is less than $50,000.

NOTES TO FINANCIAL STATEMENTS (Continued)

(8)  Commitments and Contingencies:

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ general exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

(9)  Recent Accounting Pronouncements:

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years for purposes of implementing FIN 48, and has concluded that as of May 31, 2008, no provision for income tax would be required in the fund’s financial statements.

In September 2006, the FASB issued FASB Statement No. 157, Fair Value Measurement (Statement 157), Statement 157 defines fair value, establishes framework for the measurement of fair value, and enhances disclosures about fair value measurements. The Statement is effective for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the Statement of Operations for a fiscal period.

(10)  Additional Information:

As of May 5, 2008, State Street Bank and Trust Company became the Fund’s custodian.

As of June 2, 2008, State Street Bank and Trust Company became the Fund’s accountant.

(11) Subsequent Events:

As of October 7, 2008, and until further notice, the Funds are not offering any class of shares for purchase, except through dividend reinvestment. The Board of Trustees and Reserve Management Company, Inc. (“RMCI”) intend to evaluate whether to continue to operate and offer shares of each Fund to investors in the future or to liquidate the assets of each Fund. At times since September 15, 2008 the Funds failed to transmit shareholder redemption proceeds within seven calendar days of receipt of the redemption request as required by the 1940 Act.

Due to recent economic turmoil, the net assets of the Funds have significantly declined (see Note 12) resulting from significant redemptions by investors in the Funds.

The Reserve Fund, the Primary Fund, the U.S. Government Fund, RMCI and certain of their trustees and officers have been named as defendants in numerous legal actions that have been filed since September 17, 2008. None of these actions is directed against any other series of the Reserve Fund or any other U.S. registered investment company advised by RMCI. Defendants have not been served in many of these actions but have become aware of them through public sources. Plaintiffs in these actions are investors (or broker-dealers for investors) who own or owned shares of the Primary Fund and the U.S. Government Fund.

Although the allegations in the actions differ in some respects, the actions arise from the same underlying set of facts relating to the Primary Fund’s holding of debt securities (with a face value of $785 million) issued by Lehman Brothers Holdings, Inc. (“Lehman”), which filed a petition for bankruptcy protection on September 15, 2008. The bankruptcy filing by Lehman resulted in a decrease to the fair values of all debt securities issued by Lehman and held by the Primary Fund as determined by the Board of Trustees. The fair value declines of the Primary Fund’s assets coupled with the aforementioned redemptions on and after September 15, 2008 resulted in the Fund’s significant decline in net asset value/share. As a result, the U.S. Government Fund experienced significant redemption demands. At the same time, the extreme illiquidity of the financial markets and the limited number of bids for securities held by the Primary Fund and the U.S. Government Fund made raising cash to meet those redemption requests difficult. Faced with this, the U.S. Government Fund obtained relief from the SEC permitting the U.S. Government Fund to suspend the right of redemption and postpone the date of payment or satisfaction upon redemption of shares for more than seven days after the tender of shares for redemption.

The above mentioned actions variously allege claims under the Securities Act of 1933, the Securities Exchange Act of 1934, the 1940 Act and common law for breach of contract, breach of fiduciary duty, fraud, and conversion arising from the conduct of one or more defendants prior to and during the week of September 15, 2008. Plaintiffs in these actions seek various forms of relief, including monetary compensation for losses sustained by a decrease in share value, an order directing the Primary Fund or the U.S. Government Fund, as the case may be, to recalculate redemption amounts, disgorgement of fund management fees, rescission of shares purchased and an order to liquidate the fund. Additional actions based upon similar allegations may be filed in the future.

RMCI, the Reserve Fund and other defendants are reviewing the allegations made in these actions and intend to vigorously defend them. The potential impact of these actions, all of which seek unquantifiable damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. There can be no assurance that these suits and/or ongoing adverse publicity will not result in adverse consequences for RMCI, The Reserve Fund, the Primary Fund, the U.S. Government Fund, the U.S. Treasury Fund, and the Funds.

The conditions and events described above resulted in a significant decline in the net assets of the Funds and in the Funds’ ability to meet shareholder redemption requests as required by the 1940 Act subsequent to May 31, 2008 and, accordingly, raise substantial doubt about the Fund’s ability to continue as going concerns. Further, the conditions and events described above may result in the Funds disposing of their assets at distressed prices in order to meet shareholder redemption requests.

(12) Recent net assets and redemptions payable information (Unaudited):

Net assets of the Funds as of October 3, 2008 were as follows:

Interstate Tax-Exempt Fund	$180,869,965
California Municipal Money-Market Fund	$5,068,667
Connecticut Municipal Money-Market Fund	$10,568,258
Florida Municipal Money-Market Fund	$17,492,908
Massachusetts Municipal Money-Market Fund	$4,746,389
Michigan Municipal Money-Market Fund	$6,410,747
New Jersey Municipal Money-Market Fund	$24,218,333
Ohio Municipal Money-Market Fund	$5,929,859
Pennsylvania Municipal Money-Market Fund	$3,495,238
Virginia Municipal Money-Market Fund	$5,193,907
New York Municipal Money-Market Fund	$109,937,667
Arizona Municipal Money-Market Fund	$106,891
Louisiana Municipal Money-Market Fund	$1,415,589
Minnesota Municipal Money-Market Fund	$3,048,224

Redemptions payable as of October 3, 2008 were as follows:

Interstate Tax-Exempt Fund	$341,316,961
California Municipal Money-Market Fund	$648,754

Connecticut Municipal Money-Market Fund	$1,119,294
Florida Municipal Money-Market Fund	$2,045,108
Massachusetts Municipal Money-Market Fund	$2,774,676
Michigan Municipal Money-Market Fund	$670,624
New Jersey Municipal Money-Market Fund	$862,902
Ohio Municipal Money-Market Fund	—
Pennsylvania Municipal Money-Market Fund	$171,966
Virginia Municipal Money-Market Fund	$318,846
New York Municipal Money-Market Fund	$971,702
Arizona Municipal Money-Market Fund	$420,609
Louisiana Municipal Money-Market Fund	$334
Minnesota Municipal Money-Market Fund	$839,427

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of Reserve Municipal Money-Market Trust II, Reserve New York Municipal Money Market Trust and Reserve Municipal Money-Market Trust:

We have audited the accompanying statements of net assets of Interstate Tax-Exempt Fund, California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund and the Virginia Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust II, New York Money-Market Fund of the Reserve New York Municipal Money Market Trust, and the statements of assets and liabilities, including the schedule of investments, of Michigan Municipal Money-Market Fund and Pennsylvania Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust II, Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust (collectively the Funds), as of May 31, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods or years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The financial highlights for each of the years or periods in the two-year period ended May 31, 2005 were audited by another independent registered public accounting firm whose report dated September 26, 2005 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2008, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Interstate Tax-Exempt Fund, California Municipal Money-Market Fund, Connecticut Municipal Money-Market Fund, Florida Municipal Money-Market Fund, Massachusetts Municipal Money-Market Fund, Michigan Municipal Money-Market Fund, New Jersey Municipal Money-Market Fund, Ohio Municipal Money-Market Fund, Pennsylvania Municipal Money-Market Fund, Virginia Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust II, New York Money-Market Fund of the Reserve New York Municipal Money Market Trust, Arizona Municipal Money-Market Fund, Louisiana Municipal Money-Market Fund and Minnesota Municipal Money-Market Fund of the Reserve Municipal Money-Market Trust as of May 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods or years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

The accompanying financial statements have been prepared assuming that the Funds will continue as a going concern. As discussed in note 11 to the financial statements, the Funds have experienced a significant decline in net assets and are currently not offering any class of shares for purchase.  In addition, as discussed in note 11, certain affiliated mutual funds, the Funds’ investment adviser, distributor and certain of the Funds’ trustees and officers have been named as defendants in numerous legal actions.    These matters raise substantial doubt about the Funds’ ability to continue as going concerns. Management’s plans in regard to these matters are also described in note 11. These financial statements do not include any adjustments that might result from the outcome of this uncertainty.

July 30, 2008, except for note 11 which is dated October 7, 2008

Appendix A

CREDIT RATINGS

The following are the rating designations of certain short-term instruments and issuers and their respective meanings.

Standard & Poor’s (“S&P”) Instruments with the greatest capacity for timely payment are rated A by S&P.  Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A-1, the highest of the three, indicates the degree of safety regarding timely payment is strong; A-2 indicates that the capacity for timely repayment is satisfactory; A-3 indicates that capacity for timely payment is adequate, however, they are more vulnerable to the adverse changes of circumstances than obligations rated A-1 or A-2.

S&P ratings with respect to certain municipal note issues with a maturity of less than three years reflects the liquidity factors and market access risks unique to notes.  SP-1, the highest note rating, indicates a strong capacity to pay principal and interest.  Issues that possess a very strong capacity to pay debt service will be given an “SP-1+” designation.  SP-2, the second highest note rating, indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Moody’s Investors Service, Inc. (“Moody’s”) employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually.  Prime-1 issues have a superior capacity for repayment.  Prime-2 issues have a strong capacity for timely repayment, but to a lesser degree than Prime-1, Prime-3 issues have an acceptable capacity for repayment.

Moody’s highest rating for short-term notes is MIG1/VMIG1; MIG-1/VMIG-1 denotes “superior credit quality”, enjoying “highly reliable liquidity support” or “demonstrated broad-based access to the market for refinancing;” MIG2/VMIG2 denotes “strong credit quality” with margins of protection that are ample although not so large as MIG1/VMIG1.

Fitch Ratings (“Fitch”) employs the ratings F1 - F3 for short-term investment grade obligations.  F1 denotes the highest credit quality.  It indicates the strongest capacity for timely payment of financial commitments.  A “+” may be appended to an F1 rating class to denote any exceptionally strong credit feature.  F2 denotes good credit quality.  It indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.  F3 denotes fair credit quality.  It indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Fitch Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change.  These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained.  Rating Watch is typically resolved over a relatively short period.

Fitch Individual Ratings are assigned only to banks.  ‘A’ denotes a very strong bank.  Characteristics may include outstanding profitability and balance sheet integrity, franchise, management, operating environment or prospects.  ‘B’ denotes a strong bank.  There are no major concerns regarding the bank.  Characteristics may include strong profitability and balance sheet integrity, franchise, management, operating environment or prospects.  ‘C’ denotes an adequate bank, which, however, possesses one or more troublesome aspects.  There may be some concerns regarding its profitability and balance sheet integrity, franchise, management, operating environment or prospects.

A-1

Appendix B

RESERVE MANAGEMENT COMPANY, INC

PROXY VOTING POLICY AND PROCEDURES

RESERVE MANAGEMENT COMPANY, INC

PROXY VOTING POLICY AND PROCEDURES

I.                                         POLICY

Reserve Management Company, Inc. (the “Adviser”) acts as investment adviser for the various series of The Reserve’s registered investment companies, referred to collectively as the “Funds”.  The Adviser has full authority to vote proxies on behalf of each Fund.  Although the Funds do not invest in corporate securities, they may on occasion invest in affiliated or other mutual funds which may issue proxies from time to time.  Therefore, the Adviser will vote all proxies and act on all other actions in a timely manner as part of its authority in accordance with this Policy and Procedures.

When voting proxies for the Funds, the Adviser’s utmost concern is that all decisions be made solely in the best interest of each Fund.  The Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of each Fund’s account.

II.                                     PURPOSE

The purpose of these Policies and Procedures is to memorialize the procedures and policies adopted by the Adviser to enable it to comply with its fiduciary responsibilities to clients and the requirements of Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (“Advisers Act”).

III.                                 PROCEDURES

The Portfolio Manager of each Fund (each a “Portfolio Manager”) is ultimately responsible for ensuring that all proxies received by the Adviser are voted in a timely manner and in a manner consistent with the Adviser’s determination of each Fund’s best interests.  Although many proxy proposals can be voted in accordance with the Funds’ established guidelines (see Section V. below, “Proxy Voting Guidelines”), the Adviser recognizes that some proposals require special consideration which may dictate that the Adviser makes an exception to those Guidelines.

A.                                   CONFLICTS OF INTEREST

Where a proxy proposal raises a material conflict between the Adviser’s interests and an interest of any Fund, the Adviser will resolve such a conflict in the manner described below:

1.                                      VOTE IN ACCORDANCE WITH THE GUIDELINES.  To the extent that the Adviser HAS LITTLE OR NO DISCRETION to deviate from the Guidelines with respect to the proposal in question, the Adviser shall vote in accordance with such pre-determined voting policy.

2.                                      OBTAIN CONSENT.  To the extent that the Adviser HAS DISCRETION to deviate from the Guidelines with respect to the proposal in question, the Adviser will disclose the conflict to each affected Fund and obtain consent to the proposed vote prior to voting the securities.  The disclosure will include sufficient detail regarding the matter to be voted on and the nature of the Adviser’s conflict such that each affected Fund would be able to make an informed decision regarding the vote.  If a Fund does not respond to such a conflict disclosure request or denies the request, the Adviser will abstain from voting the securities held by that Fund’s account.

Each Portfolio Manager will review the proxy proposal for conflicts of interest as part of the overall vote review process.  All material conflicts of interest so identified by the Adviser will be addressed as described above in this Section III.A.

B.                                     LIMITATIONS

In certain circumstances, in accordance with a Fund’s investment advisory agreement (or other written directive) or where the Adviser has determined that it is in the Fund’s best interest, the Adviser will not vote proxies received.  The following are certain circumstances where the Adviser will limit its role in voting proxies:

1.                                       FUND MAINTAINS PROXY VOTING AUTHORITY: Where a Fund specifies in writing that it will maintain the authority to vote proxies itself or that it has delegated the right to vote proxies to a third party, the Adviser will not vote the securities and will direct the relevant custodian to send the proxy material directly to the Fund.  If any proxy material is received by the Adviser, it will promptly be forwarded to the Fund or specified third party.

2.                                       TERMINATED ACCOUNT: Once a Fund account has been terminated with the Adviser in accordance with its investment advisory agreement, the Adviser will not vote any proxies received after the termination.  However, the Fund may specify in writing that proxies should be directed to the Fund (or a specified third party) for action.

3.                                       LIMITED VALUE: If the Adviser determines that the value of a Fund’s economic interest or the value of the portfolio holding is indeterminable or insignificant, the Adviser may abstain from voting a Fund’s proxies.  The Adviser also will not vote proxies received for securities which are no longer held by the Fund’s account.  In addition, the Adviser generally will not vote securities where the economic value of the securities in the Fund account is less than $500.

4.                                       SECURITIES LENDING PROGRAMS: When securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion.  However, where the Adviser determines that a proxy vote (or other shareholder action) is materially important to the Fund’s account, the Adviser may recall the security for purposes of voting, subject to the securities lending agreements with the Funds’ custodian in place at that time.

5.                                       UNJUSTIFIABLE COSTS: In certain circumstances, after doing a cost-benefit analysis, the Adviser may abstain from voting where the cost of voting a Fund’s proxy would exceed any anticipated benefits to the Fund of the proxy proposal.

IV.                                 RECORDKEEPING

In accordance with Rule 204-2 under the Advisers Act, the Adviser will maintain for the time periods set forth in the Rule (i) these proxy voting procedures and policies, and all amendments thereto; (ii) all proxy statements received regarding securities held by the Fund (provided however, that the Adviser may rely on the proxy statement filed on EDGAR as its records); (iii) a record of all votes cast on behalf of each Fund; (iv) records of all client requests for proxy voting information; (v) any documents prepared by the Adviser that were material to making a decision how to vote or that memorialized the basis for the decision; and (vi) all records relating to requests made to the Funds regarding conflicts of interest in voting the proxy.

The Adviser will describe in its Part II of Form ADV (or other brochure fulfilling the requirement of Rule 204-3) its proxy voting policies and procedures and will inform each Fund as to how they may obtain information on how the Adviser voted proxies with respect to securities held by each Fund.  Clients may obtain information on how their securities were voted or a copy of the Adviser’s Policies and Procedures by written request addressed to the Adviser.  The Adviser will coordinate with each Fund to assist in the provision of all information required to be filed on Form N-PX.

V.                                     PROXY VOTING GUIDELINES

Each proxy issue will be considered individually.  The following guidelines are a partial list, do not include all potential voting issues and are to be used in voting proposals contained in the proxy statements, but will not be used as rigid rules.  The Adviser is instructed to vote all proxies in accordance with these guidelines, except as otherwise instructed.  However, because proxy issues and the circumstances of individual companies are so varied, there may be instances when proxies may not be voted in strict adherence to these guidelines.

The following guidelines are grouped according to the types of proposals generally presented to stockholders.  Part A deals with proposals that have been approved and recommended by the company’s board of directors.  Part B deals with proposals submitted by stockholders for inclusion in proxy statements.  Part C addresses unique considerations pertaining to foreign issuers.

A.                                   BOARD APPROVED PROPOSALS

The vast majority of matters presented to stockholders relate to proposals made by the issuer itself.  These proposals have been approved and recommended by the issuer’s board of directors.  The Funds fully support the enhanced corporate governance practices being implemented and intend to hold corporate boards accountable for their actions in promoting stockholder interests.  Accordingly, the Funds’ proxies will generally be voted for board-approved proposals, except as follows:

a.                                      The Funds will withhold votes for any nominee for director who is considered independent by the company but who has received compensation from the company other than for service as a director (such as for investment banking, consulting, legal or financial advisory services).

b.                                     The Funds will vote on a case-by-case basis in contested elections of directors and on proposals to classify a board of directors.

The Funds will vote on a case-by-case basis on board approved proposals:

•                  relating to executive compensation.

•                  relating to changes in a company’s capitalization.

•                  relating to acquisitions, mergers, re-incorporations, reorganizations and other similar transactions.

•                  to adopt any form of anti-takeover measures.

•                  to amend a company’s charter or bylaws (except for charter amendments which are necessary to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

•                  on other business matters where the Funds are otherwise withholding votes for the entire board of directors.

STOCKHOLDER PROPOSALS

The Securities and Exchange Commission regulations permit stockholders to submit proposals for inclusion in a company’s proxy statement.  These proposals often seek to change some aspect of the company’s corporate governance structure or to change some aspect of its business operations.  The Funds will vote on a case-by-case basis on all shareholder proposals.

B.                                     VOTING SHARES OF FOREIGN ISSUERS

Because foreign issuers are incorporated outside of the United States, protection for shareholders may vary significantly from jurisdiction to jurisdiction.  Laws governing certain foreign issuers may provide substantially less protection for shareholders.  As a result, the above guidelines, which are premised on the existence of sound corporate governance and disclosure frameworks, may not be appropriate under some circumstances for foreign issuers.  Therefore, the Funds will vote proxies of foreign issuers on a case-by-case basis.

APPROVED AS OF March 6, 2008

PART C

Item 23.  Exhibits

(a) Declaration of Trust, filed as an exhibit to Registrant’s Pre-Effective Amendment No. 1, dated March 27, 2002, to its registration statement on Form N-1A (the “Registration Statement”) is incorporated by reference.

(b)(1) By-laws and Amendments, filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement, dated March 27, 2002, is incorporated by reference.

(b)(2) Amendment to By-laws, filed as an exhibit to Post-Effective Amendment No. 5 to the Registration Statement, dated September 28, 2005, is incorporated by reference.

(c) See exhibits “a” and “b.”

(d)(1) Form of Investment Management Agreement, filed as an exhibit to Pre-Effective Amendment No. 10 to the Registration Statement, dated November 28, 2006, is incorporated by reference.

(d)(2) Form of Investment Management Agreement for Arizona Municipal Money-Market Fund, dated December 23, 2005, filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement, dated March 29, 2006, is incorporated by reference.

(d)(3) Amended Investment Management Agreement for Arizona Municipal Money-Market Fund, filed as exhibit to Post-Effective Amendment No. 13 to the Registration Statement, dated September 28, 2007, is incorporated by reference.

(e)(1) Form of Distribution Agreement, filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement, dated March 27, 2002, is incorporated by reference.

(e)(2) Form of Registered Dealer Agreement for Arizona Municipal Money Market Fund, filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement, dated March 29, 2006, is incorporated by reference.

(f) Not applicable.

(g)(1) Global Custodian Agreement with Chase Manhattan Bank, filed as exhibit to Post-Effective Amendment No. 36 of the Reserve Tax-Exempt Trust to the registration statement dated July 31, 1999, is incorporated by reference.

(g)(2) Amendment to Global Custodian Agreement, filed as an exhibit to Post-Effective Amendment No. 42 to the registration statement of the Reserve Tax-Exempt Trust, dated July 19, 2001, is incorporated by reference.

(g)(3) Amendment to Global Custodian Agreement, dated April 27, 2005, filed as an exhibit to Post-Effective Amendment No. 5 to the Registration Statement, dated September 28, 2005, is incorporated by reference.

(g)(4) Form of Master Custodian Agreement with State Street Bank & Trust Company, filed as an exhibit to Post-Effective Amendment No. 14, dated September 29, 2008, is incorporated by reference.

(g)(5) Amendment to Custodian Agreement, filed as an exhibit to Post-Effective Amendment No. 14, dated September 29, 2008, is incorporated by reference.

(h) Transfer and Dividend Disbursing Agreement, filed as an exhibit to Registrant’s Pre-Effective Amendment No. 1, dated March 27, 2002, is incorporated by reference.

(i) Opinion of Counsel, filed herewith.

(j)(1) Consent of Independent Registered Public Accounting Firm, filed herewith.

(j)(2) Power of Attorney, filed as an exhibit to Post-Effective Amendment No. 14, dated September 29, 2008, is incorporated by reference.

(k) Not applicable.

(l)(1) Initial Capital Agreement, filed as an exhibit to Registrant’s Pre-Effective Amendment No. 1, dated March 27, 2002, is incorporated by reference.

(l)(2) Purchase Agreement dated December 22, 2005, for Arizona Municipal Money Market Fund, filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement, dated March 29, 2006, is incorporated by reference.

(m)(1) Plan of Distribution filed as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement, dated March 27, 2002, is incorporated by reference.

(m)(2) Plan of Distribution for Arizona Municipal Money Market Fund, filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement, dated March 29, 2006, is incorporated by reference.

(m)(3) Amended Schedules A and B to Plan of Distribution, filed as exhibit to Post-Effective Amendment No. 13 to the Registration Statement, dated September 28, 2007, is incorporated by reference.

(n)(1) Registrant’s Multiple Class Plan pursuant to Rule 18f-3, filed as an exhibit to Post-Effective Amendment No. 7 to the Registration Statement, dated March 29, 2006, is incorporated by reference.

(n)(2) Registrant’s Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, filed as an exhibit to Registrant’s Post-Effective Amendment No. 8, dated September 28, 2006, is incorporated by reference.

(n)(3) Registrant’s Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, filed as an exhibit to Post-Effective Amendment No. 10 to the Registration Statement, dated November 28, 2006, is incorporated by reference.

(n)(4) Registrant’s Amended and Restated Multiple Class Plan pursuant to Rule 18f-3, filed as exhibit to Post-Effective Amendment No. 13 to the Registration Statement, dated September 28, 2007, is incorporated by reference.

(o) N/A.

(p) Code of Ethics, filed as an exhibit to Post-Effective Amendment No. 14, dated September 29, 2008, is incorporated by reference.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

The Registrant does not control and is not under common control with any person or entity.

Item 25.  Indemnification

Each Trustee, officer, employee or agent of the Registrant, and any person who has served at its request as a Director, Trustee, officer or employee of another business entity, shall be entitled to be indemnified by the Registrant to the fullest extent permitted by the laws of the Commonwealth of Massachusetts, subject to the provisions of the Investment Company Act of 1940 and the rules and regulations thereunder.  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of any expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser.

Reserve Management Company, Inc. (“RMCI”) acts as the investment adviser for each series of the following open-end registered management investment companies: The Reserve Fund, Reserve Municipal Money-Market Trust II, Reserve New York Municipal Money-Market Trust, Reserve Municipal Money-Market Trust and Reserve Short-Term Investment Trust.

Each executive officer of RMCI is listed below, including any business, profession, vocation or employment of a substantial nature in which each such person has been engaged since June 1, 2003 for his own account or in the capacity of director, officer, partner or trustee.  Mr. Bruce R. Bent is Chairman, President and Treasurer, Mr. Bruce R. Bent II is Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer, Mr. Arthur T. Bent III is Co-Chief Executive Officer, Senior Vice President and Assistant Secretary, Ms. Christina Massaro is Chief Compliance Officer, Mr. Patrick Farrell is Chief Financial Officer and Ms. Catherine Crowley is Secretary for each of the Trusts for which RMCI acts as investment adviser.  The address of each of the entities listed below is 1250 Broadway, 32nd Floor, New York, New York 10001-3701.

Name	Position with the Adviser	Other Business

Bruce R. Bent	Chairman	Chairman of Reserve Management Corporation and Chairman of Resrv Partners, Inc.

Bruce R. Bent II	Vice Chairman, President, Assistant Secretary and Assistant Treasurer	Vice Chairman, Senior Vice President, Assistant Secretary and Assistant Treasurer of Reserve Management Corporation and Vice Chairman, Secretary and Assistant Treasurer of Resrv Partners, Inc.

Arthur T. Bent III	Vice Chairman, Sr. Vice President, COO/Treasurer and Assistant Secretary	Vice Chairman, President, Treasurer and Assistant Secretary of Reserve Management Corporation and Vice Chairman, Treasurer and Assistant Secretary of Resrv Partners, Inc.

Christina Massaro	Chief Compliance Officer	Chief Compliance Officer of Reserve Management Corporation; Chief Compliance Officer of Reserve Management Corporation and Resrv Partners, Inc.

Patrick J. Farrell	Chief Financial Officer	Chief Financial Officer of Reserve Management Corporation; Chief Financial Officer of Reserve Management Corporation and Resrv Partners, Inc.

Catherine Crowley	General Counsel, Secretary and Senior Vice President	General Counsel, Secretary and Senior Vice President of Reserve Management Corporation; General Counsel, Secretary and Senior Vice President of Resrv Partners, Inc.

Item 27.  Principal Underwriters.

(a)                                  Resrv Partners, Inc., the principal underwriter of the Registrant, also acts as principal underwriter to The Reserve Fund, Reserve Municipal Money-Market Trust II, Reserve New York Municipal Money-Market Trust, Reserve Municipal Money-Market Trust and Reserve Short-Term Investment Trust.

(b)                                 Provided below is the name, position(s) and office(s) with Resrv Partners, Inc. and positions and offices with each series of the Registrant for each Director, Officer or partner of Resrv Partners, Inc.  The principal business address of each such person is 1250 Broadway, 32nd Floor, New York, New York 10001.

Name	Position(s) and Office(s) with Resrv Partners, Inc.	Position(s) and Office(s) with the Registrant

Bruce R. Bent	Chairman	Chairman, President and Treasurer

Mary Belmonte	President	None

Bruce R. Bent II	Vice Chairman, Secretary, Assistant Treasurer	Co-Chief Executive Officer, Senior Vice President and Assistant Treasurer

Arthur T. Bent III	Vice Chairman, Treasurer, Assistant Secretary	Co-Chief Executive Officer, Senior Vice President and Assistant Secretary

Christina Massaro	Chief Compliance Officer	Chief Compliance Officer

Patrick J. Farrell	Chief Financial Officer	Chief Financial Officer

Catherine Crowley	General Counsel, Secretary and Senior Vice President	Secretary

(c)           Not applicable.

Item 28.  Location of Accounts and Records

All records required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by the Registrant at 1250 Broadway, New York, NY 10001-3701 except those relating to receipts and deliveries of securities, which are maintained by State Street Bank & Trust Company, the Registrant’s Custodian, located at 2 Avenue De Lafayette, Boston, MA 02111.

Item 29.  Management Services.

See “Investment Management, Distribution and Service Agreements” in the Registrant’s Statement of Additional Information.

Item 30.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 7th day of October, 2008.

RESERVE MUNICIPAL MONEY MARKET TRUST

By:	/s/ Bruce R. Bent
Bruce R. Bent
Chairman

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature		Title	Date

/s/	Bruce R. Bent	Chairman, President, Treasurer	October 7, 2008
	Bruce R. Bent	and Trustee

/s/	Arthur T. Bent III	Co-Chief Executive Officer,	October 7, 2008
	Arthur T. Bent III	Senior Vice President and
Assistant Secretary

/s/	Bruce R. Bent II	Co-Chief Executive Officer,	October 7, 2008
	Bruce R. Bent II	Senior Vice President and
Assistant Treasurer

	William Viklund	Trustee	October 7, 2008
William Viklund*

		Trustee	October 7, 2008
Edwin Ehlert, Jr.
Edwin Ehlert, Jr.*

	William J. Montgoris	Trustee	October 7, 2008
William J. Montgoris*

	Frank J. Stalzer	Trustee	October 7, 2008
Frank J. Stalzer*

	Santa Albicocco	Trustee	October 7, 2008
Santa Albicocco*

	Stephen P. Zieniewicz	Trustee	October 7, 2008
Stephen P. Zieniewicz*

	Ronald J. Artinian	Trustee	October 7, 2008
Ronald J. Artinian*

* By:	/s/ Bruce R. Bent
Bruce R. Bent as Attorney-in-Fact

INDEX TO EXHIBITS

Exhibit No.	Description of Exhibits

(i)	Opinion and Consent of Counsel

(j)(1)	Consent of Independent Registered Public Accounting Firm